UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑23161
Nushares ETF Trust

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Diana R. Gonzalez
Vice President and Secretary
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: December 31
Date of reporting period: June 30, 2026

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report June 30, 2026

Nuveen International Aggregate Bond ETF
NXUS/NYSE Arca

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen International Aggregate Bond ETF for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen International Aggregate Bond ETF	$4	0.07%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$3,873,744,935

Total number of portfolio holdings	3,156

Portfolio turnover (%)	10%

1

What did the Fund invest in? (as of June 30, 2026)

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67092P672_SAR_0626 5711977

2

Semi-Annual Shareholder Report June 30, 2026

Nuveen Short-Term REIT ETF
NURE/Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Short-Term REIT ETF for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Short-Term REIT ETF	$19	0.35%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$35,572,214

Total number of portfolio holdings	30

Portfolio turnover (%)	8%

1

What did the Fund invest in? (as of June 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67092P706_SAR_0626 5711993

2

Semi-Annual Shareholder Report June 30, 2026

Nuveen U.S. Infrastructure ETF
NUIF/NASDAQ Stock Market LLC

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen U.S. Infrastructure ETF for the period of June 17, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen U.S. Infrastructure ETF	$29	0.57%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$20,635,075

Total number of portfolio holdings	34

Portfolio turnover (%)	1%

1

What did the Fund invest in? (as of June 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67125A106_SAR_0626 5712004

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 7. Financial Statements and Financial
Highlights for Open-End Management
Investment Companies.

Portfolio of Investments June 30, 2026
NXUS
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.9%
CORPORATE BONDS - 22.8%
AUSTRALIA - 0.2%
$ 500,000 Amcor UK Finance PLC 3.750% 02/20/33 $ 567,669
300,000 Ausgrid Finance Pty Ltd 5.946 12/10/35 207,031
800,000 AusNet Services Holdings Pty Ltd 5.981 05/16/34 559,178
200,000 Australia & New Zealand Banking Group Ltd 5.906 08/12/32 139,282
640,000 Australia & New Zealand Banking Group Ltd 3.706 07/31/35 731,440
240,000 Australia & New Zealand Banking Group Ltd 5.145 08/18/36 315,392
150,000 Australia & New Zealand Banking Group Ltd 6.736 02/10/38 108,733
100,000 Australia & New Zealand Banking Group Ltd 6.124 07/25/39 69,952
500,000 Australia & New Zealand Banking Group Ltd 5.691 08/14/40 336,576
500,000 Australia & New Zealand Banking Group Ltd 6.171 08/14/45 343,479
300,000 Australia Pacific Airports Melbourne Pty Ltd 4.000 06/07/34 347,454
300,000 Bank of Queensland Ltd 1.839 06/09/27 339,767
360,000 Brisbane Airport Corp Pty Ltd 3.856 11/13/35 406,320
400,000 Commonwealth Bank of Australia 4.266 06/04/34 467,250
500,000 Commonwealth Bank of Australia 5.520 12/17/35 346,389
1,000,000 Commonwealth Bank of Australia 3.788 08/26/37 1,136,126
400,000 Commonwealth Bank of Australia 6.704 03/15/38 290,058
600,000 Commonwealth Bank of Australia 6.152 11/27/39 419,367
560,000 GAIF Bond Issuer Pty Ltd 4.904 11/13/31 377,345
450,000 Glencore Finance Canada Ltd 4.045 10/10/32 315,661
200,000 National Australia Bank Ltd 2.900 02/25/27 136,783
700,000 National Australia Bank Ltd 4.850 03/22/29 483,582
500,000 National Australia Bank Ltd 6.342 06/06/39 354,232
800,000 National Australia Bank Ltd 5.774 07/30/40 542,323
300,000 NBN Co Ltd 3.375 11/29/32 342,857
300,000 NBN Co Ltd 3.750 03/22/34 346,336
500,000 Norfina Ltd 4.700 12/02/30 340,715
600,000 NSW Electricity Networks Finance Pty Ltd 6.296 11/20/55 406,967
220,000 QBE Insurance Group Ltd 2.500 09/13/38 278,285
400,000 Scentre Group Trust 1 / Scentre Group Trust 2 1.750 04/11/28 447,009
300,000 SGSP Australia Assets Pty Ltd 3.375 10/08/32 337,425
600,000 Sydney Airport Finance Co Pty Ltd 4.375 05/03/33 712,039
400,000 Tabcorp Finance Pty Ltd 5.991 05/28/31 272,586
800,000 Telstra Group Ltd 5.650 03/06/34 561,605
300,000 Transurban Finance Co Pty Ltd 4.143 04/17/35 352,219
340,000 Transurban Finance Co Pty Ltd 3.974 03/12/36 391,130
300,000 Wesfarmers Ltd 3.277 06/10/32 339,503
1,200,000 Westpac Banking Corp 0.000 09/22/28 1,289,837
100,000 Westpac Banking Corp 5.000 01/15/29 69,352
300,000 Westpac Banking Corp 5.100 05/14/29 208,534
900,000 Westpac Banking Corp 5.815 06/04/40 612,233
500,000 Westpac Banking Corp 6.135 11/13/45 342,506
560,000 Woolworths Group Ltd 3.750 10/25/32 644,496
TOTAL AUSTRALIA 17,637,023
AUSTRIA - 0.3%
200,000 BAWAG Group AG 6.750 02/24/34 244,758
400,000 BAWAG PSK Bank fuer Arbeit und Wirtschaft und
Oesterreichische Postsparkasse AG
3.125 01/12/29 460,803
900,000 BAWAG PSK Bank fuer Arbeit und Wirtschaft und
Oesterreichische Postsparkasse AG
3.125 02/27/31 1,035,836
100,000 Erste Group Bank AG 0.625 01/18/27 113,107
200,000 Erste Group Bank AG 3.250 01/10/29 231,044
300,000 Erste Group Bank AG 2.875 01/09/31 342,506
100,000 Erste Group Bank AG 3.000 04/20/32 114,411
300,000 Erste Group Bank AG 3.250 01/14/33 340,010
300,000 Erste Group Bank AG 3.125 12/12/33 344,752
300,000 Erste Group Bank AG 3.100 05/28/35 341,414
700,000 Erste Group Bank AG 3.625 11/26/35 793,396
200,000 HYPO NOE Landesbank fuer Niederoesterreich und Wien AG 0.125 06/23/31 198,839

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AUSTRIA (continued)
$ 500,000 HYPO NOE Landesbank fuer Niederoesterreich und Wien AG 2.750% 10/05/32 $ 560,915
300,000 Hypo Vorarlberg Bank AG 3.125 05/29/30 345,089
400,000 Hypo Vorarlberg Bank AG 2.750 05/13/32 449,744
450,000 Mondi Finance Europe GmbH 2.375 04/01/28 507,833
500,000 Oesterreichische Kontrollbank AG 3.125 11/15/28 577,020
440,000 Oesterreichische Kontrollbank AG 4.500 10/22/29 586,265
800,000 OMV AG 2.375 04/09/32 879,765
100,000 Raiffeisen Bank International AG 6.000 09/15/28 118,031
900,000 Raiffeisen Bank International AG 3.875 01/03/30 1,045,585
600,000 Raiffeisenlandesbank Niederoesterreich-Wien AG 3.375 07/24/28 692,893
100,000 Raiffeisenlandesbank Oberoesterreich AG 0.875 07/12/28 109,876
200,000 UniCredit Bank Austria AG 3.125 09/21/29 230,615
500,000 UniCredit Bank Austria AG 0.050 09/21/35 425,516
500,000 Volksbank Wien AG 3.625 09/09/31 571,639
TOTAL AUSTRIA 11,661,662
BELGIUM - 0.5%
400,000 Ageas SA/NV 4.750 12/01/28 530,924
1,200,000 Anheuser-Busch InBev SA/NV 3.375 05/19/33 1,369,269
700,000 Anheuser-Busch InBev SA/NV 3.875 05/19/38 799,880
800,000 Anheuser-Busch InBev SA/NV 3.950 03/22/44 876,753
200,000 Argenta Spaarbank NV 5.375 11/29/27 231,029
200,000 Argenta Spaarbank NV 2.875 02/03/32 226,395
300,000 Argenta Spaarbank NV 0.500 10/08/41 217,223
300,000 Barry Callebaut Services NV 3.750 02/19/28 345,336
300,000 Belfius Bank SA 3.625 10/18/28 349,360
800,000 Belfius Bank SA 4.125 09/12/29 942,386
300,000 Belfius Bank SA 3.250 11/14/31 338,142
400,000 BNP Paribas Fortis SA 0.875 03/22/28 442,404
200,000 Cofinimmo SA 0.875 12/02/30 204,120
300,000 Crelan Home Loan SCF 2.500 07/09/30 336,862
300,000 Crelan Home Loan SCF 1.375 04/18/33 303,413
100,000 Crelan SA 6.000 02/28/30 121,983
400,000 Crelan SA 3.875 09/15/36 456,741
500,000 Elia Transmission Belgium SA 3.500 10/08/35 563,403
100,000 Euroclear Holding NV 2.625 04/11/48 112,643
200,000 Euroclear Holding NV 1.375 06/16/51 202,209
500,000 FLUVIUS System Operator CV 3.875 05/02/34 578,608
500,000 FLUVIUS System Operator CV 3.500 03/12/35 563,058
800,000 ING Belgium SA 2.750 08/25/32 900,262
400,000 KBC Group NV 4.375 04/19/30 471,789
600,000 KBC Group NV 4.750 04/17/35 710,357
800,000 Proximus SADP 0.750 11/17/36 695,299
500,000 Silfin NV 5.125 07/17/30 598,665
400,000 Sofina SA 3.707 11/13/33 452,754
100,000 Syensqo SA 3.375 05/28/31 113,779
200,000 Syensqo SA 4.000 05/28/35 228,347
100,000 VGP NV 1.500 04/08/29 108,346
200,000 VGP NV 4.250 01/29/31 230,726
200,000 Warehouses De Pauw CVA 3.125 01/15/31 224,363
TOTAL BELGIUM 14,846,828
BERMUDA - 0.0%
500,000 Athora Holding Ltd 5.875 09/10/34 607,166
TOTAL BERMUDA 607,166
BRAZIL - 0.0%
500,000 Pluxee NV 3.500 09/04/28 574,566
TOTAL BRAZIL 574,566
CANADA - 0.3%
72,000 (a) 407 International Inc 2.590 05/25/32 48,300
200,000 407 International Inc 4.110 10/03/35 140,841
500,000 407 International Inc 2.840 03/07/50 253,568
660,000 407 International Inc 4.540 10/09/54 441,455

Portfolio of Investments June 30, 2026
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CANADA (continued)
$ 300,000 Alimentation Couche-Tard Inc 4.011% 02/12/36 $ 344,428
300,000 AltaGas Ltd 3.025 11/10/27 210,758
150,000 AltaLink LP 1.509 09/11/30 98,720
300,000 Avenue Living 2014 LP 4.653 07/15/29 211,048
425,000 Bank of Montreal 0.125 01/26/27 479,102
100,000 Bank of Montreal 4.309 06/01/27 71,242
200,000 Bank of Montreal 3.190 03/01/28 141,309
400,000 Bank of Montreal 0.050 06/08/29 421,577
1,000,000 Bank of Montreal 3.731 06/03/31 707,877
900,000 Bank of Montreal 4.077 03/05/35 639,880
200,000 Bank of Nova Scotia/The 3.250 01/18/28 230,338
200,000 Bank of Nova Scotia/The 3.807 11/15/28 142,041
300,000 Bank of Nova Scotia/The 4.680 02/01/29 218,282
500,000 Bank of Nova Scotia/The 3.500 04/17/29 578,894
600,000 Bank of Nova Scotia/The 2.516 06/18/29 679,412
650,000 Bank of Nova Scotia/The 3.734 06/27/31 459,653
500,000 Bank of Nova Scotia/The 3.616 01/30/32 351,344
400,000 Bank of Nova Scotia/The 5.679 08/02/33 294,256
300,000 Bank of Nova Scotia/The 4.442 11/15/35 216,309
150,000 Bell Telephone Co of Canada or Bell Canada 3.800 08/21/28 106,552
200,000 Bell Telephone Co of Canada or Bell Canada 5.850 11/10/32 154,034
200,000 Bell Telephone Co of Canada or Bell Canada 5.150 08/24/34 148,577
300,000 Bell Telephone Co of Canada or Bell Canada 4.700 03/14/36 214,050
1,000,000 Bell Telephone Co of Canada or Bell Canada 5.250 08/14/55 695,655
500,000 Brookfield Finance II Inc 4.388 03/01/33 356,321
360,000 Brookfield Finance II Inc 5.399 12/11/55 258,287
50,000 Brookfield Infrastructure Finance ULC 5.980 02/14/33 38,684
200,000 Brookfield Infrastructure Finance ULC 5.439 04/25/34 151,036
400,000 Brookfield Infrastructure Finance ULC 4.526 09/24/35 282,263
600,000 Brookfield Renewable Partners ULC 5.880 11/09/32 462,568
300,000 Brookfield Renewable Partners ULC 5.204 01/15/56 208,644
1,000,000 Bruce Power LP 4.410 12/21/35 703,528
100,000 Canadian Imperial Bank of Commerce 2.250 01/07/27 70,308
100,000 Canadian Imperial Bank of Commerce 5.500 01/14/28 72,798
300,000 Canadian Imperial Bank of Commerce 1.910 07/14/28 383,123
750,000 Canadian Imperial Bank of Commerce 3.650 12/10/28 531,648
300,000 Canadian Imperial Bank of Commerce 3.800 12/10/30 212,966
700,000 Canadian Imperial Bank of Commerce 3.900 06/20/31 498,040
500,000 Canadian Imperial Bank of Commerce 5.300 01/16/34 366,819
500,000 Canadian Imperial Bank of Commerce 4.150 04/02/35 356,018
500,000 Canadian National Railway Co 4.200 06/10/35 353,575
500,000 Canadian National Railway Co 4.700 05/10/53 342,449
600,000 Canadian Natural Resources Ltd 3.750 02/08/31 423,064
500,000 Canadian Utilities Ltd 5.450 12/22/55 355,944
600,000 Capital Power Corp 4.231 01/14/33 421,846
600,000 Cenovus Energy Inc 4.600 11/20/35 428,168
600,000 CI Financial Corp 4.625 12/12/31 694,352
800,000 Coastal Gaslink Pipeline LP 5.857 03/30/49 628,931
900,000 CU Inc 4.085 09/02/44 583,156
500,000 Enbridge Gas Inc 4.160 09/12/35 352,543
300,000 Enbridge Gas Inc 3.200 09/15/51 159,658
500,000 Enbridge Gas Inc 4.840 09/12/55 348,768
150,000 Enbridge Inc 4.900 05/26/28 108,557
800,000 Enbridge Inc 5.320 08/22/54 568,094
700,000 Enbridge Inc 5.150 12/17/55 495,247
300,000 Equitable Bank 2.375 09/28/28 338,818
500,000 Equitable Bank 3.870 04/12/29 352,324
200,000 Fairfax Financial Holdings Ltd 2.750 03/29/28 227,100
200,000 Federation des Caisses Desjardins du Quebec 0.250 02/08/27 225,358
500,000 Federation des Caisses Desjardins du Quebec 3.804 09/24/29 355,933
200,000 Federation des Caisses Desjardins du Quebec 4.875 10/08/30 265,417
1,000,000 Federation des Caisses Desjardins du Quebec 4.264 01/24/35 715,214

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CANADA (continued)
$ 300,000 First Capital Real Estate Investment Trust 4.461% 02/15/34 $ 211,963
500,000 First Capital Real Estate Investment Trust 4.760 02/15/35 357,512
1,000,000 Fortis Inc/Canada 5.100 12/04/55 708,152
200,000 Great-West Lifeco Inc 4.700 11/16/29 239,441
500,000 HOOPP Realty Finance Trust 3.922 11/27/32 352,737
150,000 Hydro One Inc 4.910 01/27/28 108,602
600,000 Hydro One Inc 4.250 01/04/35 430,473
800,000 Hydro One Inc 3.630 06/25/49 470,442
550,000 Hydro One Inc 4.850 11/30/54 387,537
600,000 Hydro-Quebec 3.400 09/01/29 427,454
500,000 Hyundai Capital Canada Inc 3.584 01/14/30 351,912
700,000 Inter Pipeline Ltd/AB 6.590 02/09/34 559,324
860,000 Loblaw Cos Ltd 4.387 06/16/35 612,884
200,000 Magna International Inc 3.625 05/21/31 230,564
200,000 Magna International Inc 4.375 03/17/32 238,653
200,000 Manulife Financial Corp 5.054 02/23/34 146,127
500,000 Manulife Financial Corp 4.064 12/06/34 356,201
700,000 Manulife Financial Corp 2.818 05/13/35 478,334
500,000 Mini Mall Storage Properties Trust 4.751 12/01/30 350,611
500,000 Montreal Gateway Terminals Partnership 4.563 12/31/32 359,383
600,000 National Bank of Canada 3.441 10/21/31 419,144
1,200,000 National Bank of Canada 4.260 02/15/35 858,062
400,000 North West Redwater Partnership / NWR Financing Co Ltd 2.800 06/01/31 271,205
500,000 North West Redwater Partnership / NWR Financing Co Ltd 4.850 06/01/34 369,942
500,000 North West Redwater Partnership / NWR Financing Co Ltd 4.050 07/22/44 319,299
536,187 NorthRiver Midstream Pipestone LP / NRM Pipestone Finance LP 4.866 03/10/39 371,810
37,000 Ontario Power Generation Inc 2.977 09/13/29 25,774
100,000 Ontario Power Generation Inc 4.990 06/28/54 70,803
100,000 Ontario Power Generation Inc 4.866 03/13/55 69,356
400,000 Oxford Properties Group Trust 3.602 11/13/30 280,484
600,000 Pembina Pipeline Corp 4.020 03/27/28 426,972
600,000 Pembina Pipeline Corp 4.740 01/21/47 394,856
100,000 Rogers Communications Inc 5.700 09/21/28 73,706
100,000 Rogers Communications Inc 3.750 04/15/29 70,814
400,000 Rogers Communications Inc 5.900 09/21/33 310,163
700,000 Rogers Communications Inc 5.250 04/15/52 488,611
200,000 Royal Bank of Canada 4.632 05/01/28 144,378
500,000 Royal Bank of Canada 3.500 07/25/28 579,489
225,000 Royal Bank of Canada 0.000 10/05/28 241,607
600,000 Royal Bank of Canada 3.411 06/12/29 423,580
1,200,000 Royal Bank of Canada 2.750 02/04/30 1,364,831
600,000 Royal Bank of Canada 0.000 01/27/31 598,889
450,000 Royal Bank of Canada 3.985 07/22/31 321,497
300,000 Royal Bank of Canada 3.572 12/09/31 210,790
225,000 Royal Bank of Canada 3.000 03/16/33 255,880
350,000 Royal Bank of Canada 5.096 04/03/34 256,169
500,000 Royal Bank of Canada 4.279 02/04/35 358,196
500,000 Royal Bank of Canada 4.464 10/17/35 361,734
360,000 Sienna Senior Living Inc 3.524 12/18/28 253,331
200,000 Sun Life Financial Inc 2.800 11/21/33 138,888
500,000 Sun Life Financial Inc 4.140 09/13/37 353,322
500,000 Sun Life Financial Inc 4.560 12/03/40 354,432
500,000 Suncor Energy Inc 3.550 11/14/30 350,351
100,000 TELUS Corp 2.350 01/27/28 69,554
400,000 TELUS Corp 3.300 05/02/29 280,977
400,000 TELUS Corp 5.250 11/15/32 299,252
400,000 TELUS Corp 5.100 02/15/34 296,453
300,000 TELUS Corp 5.650 09/13/52 221,075
100,000 Toronto Hydro Corp 4.610 06/14/33 73,701
200,000 Toronto-Dominion Bank/The 2.875 04/05/27 262,455
250,000 Toronto-Dominion Bank/The 4.210 06/01/27 178,143
200,000 Toronto-Dominion Bank/The 4.477 01/18/28 143,680

Portfolio of Investments June 30, 2026
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CANADA (continued)
$ 200,000 Toronto-Dominion Bank/The 2.442% 09/08/28 $ 226,803
300,000 Toronto-Dominion Bank/The 3.631 12/13/29 347,685
400,000 Toronto-Dominion Bank/The 4.002 10/31/30 285,871
500,000 Toronto-Dominion Bank/The 3.563 04/16/31 576,297
700,000 Toronto-Dominion Bank/The 3.605 09/10/31 492,430
400,000 Toronto-Dominion Bank/The 2.973 09/09/32 455,107
600,000 Toronto-Dominion Bank/The 3.357 09/22/32 679,183
600,000 Toronto-Dominion Bank/The 4.133 01/09/33 429,221
560,000 Toronto-Dominion Bank/The 3.247 02/16/34 643,937
800,000 Toronto-Dominion Bank/The 4.423 10/31/35 575,729
800,000 Toyota Credit Canada Inc 3.650 08/19/30 564,457
200,000 TransCanada PipeLines Ltd 3.800 04/05/27 141,556
200,000 TransCanada PipeLines Ltd 5.277 07/15/30 148,933
200,000 TransCanada PipeLines Ltd 4.575 02/20/35 143,612
500,000 TransCanada PipeLines Ltd 4.340 10/15/49 309,565
700,000 TransCanada PipeLines Ltd 5.127 11/19/55 483,687
360,000 TriSummit Utilities Inc 3.710 02/14/31 252,019
500,000 WSP Global Inc 4.586 01/22/36 351,852
TOTAL CANADA 50,096,974
CHINA - 0.0%
200,000 Bank of China Ltd/London 4.125 10/27/28 262,826
300,000 China Three Gorges International Ltd 2.875 12/01/30 338,919
500,000 Prosus NV 1.288 07/13/29 534,573
250,000 Prosus NV 2.778 01/19/34 260,802
TOTAL CHINA 1,397,120
CYPRUS - 0.0%
100,000 Bank of Cyprus Pcl 7.375 07/25/28 119,041
TOTAL CYPRUS 119,041
CZECH REPUBLIC - 0.0%
100,000 Ceske Drahy AS 5.625 10/12/27 117,481
600,000 Czech Gas Networks Investments Sarl 0.875 03/31/31 610,912
500,000 EP Infrastructure AS 4.125 02/27/33 565,154
225,000 EPH Financing International AS 4.625 07/02/32 261,957
400,000 Komercni Banka AS 2.750 10/15/30 452,432
TOTAL CZECH REPUBLIC 2,007,936
DENMARK - 0.4%
125,000 Danfoss Finance I BV 3.750 06/30/33 143,404
125,000 Danske Bank A/S 2.500 02/13/30 141,416
400,000 Danske Bank A/S 4.125 01/10/31 471,278
700,000 DLR Kredit A/S 1.000 04/01/27 106,011
500,000 DLR Kredit A/S 1.000 04/01/28 74,570
2,900,000 DLR Kredit A/S 1.000 04/01/30 417,126
300,000 DSV Finance BV 3.375 11/06/32 341,609
600,000 DSV Finance BV 3.375 11/06/34 673,805
550,000 Jyske Bank A/S 0.250 02/17/28 618,910
300,000 Jyske Realkredit A/S 2.500 01/01/29 340,278
4,200,000 Jyske Realkredit A/S 1.000 04/01/30 605,924
300,000 Jyske Realkredit A/S 2.750 10/01/32 337,604
500,000 Nordea Kredit Realkreditaktieselskab 1.000 10/01/27 75,101
1,000,000 Nordea Kredit Realkreditaktieselskab 1.000 04/01/28 149,000
3,000,000 Nordea Kredit Realkreditaktieselskab 1.000 04/01/29 439,819
4,000,000 Nordea Kredit Realkreditaktieselskab 1.000 04/01/30 576,276
700,000 Novo Nordisk Finance Netherlands BV 3.250 01/21/31 804,069
1,200,000 Novo Nordisk Finance Netherlands BV 3.375 05/21/34 1,364,757
1,800,000 Nykredit Realkredit A/S 1.000 07/01/27 271,352
1,600,000 Nykredit Realkredit A/S 1.000 01/01/28 239,360
1,500,000 Nykredit Realkredit A/S 1.000 07/01/28 222,671
200,000 Nykredit Realkredit A/S 4.000 07/17/28 232,523
200,000 Nykredit Realkredit A/S 4.625 01/19/29 236,566
1,500,000 Nykredit Realkredit A/S 1.000 07/01/29 218,967
4,000,000 Nykredit Realkredit A/S 1.000 01/01/30 579,629

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
DENMARK (continued)
9,600,000 Nykredit Realkredit A/S 1.000% 07/01/30 $ 1,378,177
200,000 Nykredit Realkredit A/S 3.625 07/24/30 230,177
6,000,000 Nykredit Realkredit A/S 1.000 01/01/31 852,098
360,000 Nykredit Realkredit A/S 3.500 01/12/33 407,112
100,000 Nykredit Realkredit A/S 4.000 04/24/35 115,072
600,000 Orsted AS 5.750 04/09/40 747,084
4,750,000 Realkredit Danmark A/S 1.000 01/01/30 687,117
4,000,000 Realkredit Danmark A/S 1.000 01/01/32 556,231
TOTAL DENMARK 14,655,093
ESTONIA - 0.0%
100,000 LHV Group AS 5.375 05/24/28 115,890
700,000 LHV Pank AS 2.625 06/11/29 793,239
100,000 Luminor Bank AS/Estonia 4.042 09/10/28 114,995
500,000 Luminor Bank AS/Estonia 3.551 06/12/29 572,350
200,000 Luminor Bank AS/Estonia 2.653 09/10/29 226,501
TOTAL ESTONIA 1,822,975
FINLAND - 0.2%
100,000 Danske Kiinnitysluottopankki Oyj 0.000 11/24/26 113,223
400,000 Danske Kiinnitysluottopankki Oyj 3.500 01/29/29 465,413
500,000 Danske Kiinnitysluottopankki Oyj 2.750 11/17/32 563,018
225,000 Lumo Kodit Oyj 3.875 03/12/32 254,123
600,000 Neste Oyj 0.750 03/25/28 662,375
450,000 Nordea Bank Abp 3.375 06/11/29 520,666
560,000 Nordea Bank Abp 3.250 11/19/35 631,495
200,000 Nordea Kiinnitysluottopankki Oyj 3.625 10/26/28 233,021
400,000 Nordea Kiinnitysluottopankki Oyj 3.000 01/31/31 459,526
500,000 Nordea Kiinnitysluottopankki Oyj 3.000 04/12/34 569,024
450,000 Nordea Kiinnitysluottopankki Oyj 3.000 08/28/35 507,383
1,000,000 OP Mortgage Bank 3.125 10/20/28 1,151,871
950,000 OP Mortgage Bank 0.625 02/15/29 1,026,648
200,000 S-Pankki Oyj 3.000 04/16/30 228,494
150,000 SP-Kiinnitysluottopankki Oyj 3.250 05/02/31 173,061
TOTAL FINLAND 7,559,341
FRANCE - 2.2%
700,000 Abertis France SAS 0.625 09/14/28 758,453
400,000 Accor SA 3.500 03/04/33 445,217
800,000 Aeroports de Paris SA 2.750 06/05/28 911,543
200,000 Air Liquide Finance SA 1.250 06/13/28 222,239
200,000 Air Liquide Finance SA 3.375 05/29/34 228,065
300,000 Air Liquide Finance SA 3.500 03/21/35 343,983
200,000 Air Liquide Finance SA 3.500 11/05/37 224,625
100,000 Alstom SA 0.000 01/11/29 105,405
400,000 Altarea SCA 1.750 01/16/30 426,657
300,000 Altrad Investment Authority SAS 4.429 06/23/32 344,446
200,000 APRR SA 3.125 01/24/30 228,454
500,000 APRR SA 3.125 01/06/34 556,236
200,000 Arkea Home Loans SFH SA 3.072 02/07/34 225,771
200,000 Arkea Public Sector SCF SA 3.226 07/02/35 226,646
600,000 (b) Arkema SA 4.800 N/A 695,859
200,000 Arundo Re SA 2.875 07/15/40 219,841
500,000 Autoroutes du Sud de la France SA 1.375 02/21/31 524,882
300,000 Autoroutes du Sud de la France SA 3.250 01/19/33 337,742
300,000 AXA Home Loan SFH SA 0.050 07/05/27 333,595
200,000 AXA SA 5.500 07/11/43 248,839
700,000 AXA SA 4.375 07/24/55 813,037
500,000 AXA SA 4.125 07/24/56 566,718
200,000 Ayvens SA 3.875 01/24/28 231,522
600,000 Ayvens SA 4.875 10/06/28 711,710
100,000 Banque Federative du Credit Mutuel SA 4.125 03/13/29 117,470
100,000 Banque Federative du Credit Mutuel SA 5.000 10/22/29 133,153
200,000 Banque Federative du Credit Mutuel SA 3.000 05/07/30 226,452

Portfolio of Investments June 30, 2026
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
FRANCE (continued)
300,000 Banque Federative du Credit Mutuel SA 5.250% 09/10/31 $ 402,291
500,000 Banque Federative du Credit Mutuel SA 3.250 10/17/31 566,440
400,000 Banque Federative du Credit Mutuel SA 4.750 11/10/31 483,879
300,000 Banque Federative du Credit Mutuel SA 5.125 01/13/33 365,336
600,000 Banque Federative du Credit Mutuel SA 3.750 02/01/33 693,624
600,000 Banque Federative du Credit Mutuel SA 4.125 06/14/33 708,907
500,000 Banque Federative du Credit Mutuel SA 4.375 01/11/34 583,089
400,000 Banque Federative du Credit Mutuel SA 3.750 02/03/34 461,456
500,000 Banque Federative du Credit Mutuel SA 3.625 03/07/35 564,025
600,000 BNP Paribas Home Loan SFH SA 3.000 01/31/30 687,588
100,000 BNP Paribas SA 3.583 01/15/31 115,041
100,000 BNP Paribas SA 1.250 07/13/31 110,461
200,000 BNP Paribas SA 4.125 09/26/32 236,900
200,000 BNP Paribas SA 4.750 11/13/32 241,437
500,000 BNP Paribas SA 4.125 05/24/33 596,326
1,100,000 BNP Paribas SA 3.494 09/17/33 1,242,734
400,000 BNP Paribas SA 4.095 02/13/34 469,770
200,000 BNP Paribas SA 4.199 07/16/35 231,749
200,000 BNP Paribas SA 6.318 11/15/35 273,224
800,000 BNP Paribas SA 3.979 05/06/36 920,880
700,000 BNP Paribas SA 2.000 09/13/36 669,958
400,000 BNP Paribas SA 3.945 02/18/37 456,480
200,000 Bouygues SA 3.875 07/17/31 234,888
300,000 Bouygues SA 4.625 06/07/32 365,071
300,000 Bouygues SA 5.375 06/30/42 383,640
200,000 BPCE Assurances SA 4.125 10/22/35 229,513
200,000 BPCE SA 3.500 01/25/28 230,564
200,000 BPCE SA 4.625 03/02/30 236,424
500,000 BPCE SA 4.875 10/22/30 662,819
100,000 BPCE SA 5.250 10/22/30 133,210
200,000 BPCE SA 4.000 11/29/32 235,752
300,000 BPCE SA 3.625 10/01/33 339,825
500,000 BPCE SA 4.000 01/20/34 576,593
600,000 BPCE SA 4.250 01/11/35 703,279
500,000 BPCE SA 3.875 01/25/36 582,231
500,000 BPCE SA 3.875 02/26/36 567,902
100,000 BPCE SFH SA 0.000 11/08/26 113,362
300,000 BPCE SFH SA 3.250 04/12/28 345,601
300,000 BPCE SFH SA 3.000 02/20/29 344,271
500,000 BPCE SFH SA 2.625 07/24/30 564,180
400,000 BPCE SFH SA 3.000 01/15/31 457,288
700,000 BPCE SFH SA 3.000 03/24/32 795,788
500,000 BPCE SFH SA 3.125 01/20/33 570,902
900,000 BPCE SFH SA 3.125 05/22/34 1,020,958
200,000 Caisse de Refinancement de l'Habitat SA 2.750 01/12/29 228,215
100,000 Caisse de Refinancement de l'Habitat SA 0.000 10/08/29 104,197
300,000 Caisse de Refinancement de l'Habitat SA 2.625 06/20/30 339,037
300,000 Caisse de Refinancement de l'Habitat SA 2.750 02/20/32 337,587
300,000 Caisse de Refinancement de l'Habitat SA 3.375 06/28/32 348,147
500,000 Caisse de Refinancement de l'Habitat SA 3.125 02/23/33 570,243
400,000 Caisse de Refinancement de l'Habitat SA 3.125 06/03/36 446,831
200,000 Caisse Nationale de Reassurance Mutuelle Agricole Groupama 4.375 05/26/35 232,015
300,000 Capgemini SE 3.125 09/25/31 335,252
600,000 Capgemini SE 3.500 09/25/34 662,851
300,000 Carmila SA 3.750 01/13/33 337,602
200,000 Carrefour Banque SA 4.079 05/05/27 230,095
300,000 Carrefour SA 3.250 06/24/30 341,610
500,000 Carrefour SA 3.750 05/24/33 572,114
300,000 CCF SFH SACA 2.500 04/09/29 338,989
300,000 CCF SFH SACA 2.625 09/07/32 331,470
200,000 Cie de Financement Foncier SA 5.500 01/26/27 266,741
100,000 Cie de Financement Foncier SA 0.875 09/11/28 109,592

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
FRANCE (continued)
200,000 Cie de Financement Foncier SA 3.125% 05/17/29 $ 230,264
400,000 Cie de Financement Foncier SA 3.125 06/06/30 460,120
500,000 Cie de Financement Foncier SA 3.375 09/16/31 579,705
200,000 Cie de Financement Foncier SA 1.250 11/15/32 203,925
200,000 Cie de Financement Foncier SA 3.000 02/24/33 226,404
1,100,000 Cie de Financement Foncier SA 3.000 03/10/33 1,243,227
500,000 Cie de Saint-Gobain SA 2.375 10/04/27 568,226
550,000 Cie de Saint-Gobain SA 4.625 10/09/29 725,992
200,000 Cie Generale des Etablissements Michelin SCA 3.125 05/16/31 226,954
300,000 Cie Generale des Etablissements Michelin SCA 3.375 05/16/36 335,778
800,000 CNP Assurances SA 4.875 07/16/54 954,599
200,000 Coface SA 6.000 09/22/32 251,280
500,000 Cofiroute SA 3.125 03/06/33 557,932
200,000 Credit Agricole Home Loan SFH SA 3.375 09/04/28 231,227
300,000 Credit Agricole Home Loan SFH SA 3.000 12/01/30 343,763
500,000 Credit Agricole Home Loan SFH SA 2.625 02/17/31 563,473
500,000 Credit Agricole Home Loan SFH SA 3.000 07/09/32 569,346
200,000 Credit Agricole Home Loan SFH SA 3.000 12/11/32 227,034
700,000 Credit Agricole Home Loan SFH SA 3.000 08/29/33 792,597
700,000 Credit Agricole Home Loan SFH SA 2.875 01/12/34 782,932
100,000 Credit Agricole Public Sector SCF SA 0.000 09/13/28 107,501
200,000 Credit Agricole Public Sector SCF SA 3.000 01/16/33 226,752
300,000 Credit Agricole SA 4.875 10/23/29 399,015
400,000 Credit Agricole SA 3.875 04/20/31 470,024
400,000 Credit Agricole SA 5.500 07/31/32 538,048
300,000 Credit Agricole SA 3.250 08/25/32 338,610
300,000 Credit Agricole SA 4.375 11/27/33 359,175
500,000 Credit Agricole SA 3.750 01/22/34 580,664
500,000 Credit Agricole SA 3.500 09/26/34 563,364
900,000 Credit Agricole SA 3.750 05/27/35 1,027,040
700,000 Credit Agricole SA 4.125 02/26/36 817,758
200,000 Credit Agricole SA 4.375 04/15/36 233,237
100,000 Credit Mutuel Arkea SA 1.125 05/23/29 108,274
400,000 Credit Mutuel Arkea SA 3.307 05/06/32 454,487
200,000 Credit Mutuel Arkea SA 4.250 12/01/32 237,769
400,000 Credit Mutuel Arkea SA 3.625 10/03/33 459,923
400,000 Credit Mutuel Arkea SA 4.810 05/15/35 473,007
400,000 Credit Mutuel Arkea SA 3.635 07/17/35 455,770
200,000 Credit Mutuel Home Loan SFH SA 1.000 04/30/28 221,316
500,000 Credit Mutuel Home Loan SFH SA 2.625 06/06/30 564,625
500,000 Credit Mutuel Home Loan SFH SA 3.000 11/28/30 572,361
500,000 Credit Mutuel Home Loan SFH SA 3.000 02/03/31 571,443
500,000 Credit Mutuel Home Loan SFH SA 3.000 07/29/32 568,417
300,000 Danone SA 1.208 11/03/28 330,198
200,000 Danone SA 3.200 09/12/31 228,136
200,000 Danone SA 3.438 04/07/33 227,871
400,000 (b) Danone SA 3.950 N/A 454,706
300,000 Edenred SE 1.875 03/30/27 340,708
300,000 Electricite de France SA 4.125 06/17/31 354,347
500,000 Electricite de France SA 4.000 05/07/37 573,238
400,000 Electricite de France SA 5.500 10/17/41 487,035
600,000 Electricite de France SA 4.625 01/25/43 690,109
500,000 Electricite de France SA 4.750 06/17/44 579,794
550,000 Electricite de France SA 5.125 09/22/50 589,638
300,000 Electricite de France SA 6.000 01/23/14 336,525
300,000 Elis SA 3.375 09/02/31 338,924
100,000 Engie SA 3.625 01/11/30 116,092
500,000 Engie SA 3.875 12/06/33 583,747
500,000 Engie SA 4.000 01/11/35 583,412
1,200,000 Engie SA 4.500 09/06/42 1,388,208
300,000 Engie SA 5.750 10/28/50 362,402
300,000 Engie SA 5.000 10/01/60 320,009

Portfolio of Investments June 30, 2026
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
FRANCE (continued)
200,000 (b) Engie SA 4.500 % N/A $ 226,563
600,000 (b) Engie SA 5.125 N/A 715,994
400,000 EssilorLuxottica SA 2.875 03/05/29 456,257
300,000 EssilorLuxottica SA 2.625 01/10/30 337,876
300,000 Gecina SA 2.000 06/30/32 316,589
500,000 Gecina SA 3.375 08/04/35 556,108
500,000 ICADE 1.625 02/28/28 556,273
300,000 Imerys SA 1.875 03/31/28 333,730
400,000 Indigo Group SAS 1.625 04/19/28 446,292
400,000 ITM Entreprises SAS 4.125 01/29/30 464,795
300,000 Kering SA 3.625 09/05/31 346,152
400,000 Kering SA 3.375 03/11/32 453,900
300,000 Kering SA 3.875 09/05/35 344,228
200,000 Klepierre SA 0.875 02/17/31 204,731
200,000 Klepierre SA 3.875 09/23/33 232,031
300,000 Klepierre SA 3.750 09/30/37 338,787
200,000 La Banque Postale Home Loan SFH SA 2.750 10/30/30 226,524
500,000 La Banque Postale Home Loan SFH SA 3.000 01/31/31 571,319
500,000 La Banque Postale Home Loan SFH SA 2.750 06/12/32 561,750
800,000 La Banque Postale SA 4.000 05/03/28 930,042
200,000 La Banque Postale SA 3.500 12/02/32 227,047
400,000 La Mondiale SAM 4.375 10/20/35 462,837
1,000,000 La Poste SA 4.000 06/12/35 1,166,602
600,000 Legrand SA 3.625 03/19/35 689,478
700,000 L'Oreal SA 2.875 05/19/28 802,124
100,000 LVMH Moet Hennessy Louis Vuitton SE 1.125 02/11/27 130,175
100,000 LVMH Moet Hennessy Louis Vuitton SE 3.250 09/07/29 115,344
500,000 LVMH Moet Hennessy Louis Vuitton SE 3.000 03/07/32 564,819
700,000 LVMH Moet Hennessy Louis Vuitton SE 3.500 09/07/33 809,451
400,000 Mercialys SA 4.000 09/10/31 461,952
500,000 MMS USA Holdings Inc 1.750 06/13/31 529,083
700,000 Orange SA 3.250 01/15/32 850,803
1,000,000 Orange SA 3.750 09/04/37 1,132,222
400,000 Orange SA 3.750 05/13/38 450,045
400,000 Orange SA 4.125 11/13/45 443,389
700,000 (b) Orange SA 5.375 N/A 839,869
300,000 Pernod Ricard SA 3.250 03/03/32 338,870
200,000 Pernod Ricard SA 3.250 02/04/33 224,118
200,000 Pernod Ricard SA 3.625 05/07/34 227,012
200,000 Pernod Ricard SA 3.750 02/04/37 224,619
100,000 Praemia Healthcare SACA 0.875 11/04/29 104,881
300,000 Praemia Healthcare SACA 3.875 06/05/32 339,574
300,000 RCI Banque SA 3.500 01/17/28 344,325
900,000 RCI Banque SA 3.625 11/03/32 1,004,721
1,000,000 RTE Reseau de Transport d'Electricite SADIR 3.750 07/04/35 1,149,015
300,000 RTE Reseau de Transport d'Electricite SADIR 3.875 11/24/37 342,137
100,000 Societe Generale SA 4.125 11/21/28 117,461
200,000 Societe Generale SA 3.375 05/14/30 228,758
200,000 Societe Generale SA 4.875 11/21/31 240,784
200,000 Societe Generale SA 5.625 06/02/33 250,492
300,000 Societe Generale SA 6.250 06/22/33 423,806
1,000,000 Societe Generale SA 3.750 09/02/33 1,138,871
300,000 Societe Generale SA 3.750 05/17/35 341,485
900,000 Societe Generale SA 4.125 05/14/36 1,039,170
200,000 Societe Generale SFH SA 0.000 12/02/26 226,408
300,000 Societe Generale SFH SA 3.375 07/31/30 348,045
600,000 Societe Generale SFH SA 3.125 02/24/32 687,078
500,000 Societe Generale SFH SA 3.125 02/01/36 559,898
200,000 Sodexo SA 1.750 06/26/28 250,062
700,000 Suez SACA 4.500 11/13/33 834,075
300,000 Suez SACA 6.625 10/05/43 403,331
300,000 Teleperformance SE 0.250 11/26/27 329,548

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
FRANCE (continued)
600,000 Terega SA 4.000% 09/17/34 $ 691,110
500,000 Thales SA 4.250 10/18/31 598,138
300,000 TotalEnergies Capital International SA 3.647 07/01/35 342,605
500,000 TotalEnergies Capital International SA 4.060 07/01/40 567,969
1,000,000 TotalEnergies Capital International SA 3.852 03/03/45 1,067,159
300,000 (b) TotalEnergies SE 4.500 N/A 344,958
200,000 (b) TotalEnergies SE 4.120 N/A 231,046
1,500,000 Unibail-Rodamco-Westfield SE 1.750 02/27/34 1,476,612
100,000 Veolia Environnement SA 1.625 09/17/30 106,944
300,000 Veolia Environnement SA 5.375 12/02/30 406,278
300,000 Veolia Environnement SA 3.324 06/17/32 340,830
200,000 Veolia Environnement SA 1.625 09/21/32 204,605
600,000 Veolia Environnement SA 1.250 05/14/35 557,669
500,000 Veolia Environnement SA 3.795 06/17/37 563,152
400,000 Vinci SA 2.750 09/15/34 449,595
200,000 Wendel SE 1.000 06/01/31 204,308
300,000 Westfield America Management Ltd 2.625 03/30/29 374,183
TOTAL FRANCE 105,166,147
GERMANY - 4.1%
200,000 Aareal Bank AG 0.250 11/23/27 219,544
100,000 Aareal Bank AG 2.375 09/14/29 112,443
900,000 Aareal Bank AG 3.000 08/05/31 1,026,035
300,000 Allianz SE 5.824 07/25/53 380,122
500,000 Allianz SE 4.851 07/26/54 603,140
600,000 Allianz SE 4.431 07/25/55 704,252
200,000 Amprion GmbH 4.072 01/15/38 230,039
1,100,000 Amprion GmbH 4.000 09/30/40 1,222,824
500,000 Aroundtown SA 3.000 10/16/29 615,062
500,000 BASF SE 1.500 03/17/31 532,665
500,000 BASF SE 1.625 11/15/37 459,938
600,000 Bausparkasse Schwaebisch Hall AG 3.000 10/09/35 677,134
1,100,000 Bayer AG 4.625 05/26/33 1,328,450
500,000 Bayerische Landesbank 2.625 10/07/31 564,195
500,000 Bayerische Landesbank 2.750 05/28/32 565,919
500,000 Bayerische Landesbank 2.875 01/12/33 567,879
560,000 Bayerische Landesbodenkreditanstalt 3.250 03/15/35 646,254
300,000 BMW Finance NV 2.625 05/20/28 340,519
200,000 BMW Finance NV 2.625 01/27/29 226,137
700,000 BMW International Investment BV 3.125 07/22/29 799,250
1,000,000 BMW US Capital LLC 3.375 02/02/34 1,116,138
300,000 BSK 1818 AG 2.625 10/22/32 334,133
200,000 Commerzbank AG 0.875 04/18/28 221,341
550,000 Commerzbank AG 0.000 03/11/30 567,198
500,000 Commerzbank AG 4.625 01/17/31 594,810
550,000 Commerzbank AG 0.250 01/12/32 543,850
425,000 Commerzbank AG 2.250 09/01/32 466,590
800,000 Commerzbank AG 3.125 06/13/33 921,978
600,000 Commerzbank AG 1.250 01/09/34 604,114
300,000 Continental AG 4.000 06/01/28 348,640
200,000 Continental AG 3.500 10/01/29 230,373
450,000 Daimler Truck Finance Canada Inc 4.540 09/27/29 326,296
2,000,000 Deutsche Bahn AG 2.740 10/21/30 184,375
1,840,000 Deutsche Bahn AG 1.500 12/08/32 1,905,852
100,000 Deutsche Bank AG 5.375 01/11/29 117,993
400,000 Deutsche Bank AG 3.000 06/16/29 455,131
400,000 Deutsche Bank AG 3.750 01/15/30 463,831
500,000 Deutsche Bank AG 4.125 04/04/30 583,555
300,000 Deutsche Bank AG 6.125 12/12/30 411,400
600,000 Deutsche Bank AG 3.375 02/13/31 683,653
500,000 Deutsche Bank AG 4.500 07/12/35 595,872
700,000 Deutsche Boerse AG 3.875 09/28/33 825,770
400,000 Deutsche Kreditbank AG 0.500 03/19/27 450,611

Portfolio of Investments June 30, 2026
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
GERMANY (continued)
500,000 Deutsche Kreditbank AG 2.875% 02/12/31 $ 565,263
200,000 Deutsche Lufthansa AG 4.000 05/21/30 233,955
300,000 Deutsche Lufthansa AG 4.125 09/03/32 352,942
50,000 Deutsche Pfandbriefbank AG 3.000 01/25/27 57,233
200,000 Deutsche Pfandbriefbank AG 2.875 01/24/28 228,346
740,000 Deutsche Pfandbriefbank AG 3.250 09/01/28 835,059
450,000 Deutsche Post AG 3.125 06/05/32 512,359
600,000 Deutsche Post AG 3.500 03/25/36 681,173
300,000 Deutsche Telekom AG 3.250 06/04/35 336,691
400,000 Deutsche Telekom AG 3.250 03/20/36 445,565
600,000 Deutsche Telekom AG 3.625 02/03/45 631,922
200,000 Deutsche Wohnen SE 1.300 04/07/41 151,085
200,000 DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH 4.875 08/21/30 233,140
950,000 DZ HYP AG 0.000 04/20/29 1,005,745
1,500,000 DZ HYP AG 2.750 02/27/32 1,698,569
325,000 E.ON SE 3.500 04/16/33 372,333
325,000 E.ON SE 3.448 01/19/34 369,042
300,000 E.ON SE 3.875 01/12/35 349,999
1,000,000 E.ON SE 4.000 01/16/40 1,138,951
800,000 E.ON SE 4.125 03/25/44 912,336
700,000 EnBW International Finance BV 0.250 10/19/30 714,858
600,000 EnBW International Finance BV 1.875 10/31/33 618,708
400,000 EnBW International Finance BV 6.048 10/30/34 279,672
500,000 Eurogrid GmbH 3.732 10/18/35 567,598
500,000 Eurogrid GmbH 4.165 10/16/40 567,458
125,000 EWE AG 0.375 10/22/32 117,985
600,000 Fresenius Finance Ireland PLC 0.875 10/01/31 604,961
600,000 Fresenius Medical Care AG 3.750 04/08/32 692,501
300,000 Fresenius SE & Co KGaA 3.500 03/15/34 338,213
200,000 Gothaer Allgemeine Versicherung AG 5.000 06/20/45 237,992
700,000 Hamburg Commercial Bank AG 0.100 11/02/28 748,965
300,000 Hamburger Sparkasse AG 4.375 02/12/29 353,464
300,000 Hamburger Sparkasse AG 2.625 03/22/32 337,168
600,000 Henkel AG & Co KGaA 0.500 11/17/32 579,286
100,000 ING-DiBa AG 0.125 05/23/27 111,786
600,000 ING-DiBa AG 3.250 02/15/28 691,228
300,000 Investitionsbank Berlin 2.500 05/20/30 338,805
700,000 Investitionsbank Berlin 3.125 03/01/33 805,433
300,000 K+S AG 4.250 06/19/29 350,990
3,000,000 Kreditanstalt fuer Wiederaufbau 0.750 06/28/28 3,307,600
2,000,000 Kreditanstalt fuer Wiederaufbau 0.750 01/15/29 2,181,474
300,000 Kreditanstalt fuer Wiederaufbau 4.450 01/16/30 206,719
1,200,000 Kreditanstalt fuer Wiederaufbau 0.000 09/17/30 1,225,550
3,000,000 Kreditanstalt fuer Wiederaufbau 2.500 10/15/31 3,383,566
2,050,000 Kreditanstalt fuer Wiederaufbau 1.125 09/15/32 2,116,743
3,510,000 Kreditanstalt fuer Wiederaufbau 2.750 02/14/33 3,982,502
7,675,000 Kreditanstalt fuer Wiederaufbau 2.875 06/07/33 8,764,535
4,800,000 Kreditanstalt fuer Wiederaufbau 2.625 01/10/34 5,370,846
116,000 Landesbank Baden-Wuerttemberg 3.250 11/04/26 132,974
200,000 Landesbank Baden-Wuerttemberg 2.375 02/26/27 228,397
200,000 Landesbank Baden-Wuerttemberg 0.250 07/21/28 216,834
200,000 Landesbank Baden-Wuerttemberg 2.625 02/05/29 227,734
150,000 Landesbank Baden-Wuerttemberg 0.375 05/29/29 160,072
100,000 Landesbank Baden-Wuerttemberg 0.125 07/24/29 105,548
150,000 Landesbank Baden-Wuerttemberg 0.125 01/18/30 156,030
1,000,000 Landesbank Baden-Wuerttemberg 0.375 02/21/31 1,002,244
100,000 Landesbank Baden-Wuerttemberg 3.000 09/26/31 114,787
500,000 Landesbank Hessen-Thueringen Girozentrale 0.000 09/26/29 523,270
1,300,000 Landesbank Hessen-Thueringen Girozentrale 3.000 03/05/32 1,470,008
300,000 Landesbank Saar 2.875 05/03/30 338,681
900,000 Landeskreditbank Baden-Wuerttemberg Foerderbank 0.000 01/20/31 901,556
500,000 Landwirtschaftliche Rentenbank 0.000 06/30/31 497,777

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
GERMANY (continued)
500,000 Landwirtschaftliche Rentenbank 4.700% 07/29/31 $ 345,565
2,000,000 Landwirtschaftliche Rentenbank 2.625 07/08/32 2,256,644
500,000 Landwirtschaftliche Rentenbank 0.683 10/02/35 619,548
500,000 LEG Immobilien SE 3.875 01/20/35 560,200
200,000 LFA Foerderbank Bayern 0.750 01/04/27 226,607
300,000 LFA Foerderbank Bayern 1.000 03/01/28 333,294
100,000 Mercedes-Benz Finance Canada Inc 3.000 02/23/27 114,526
1,750,000 Mercedes-Benz Group AG 1.375 05/11/28 1,950,077
1,400,000 Muenchener Hypothekenbank eG 3.375 04/11/35 1,564,064
900,000 Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 1.000 05/26/42 888,357
100,000 Norddeutsche Landesbank-Girozentrale 0.250 10/28/26 113,531
700,000 Norddeutsche Landesbank-Girozentrale 2.625 10/20/28 797,583
500,000 Norddeutsche Landesbank-Girozentrale 2.750 10/30/30 563,762
350,000 NRW Bank 2.625 02/06/29 398,745
300,000 NRW Bank 2.500 09/02/30 338,852
900,000 NRW Bank 3.000 06/04/35 1,020,219
1,500,000 NRW Bank 3.000 09/24/35 1,696,351
300,000 Robert Bosch GmbH 3.625 06/02/30 347,547
200,000 Robert Bosch GmbH 4.000 06/02/35 232,008
400,000 Robert Bosch GmbH 4.375 06/02/43 453,031
700,000 RWE AG 3.625 01/10/32 813,051
600,000 SAP SE 1.625 03/10/31 642,353
600,000 Sartorius Finance BV 4.875 09/14/35 728,406
900,000 Siemens Financieringsmaatschappij NV 0.125 09/05/29 950,501
1,400,000 Siemens Financieringsmaatschappij NV 1.375 09/06/30 1,513,675
100,000 Sirius Real Estate Ltd 1.750 11/24/28 110,330
400,000 Sirius Real Estate Ltd 4.000 01/22/32 453,636
500,000 Sparkasse Pforzheim Calw 3.000 01/22/31 572,335
225,000 Sudzucker International Finance BV 4.125 01/29/32 256,827
200,000 TAG Immobilien AG 3.625 03/03/32 226,157
200,000 Talanx AG 2.250 12/05/47 224,912
400,000 Traton Finance Luxembourg SA 5.625 01/16/29 538,527
450,000 UniCredit Bank GmbH 2.625 02/19/30 509,681
850,000 UniCredit Bank GmbH 2.625 11/22/30 960,692
600,000 UniCredit Bank GmbH 0.375 01/17/33 577,097
300,000 Volkswagen Bank GmbH 4.375 05/03/28 349,811
1,100,000 Volkswagen Bank GmbH 3.500 06/19/31 1,240,789
500,000 Volkswagen Financial Services AG 3.625 05/19/29 573,093
200,000 Volkswagen Financial Services NV 2.125 01/18/28 254,741
400,000 (b) Volkswagen International Finance NV 7.500 N/A 487,274
900,000 (b) Volkswagen International Finance NV 7.875 N/A 1,170,452
500,000 Volkswagen Leasing GmbH 3.875 10/11/28 579,899
1,400,000 Vonovia SE 1.500 06/14/41 1,075,804
1,200,000 Vonovia SE 1.625 09/01/51 731,695
600,000 VW Credit Canada Inc 3.810 11/19/30 422,244
540,000 Wintershall Dea Finance BV 4.357 10/03/32 623,431
500,000 Wirtschafts- und Infrastrukturbank Hessen 2.625 02/13/35 549,214
800,000 Wuestenrot & Wuerttembergische AG 2.125 09/10/41 821,428
TOTAL GERMANY 114,338,097
HONG KONG - 0.0%
300,000 Prudential Funding Asia PLC 5.875 05/11/29 409,360
TOTAL HONG KONG 409,360
HUNGARY - 0.0%
100,000 MVM Energetika Zrt 0.875 11/18/27 110,391
TOTAL HUNGARY 110,391
IRELAND - 0.0%
300,000 AIB Group PLC 5.750 02/16/29 357,368
500,000 AIB Group PLC 4.625 05/20/35 588,732
300,000 Bank of Ireland Group PLC 3.625 05/19/32 346,027
200,000 Bank of Ireland Group PLC 4.750 08/10/34 235,425
300,000 Bank of Ireland Group PLC 3.625 11/10/36 339,510

Portfolio of Investments June 30, 2026
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
IRELAND (continued)
300,000 DAA Finance PLC 1.554% 06/07/28 $ 333,669
200,000 Freshwater Finance PLC 5.182 04/20/35 245,402
375,000 Freshwater Finance PLC 4.607 10/17/36 438,339
300,000 Smurfit Kappa Treasury ULC 0.500 09/22/29 315,455
200,000 Smurfit Kappa Treasury ULC 3.489 11/24/31 227,963
TOTAL IRELAND 3,427,890
ISRAEL - 0.0%
150,000 Bank Leumi Le-Israel BM 3.197 01/22/31 169,818
TOTAL ISRAEL 169,818
ITALY - 0.8%
935,000 Autostrade per l'Italia SpA 1.625 01/25/28 1,046,121
400,000 Banca Monte dei Paschi di Siena SpA 3.500 05/28/31 460,626
200,000 Banca Monte dei Paschi di Siena SpA 3.250 02/20/32 227,783
675,000 Banco BPM SpA 2.625 09/06/29 764,932
200,000 Banco BPM SpA 3.125 10/23/31 225,863
300,000 Banco di Desio e della Brianza SpA 3.250 01/24/31 339,628
600,000 BPER Banca SPA 3.250 01/22/31 690,922
200,000 CA Auto Bank SPA/Ireland 3.750 04/12/27 230,195
200,000 Credit Agricole Italia SpA 3.500 01/15/30 232,861
500,000 Credit Agricole Italia SpA 3.250 02/15/34 570,425
500,000 Credit Agricole Italia SpA 3.500 03/11/36 575,707
500,000 Credito Emiliano SpA 5.625 05/30/29 597,111
200,000 Dolomiti Energia SpA 3.500 10/09/30 230,659
100,000 ENEL Finance International NV 2.625 02/24/28 113,736
600,000 ENEL Finance International NV 3.000 02/24/31 678,281
750,000 ENEL Finance International NV 3.875 01/23/35 866,879
900,000 ENEL Finance International NV 3.500 02/24/36 1,000,192
1,600,000 Eni SpA 3.625 01/29/29 1,858,304
300,000 Ferrovie dello Stato Italiane SpA 4.125 05/23/29 352,846
300,000 Ferrovie dello Stato Italiane SpA 4.500 05/23/33 364,732
900,000 Generali 4.250 12/14/47 1,038,216
200,000 Iccrea Banca SpA 2.625 11/07/30 225,614
300,000 Iccrea Banca SpA 3.500 03/04/32 349,158
200,000 Iccrea Banca SpA 3.500 06/05/34 231,850
300,000 Immobiliare Grande Distribuzione SIIQ SpA 4.450 11/04/30 347,734
1,000,000 Intesa Sanpaolo SpA 1.250 01/15/30 1,080,054
1,200,000 Intesa Sanpaolo SpA 3.850 09/16/32 1,391,903
500,000 Italgas Reti SpA 0.579 01/29/31 506,165
500,000 Italgas Reti SpA 4.375 06/06/33 596,960
300,000 Mediobanca Banca di Credito Finanziario SpA 2.625 08/05/30 338,466
100,000 Mediobanca Banca di Credito Finanziario SpA 3.000 01/15/31 113,098
300,000 Mediobanca Banca di Credito Finanziario SpA 3.125 08/22/31 339,018
400,000 Mediobanca Banca di Credito Finanziario SpA 3.000 09/04/31 455,724
300,000 Mediocredito Centrale - Banca Del Mezzogiorno SpA 3.250 03/04/30 341,506
1,000,000 Snam SpA 0.750 06/17/30 1,042,499
150,000 UniCredit SpA 3.100 06/10/31 170,511
500,000 UniCredit SpA 3.200 09/22/31 565,174
570,000 UniCredit SpA 4.000 03/05/34 669,153
500,000 UniCredit SpA 4.200 06/11/34 587,078
300,000 UniCredit SpA 3.725 06/10/35 344,581
600,000 Unipol Assicurazioni SpA 4.900 05/23/34 721,577
TOTAL ITALY 22,883,842
JAPAN - 0.0%
500,000 Asahi Group Holdings Ltd 3.464 04/16/32 569,264
500,000 East Japan Railway Co 3.727 09/02/37 565,867
300,000 East Japan Railway Co 4.389 09/05/43 347,823
525,000 East Japan Railway Co 5.562 09/04/54 634,954
200,000 JT International Financial Services BV 2.750 09/28/33 225,066
550,000 JT International Financial Services BV 4.125 06/17/35 639,938
200,000 Mitsubishi UFJ Financial Group Inc 3.556 09/05/32 229,749
400,000 Mitsubishi UFJ Financial Group Inc 3.870 06/10/36 460,504

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
JAPAN (continued)
400,000 Mizuho Financial Group Inc 3.295% 05/13/33 $ 451,456
500,000 Mizuho Financial Group Inc 3.980 05/21/34 582,822
600,000 Mizuho Financial Group Inc 3.688 08/26/35 677,450
400,000 Nippon Life Insurance Co 4.165 09/02/55 451,541
200,000 NTT Finance Corp 2.906 03/16/29 227,027
150,000 NTT Finance Corp 3.224 03/04/32 168,842
250,000 NTT Finance Corp 3.678 07/16/33 285,502
400,000 NTT Finance Corp 4.091 07/16/37 460,184
225,000 Sumitomo Mitsui Banking Corp 2.875 02/16/31 255,334
200,000 Sumitomo Mitsui Financial Group Inc 0.303 10/28/27 221,229
560,000 Sumitomo Mitsui Financial Group Inc 3.686 10/06/36 634,534
400,000 Sumitomo Mitsui Trust Bank Ltd 0.000 10/15/27 440,346
200,000 Takeda Pharmaceutical Co Ltd 1.375 07/09/32 202,420
540,000 Takeda Pharmaceutical Co Ltd 2.000 07/09/40 476,619
300,000 Toyota Motor Finance Netherlands BV 3.125 07/11/29 343,009
TOTAL JAPAN 9,551,480
LATVIA - 0.0%
300,000 Latvenergo AS 3.612 11/13/30 340,936
TOTAL LATVIA 340,936
LITHUANIA - 0.0%
500,000 Artea Bankas AB 3.739 10/07/29 572,684
TOTAL LITHUANIA 572,684
LUXEMBOURG - 0.0%
360,000 AXA Logistics Europe Master SCA 3.375 05/13/31 408,030
300,000 Blackstone Property Partners Europe Holdings Sarl 4.875 04/29/32 385,506
225,000 CBRE Open-Ended Funds SCA SICAV-SIF 0.500 01/27/28 246,854
500,000 Eurofins Scientific SE 4.000 07/06/29 582,157
300,000 JAB Holdings BV 2.000 05/18/28 337,114
400,000 JAB Holdings BV 2.500 06/25/29 448,886
400,000 Logicor Financing Sarl 0.875 01/14/31 403,369
400,000 Logicor Financing Sarl 3.750 07/14/32 450,862
125,000 Prologis International Funding II SA 1.750 03/15/28 139,850
200,000 Prologis International Funding II SA 2.750 02/22/32 235,996
200,000 Prologis International Funding II SA 3.000 02/22/42 185,353
TOTAL LUXEMBOURG 3,823,977
MEXICO - 0.0%
100,000 America Movil SAB de CV 5.750 06/28/30 136,958
550,000 America Movil SAB de CV 4.375 08/07/41 607,042
TOTAL MEXICO 744,000
NETHERLANDS - 0.8%
500,000 ABN AMRO Bank NV 2.375 04/07/28 568,151
300,000 ABN AMRO Bank NV 4.375 10/20/28 352,811
200,000 ABN AMRO Bank NV 2.500 10/02/29 226,520
200,000 ABN AMRO Bank NV 4.250 02/21/30 236,569
400,000 ABN AMRO Bank NV 4.625 11/08/30 522,651
900,000 ABN AMRO Bank NV 3.875 01/15/32 1,048,886
200,000 ABN AMRO Bank NV 1.375 01/10/34 203,288
1,000,000 ABN AMRO Bank NV 1.250 01/20/34 965,086
500,000 ABN AMRO Bank NV 4.500 11/21/34 607,306
100,000 ABN AMRO Bank NV 3.750 01/16/36 114,246
200,000 Achmea Bank NV 2.750 09/15/32 225,236
640,000 Achmea BV 6.750 12/26/43 843,635
800,000 (b) Alliander NV 4.125 N/A 893,646
400,000 ASR Nederland NV 7.000 12/07/43 537,381
250,000 Cooperatieve Rabobank UA/Australia 5.051 02/26/29 173,321
300,000 CTP NV 3.625 04/13/32 338,711
300,000 CTP NV 3.875 11/21/32 341,780
500,000 Enexis Holding NV 3.500 05/30/36 563,641
500,000 Euronext NV 2.625 11/26/28 566,667
300,000 EXOR NV 3.750 02/14/33 344,450
360,000 EXOR NV 3.750 11/05/35 403,963

Portfolio of Investments June 30, 2026
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
NETHERLANDS (continued)
100,000 ING Groep NV 1.125% 12/07/28 $ 126,252
500,000 ING Groep NV 4.500 05/23/29 585,825
400,000 ING Groep NV 4.875 10/02/29 531,460
200,000 ING Groep NV 1.750 02/16/31 216,448
500,000 ING Groep NV 3.000 08/17/31 563,414
700,000 ING Groep NV 3.375 11/19/32 795,058
500,000 ING Groep NV 5.250 11/14/33 625,652
700,000 ING Groep NV 4.750 05/23/34 852,864
600,000 ING Groep NV 4.000 02/12/35 701,661
800,000 ING Groep NV 3.500 08/17/36 894,808
700,000 Koninklijke Philips NV 3.250 05/23/30 799,424
300,000 Lineage Europe Finco BV 4.125 11/26/31 341,979
200,000 Magnum Icc Finance BV 3.250 11/26/31 225,935
300,000 Magnum Icc Finance BV 4.000 11/26/37 337,981
100,000 Nationale-Nederlanden Bank NV/The Netherlands 0.500 09/21/28 108,249
225,000 Nederlandse Gasunie NV 3.875 04/29/44 250,002
700,000 NIBC Bank NV 0.125 11/25/30 705,430
740,000 NN Group NV 6.000 11/03/43 940,912
125,000 Sandoz Finance BV 3.250 09/12/29 143,104
500,000 Stedin Holding NV 3.625 06/20/31 581,416
500,000 Tennet Netherlands BV 1.750 06/04/27 567,504
200,000 Wolters Kluwer NV 3.250 03/18/29 229,243
300,000 Wolters Kluwer NV 3.375 03/20/32 341,229
TOTAL NETHERLANDS 21,543,795
NEW ZEALAND - 0.0%
500,000 ANZ New Zealand Int'l Ltd/London 0.200 09/23/27 554,192
500,000 ASB Bank Ltd 0.250 09/08/28 538,873
100,000 ASB Bank Ltd 0.250 05/21/31 99,926
250,000 BNZ International Funding Ltd/London 0.111 07/24/28 306,575
300,000 Contact Energy Ltd 3.537 11/03/32 339,879
800,000 Westpac New Zealand Ltd 3.868 11/19/30 448,673
400,000 Westpac Securities NZ Ltd/London 3.750 04/20/28 464,599
TOTAL NEW ZEALAND 2,752,717
NORWAY - 0.2%
100,000 DNB Bank ASA 4.000 03/14/29 116,220
860,000 DNB Bank ASA 3.750 07/02/35 986,959
300,000 DNB Boligkreditt AS 2.625 09/27/29 340,760
500,000 DNB Boligkreditt AS 2.625 01/28/30 567,081
300,000 DNB Boligkreditt AS 2.375 06/10/30 336,780
400,000 Eika Boligkreditt AS 2.750 05/26/32 451,531
500,000 Eika Boligkreditt AS 3.250 06/14/33 578,455
500,000 Equinor ASA 6.125 11/27/28 687,586
100,000 SpareBank 1 Boligkreditt AS 0.050 11/03/28 107,391
200,000 SpareBank 1 Boligkreditt AS 2.375 02/13/30 224,934
200,000 SpareBank 1 Boligkreditt AS 3.000 05/19/30 229,868
560,000 SpareBank 1 Boligkreditt AS 2.750 08/27/32 631,304
600,000 SpareBank 1 Boligkreditt AS 3.000 05/15/34 681,768
2,000,000 Sparebanken Norge 4.550 10/23/30 198,725
760,000 Sparebanken Norge Boligkreditt AS 3.000 07/31/29 873,046
2,000,000 Statkraft AS 4.500 06/14/34 193,298
TOTAL NORWAY 7,205,706
POLAND - 0.0%
500,000 Erste Bank Polska SA 3.500 10/07/31 566,587
TOTAL POLAND 566,587
PORTUGAL - 0.0%
400,000 Banco BPI SA 2.625 04/08/31 450,128
200,000 Banco Santander Totta SA 3.250 02/15/31 231,362
200,000 Caixa Central-Caixa Central De Credito Agricola Mutuo CRL 3.625 01/29/30 229,828
100,000 Caixa Geral de Depositos SA 5.750 10/31/28 118,246
300,000 Caixa Geral de Depositos SA 3.000 10/07/31 337,380
400,000 EDP Finance BV 1.875 09/21/29 439,955

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
PORTUGAL (continued)
400,000 EDP Servicios Financieros Espana SA 3.125% 12/03/31 $ 450,995
200,000 Novo Banco SA 2.500 05/20/29 225,909
500,000 Novo Banco SA 2.750 02/04/30 567,398
125,000 Ren Finance BV 0.500 04/16/29 133,348
TOTAL PORTUGAL 3,184,549
ROMANIA - 0.0%
340,000 Banca Transilvania SA 7.250 12/07/28 408,737
440,000 NE Property BV 3.875 09/30/33 497,733
300,000 Societatea Energetica Electrica SA 4.375 07/14/30 346,307
400,000 Societatea Nationala de Gaze Naturale ROMGAZ SA 4.625 11/04/31 459,614
TOTAL ROMANIA 1,712,391
SAUDI ARABIA - 0.0%
300,000 Gaci First Investment Co 3.375 10/14/32 335,986
425,000 Gaci First Investment Co 5.625 06/11/39 547,864
TOTAL SAUDI ARABIA 883,850
SINGAPORE - 0.0%
400,000 DBS Bank Ltd/London 2.429 01/03/29 452,271
300,000 Temasek Financial I Ltd 5.125 07/26/40 390,238
500,000 United Overseas Bank Ltd 2.718 12/01/30 564,942
300,000 United Overseas Bank Ltd/Sydney 5.023 01/29/31 207,638
TOTAL SINGAPORE 1,615,089
SLOVAKIA - 0.0%
200,000 Slovenska Sporitelna AS 3.875 09/30/27 231,609
300,000 Slovenske Elektrarne AS 3.875 11/20/32 341,607
300,000 Tatra Banka as 0.500 04/23/28 335,064
TOTAL SLOVAKIA 908,280
SLOVENIA - 0.0%
300,000 OTP Banka dd 4.750 04/03/28 346,968
TOTAL SLOVENIA 346,968
SOUTH AFRICA - 0.1%
700,000 Anglo American Capital PLC 4.125 03/15/32 820,861
TOTAL SOUTH AFRICA 820,861
SPAIN - 1.1%
400,000 Abanca Corp Bancaria SA 5.250 09/14/28 469,119
1,000,000 Abertis Infraestructuras SA 1.125 03/26/28 1,106,726
200,000 Atradius Credito y Caucion SA de Seguros y Reaseguros 5.000 04/17/34 241,614
300,000 Banco Bilbao Vizcaya Argentaria SA 3.125 07/17/27 344,221
1,400,000 Banco Bilbao Vizcaya Argentaria SA 3.625 06/07/30 1,630,613
600,000 Banco de Credito Social Cooperativo SA 3.500 06/13/31 685,309
1,500,000 Banco de Sabadell SA 3.250 06/05/34 1,719,793
500,000 Banco Santander SA 3.250 04/02/29 573,119
200,000 Banco Santander SA 2.375 07/14/29 225,658
1,000,000 Banco Santander SA 3.375 01/11/30 1,163,701
200,000 Banco Santander SA 4.625 11/17/30 262,471
400,000 Banco Santander SA 5.375 01/17/31 539,603
1,000,000 Banco Santander SA 4.875 10/18/31 1,222,200
400,000 Banco Santander SA 2.875 07/14/33 451,260
400,000 Banco Santander SA 3.750 01/09/34 464,961
500,000 Banco Santander SA 3.500 02/17/35 564,562
300,000 Bankinter SA 3.500 09/10/32 344,198
400,000 Bankinter SA 3.625 02/04/33 456,871
1,000,000 CaixaBank SA 5.000 07/19/29 1,185,351
1,200,000 CaixaBank SA 5.375 11/14/30 1,465,158
300,000 Cellnex Finance Co SA 1.250 01/15/29 327,197
200,000 Cellnex Finance Co SA 2.000 09/15/32 208,013
600,000 Cellnex Finance Co SA 2.000 02/15/33 616,709
200,000 Cepsa Finance SA 0.750 02/12/28 219,890
600,000 Colonial SFL Socimi SA 1.350 10/14/28 662,365
100,000 FCC Aqualia SA 2.629 06/08/27 113,958
700,000 Iberdrola Finanzas SA 2.625 03/30/28 797,042

Portfolio of Investments June 30, 2026
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
SPAIN (continued)
900,000 Iberdrola Finanzas SA 3.375% 11/22/32 $ 1,032,320
600,000 Nortegas Energia Grupo SL 0.905 01/22/31 606,384
400,000 Open Bank SA/Madrid 3.750 01/17/29 465,092
400,000 Programa Cedulas TDA Fondo de Titulizacion de Activos 4.250 03/28/27 462,245
500,000 Programa Cedulas TDA Fondo de Titulizacion de Activos 4.250 04/10/31 601,766
300,000 Prosegur Cash SA 3.380 10/09/30 338,534
500,000 Redeia Corp SA 3.375 07/09/32 567,361
800,000 (b) Repsol International Finance BV 4.247 N/A 926,186
1,500,000 Telefonica Emisiones SA 3.724 01/23/34 1,698,169
200,000 Unicaja Banco SA 5.500 06/22/34 238,866
600,000 Werfen SA/Spain 3.625 02/12/32 681,944
TOTAL SPAIN 25,680,549
SUPRANATIONAL - 4.3%
355,000 African Development Bank 2.875 03/23/28 407,167
400,000 African Development Bank 2.500 05/29/30 452,712
10,000,000 Asian Development Bank 2.500 02/15/27 1,482,850
425,000 Asian Development Bank 2.150 07/11/28 481,414
700,000 Asian Development Bank 2.800 01/15/32 798,715
200,000 Asian Development Bank 2.875 03/06/35 225,699
180,000 Asian Infrastructure Investment Bank/The 3.000 02/14/28 206,997
1,200,000 Banque Ouest Africaine de Developpement 6.250 10/14/40 1,312,381
500,000 Corp Andina de Fomento 3.625 02/13/30 584,709
200,000 Eurofima Europaeische Gesellschaft fuer die Finanzierung von
Eisenbahnmaterial
3.350 05/21/29 132,887
1,000,000 Eurofima Europaeische Gesellschaft fuer die Finanzierung von
Eisenbahnmaterial
0.150 10/10/34 896,458
54,000,000 European Bank for Reconstruction & Development 2.750 04/27/32 8,424,590
2,660,000 European Financial Stability Facility 3.000 07/10/30 3,067,858
3,000,000 European Financial Stability Facility 2.500 11/11/30 3,388,224
7,360,000 European Financial Stability Facility 2.875 05/28/31 8,432,401
4,100,000 European Financial Stability Facility 2.875 02/13/34 4,638,593
400,000 European Investment Bank 2.750 07/28/28 458,585
1,481,000 European Investment Bank 2.250 08/14/28 1,681,005
900,000 European Investment Bank 0.000 09/28/28 971,329
125,000 European Investment Bank 3.000 11/15/28 144,114
65,000 European Investment Bank 3.300 05/25/29 43,418
500,000 European Investment Bank 4.500 06/07/29 667,663
2,000,000 European Investment Bank 3.000 11/25/29 509,152
500,000 European Investment Bank 2.250 12/14/29 563,733
300,000 European Investment Bank 2.250 03/15/30 338,216
300,000 European Investment Bank 2.750 07/30/30 343,753
2,079,000 European Investment Bank 2.500 02/17/31 2,352,225
1,400,000 European Investment Bank 2.500 05/14/32 1,573,027
600,000 European Investment Bank 1.500 06/15/32 636,958
110,000 European Investment Bank 4.550 06/02/33 74,140
1,471,000 European Investment Bank 3.000 10/14/33 1,690,957
1,350,000 European Investment Bank 2.750 01/16/34 1,524,090
1,000,000 European Investment Bank 2.625 09/04/34 1,114,441
180,000 European Investment Bank 0.050 10/13/34 162,509
1,200,000 European Investment Bank 2.875 01/15/35 1,358,801
150,000 European Investment Bank 2.625 03/15/35 166,302
1,950,000 European Investment Bank 2.875 06/18/35 2,200,901
1,525,000 European Investment Bank 0.200 03/17/36 1,324,904
750,000 European Investment Bank 1.125 09/15/36 708,091
750,000 European Investment Bank 3.125 05/15/37 854,881
500,000 European Investment Bank 3.875 06/08/37 604,715
500,000 European Investment Bank 0.500 11/13/37 425,811
2,150,000 European Investment Bank 3.000 02/15/39 2,398,003
500,000 European Investment Bank 0.000 05/15/41 345,313
19,600,000 European Union 2.500 10/14/30 22,175,881
17,800,000 European Union 3.625 12/12/40 20,306,604
16,800,000 European Union 4.000 10/12/55 19,132,790

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
SUPRANATIONAL (continued)
100,000 Inter-American Development Bank 4.750% 10/05/29 $ 134,328
12,000,000 International Bank for Reconstruction & Development 1.750 01/24/28 1,775,393
70,000 International Bank for Reconstruction & Development 0.000 04/24/28 76,358
22,000,000 International Bank for Reconstruction & Development 2.250 01/19/29 3,295,354
225,000 International Bank for Reconstruction & Development 2.900 02/14/34 256,447
42,000,000 International Bank for Reconstruction & Development 2.750 07/26/34 6,552,484
300,000 International Bank for Reconstruction & Development 3.450 09/13/38 348,358
100,000 International Development Association 0.000 10/19/26 113,516
137,000 International Development Association 0.750 09/21/28 168,514
300,000 International Development Association 2.750 09/03/32 339,968
500,000 International Development Association 1.750 05/05/37 493,379
200,000 International Development Association 2.500 01/15/38 211,167
600,000 International Development Association 3.500 06/12/45 670,733
600,000 International Development Association 3.625 10/28/50 670,942
500,000 International Development Association 3.800 11/03/53 562,604
500,000 International Finance Corp 1.500 04/15/35 256,460
600,000 Isdb Trust Services NO 2 SARL 2.793 10/15/30 679,174
500,000 Nordic Investment Bank 2.125 05/23/28 566,254
100,000 Nordic Investment Bank 2.375 09/11/29 113,196
300,000 Nordic Investment Bank 2.625 01/24/31 340,467
TOTAL SUPRANATIONAL 139,411,063
SWEDEN - 1.3%
$ 300,000 Autoliv Inc 3.000 10/29/30 336,234
2,000,000 Danske Hypotek AB 3.500 12/20/28 211,723
2,000,000 Danske Hypotek AB 3.250 12/19/29 211,161
6,000,000 Danske Hypotek AB 3.000 12/18/30 627,009
500,000 EQT AB 0.875 05/14/31 502,632
150,000 Essity AB 0.500 02/03/30 156,593
200,000 Heimstaden Bostad Treasury BV 0.750 09/06/29 209,749
600,000 Heimstaden Bostad Treasury BV 1.625 10/13/31 607,497
2,000,000 Landshypotek Bank AB 3.600 04/25/28 210,931
2,000,000 Landshypotek Bank AB 3.250 08/04/28 209,805
2,800,000 Lansforsakringar Hypotek AB 0.500 09/20/28 277,389
2,000,000 Lansforsakringar Hypotek AB 3.000 09/19/29 209,435
4,000,000 Lansforsakringar Hypotek AB 3.750 09/30/30 430,849
4,000,000 Lansforsakringar Hypotek AB 3.500 09/10/31 427,257
6,000,000 Lansforsakringar Hypotek AB 3.000 09/23/32 623,374
2,000,000 Nordea Hypotek AB 1.000 06/16/27 204,346
4,000,000 Nordea Hypotek AB 3.500 09/20/28 422,790
8,000,000 Nordea Hypotek AB 3.500 10/26/29 850,774
8,000,000 Nordea Hypotek AB 3.000 11/26/30 836,366
2,000,000 Nordea Hypotek AB 2.800 12/11/30 207,172
900,000 SBAB Bank AB 2.750 04/22/31 1,011,257
1,850,000 Skandinaviska Enskilda Banken AB 3.875 05/09/28 2,152,375
4,000,000 Skandinaviska Enskilda Banken AB 3.000 11/06/28 418,413
6,000,000 Skandinaviska Enskilda Banken AB 3.000 12/06/29 628,321
8,000,000 Skandinaviska Enskilda Banken AB 3.000 12/17/30 836,178
4,000,000 Stadshypotek AB 2.500 12/01/27 414,487
4,000,000 Stadshypotek AB 2.000 09/01/28 409,682
6,000,000 Stadshypotek AB 4.000 05/02/29 645,011
10,000,000 Stadshypotek AB 2.500 02/01/30 1,029,763
18,000,000 Stadshypotek AB 2.500 12/02/30 1,844,679
1,300,000 Svenska Handelsbanken AB 0.500 02/18/30 1,351,666
700,000 Svenska Handelsbanken AB 5.000 08/16/34 833,523
2,000,000 Sveriges Sakerstallda Obligationer AB 0.250 06/09/27 202,992
2,000,000 Sveriges Sakerstallda Obligationer AB 3.500 06/14/28 211,039
4,000,000 Sveriges Sakerstallda Obligationer AB 4.000 05/23/29 430,337
10,000,000 Sveriges Sakerstallda Obligationer AB 1.000 06/12/30 970,227
960,000 Swedbank AB 0.200 01/12/28 1,052,520
300,000 Swedbank Hypotek AB 1.375 05/31/27 339,181
4,000,000 Swedbank Hypotek AB 3.000 03/28/29 418,809
9,200,000 Swedbank Hypotek AB 3.000 12/27/29 963,408

Portfolio of Investments June 30, 2026
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SWEDEN (continued)
$ 11,200,000 Swedbank Hypotek AB 3.000% 10/29/30 $ 1,171,969
2,000,000 Telia Co AB 4.790 03/06/34 196,551
TOTAL SWEDEN 25,305,474
SWITZERLAND - 1.5%
300,000 Aargauische Kantonalbank 0.625 04/13/28 373,102
325,000 Adecco International Financial Services BV 0.500 09/21/31 320,440
265,000 Bank Julius Baer & Co AG 2.375 04/04/31 346,104
150,000 Basler Kantonalbank 0.300 06/22/27 185,885
400,000 ELM BV for Julius Baer Group Ltd 3.875 09/13/29 463,132
250,000 Flughafen Zurich AG 0.625 05/24/29 310,704
225,000 Givaudan Finance Europe BV 4.125 11/28/33 267,176
500,000 Lonza Finance International NV 3.875 04/24/36 572,124
150,000 Nestle Capital Markets SA 2.125 07/15/30 196,412
500,000 Nestle Capital Markets SA 2.125 06/28/38 684,040
275,000 Pfandbriefbank schweizerischer Hypothekarinstitute AG 0.125 02/19/29 338,283
975,000 Pfandbriefbank schweizerischer Hypothekarinstitute AG 1.750 03/22/29 1,251,472
525,000 Pfandbriefbank schweizerischer Hypothekarinstitute AG 1.000 09/06/30 663,271
850,000 Pfandbriefbank schweizerischer Hypothekarinstitute AG 1.875 01/15/31 1,115,651
1,500,000 Pfandbriefbank schweizerischer Hypothekarinstitute AG 2.625 02/14/31 2,033,695
1,000,000 Pfandbriefbank schweizerischer Hypothekarinstitute AG 1.500 09/06/33 1,307,064
800,000 Pfandbriefbank schweizerischer Hypothekarinstitute AG 1.625 03/15/34 1,059,323
2,000,000 Pfandbriefbank schweizerischer Hypothekarinstitute AG 1.625 01/28/39 2,678,786
1,500,000 Pfandbriefbank schweizerischer Hypothekarinstitute AG 1.750 12/23/43 2,053,000
200,000 Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0.350 08/02/27 248,243
1,500,000 Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0.625 03/08/29 1,869,690
1,300,000 Pfandbriefzentrale der schweizerischen Kantonalbanken AG 1.400 01/16/32 1,681,620
450,000 Pfandbriefzentrale der schweizerischen Kantonalbanken AG 1.650 12/21/32 594,604
800,000 Pfandbriefzentrale der schweizerischen Kantonalbanken AG 1.450 12/07/33 1,044,943
600,000 Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0.700 01/15/35 738,374
300,000 Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0.900 10/26/35 375,437
1,000,000 Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0.000 02/15/36 1,143,743
500,000 Pfandbriefzentrale der schweizerischen Kantonalbanken AG 1.400 03/15/38 653,089
1,000,000 Pfandbriefzentrale der schweizerischen Kantonalbanken AG 1.070 03/01/40 1,248,349
900,000 Pfandbriefzentrale der schweizerischen Kantonalbanken AG 1.450 03/14/42 1,176,647
100,000 Richemont International Holding SA 1.500 03/26/30 108,003
100,000 Richemont International Holding SA 1.125 05/26/32 101,628
450,000 Richemont International Holding SA 2.000 03/26/38 433,193
200,000 Sandoz Group AG 2.125 11/17/26 249,287
100,000 Sika Capital BV 3.750 11/03/26 114,628
100,000 Swiss Life Finance I AG 3.250 08/31/29 114,808
200,000 Swisscom AG 1.800 08/23/34 263,136
250,000 Swisscom AG 2.000 11/23/39 334,459
600,000 UBS Group AG 0.435 11/09/28 740,291
175,000 UBS Group AG 7.750 03/01/29 214,745
400,000 UBS Group AG 4.375 01/11/31 472,535
500,000 UBS Group AG 0.875 11/03/31 501,808
200,000 UBS Group AG 0.625 01/18/33 189,808
600,000 UBS Group AG 7.375 09/07/33 885,110
1,075,000 UBS Group AG 3.250 02/12/34 1,199,130
600,000 UBS Group AG 3.757 08/11/36 682,683
350,000 UBS Switzerland AG 2.583 09/23/27 398,903
275,000 UBS Switzerland AG 2.783 09/09/30 311,265
400,000 Zuercher Kantonalbank 2.750 04/19/28 504,617
TOTAL SWITZERLAND 34,814,440
TAIWAN - 0.0%
300,000 Foxconn Singapore Pte Ltd 3.125 11/04/31 334,412
TOTAL TAIWAN 334,412

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED ARAB EMIRATES - 0.1%
$ 925,000 DP World Ltd/United Arab Emirates 4.250% 09/25/30 $ 1,169,130
225,000 Emirates Telecommunications Group Co PJSC 0.875 05/17/33 216,280
500,000 First Abu Dhabi Bank PJSC 3.120 02/20/31 559,016
TOTAL UNITED ARAB EMIRATES 1,944,426
UNITED KINGDOM - 1.7%
400,000 3i Group PLC 3.750 06/05/40 415,756
100,000 AA Bond Co Ltd 7.375 07/31/29 138,814
200,000 AA Bond Co Ltd 6.850 07/31/31 278,740
200,000 AA Bond Co Ltd 5.500 07/31/32 262,157
675,000 Accent Capital PLC 2.625 07/18/49 501,862
300,000 Admiral Group PLC 8.500 01/06/34 453,994
616,000 Affinity Sutton Capital Markets PLC 5.981 09/17/38 821,349
300,000 Affinity Water Finance PLC 4.500 03/31/36 356,203
425,000 Aldermore Group PLC 6.000 10/01/35 562,697
500,000 Amplius Living 3.250 05/15/43 457,740
500,000 Anchor Hanover Group 2.000 07/21/51 306,591
300,000 Anglian Water Osprey Financing PLC 6.750 08/27/31 400,699
500,000 Anglian Water Services Financing PLC 6.250 09/12/44 623,161
72,704 Aspire Defence Finance PLC 4.674 03/31/40 90,937
218,112 Aspire Defence Finance PLC 4.674 03/31/40 272,811
675,000 Associated British Foods PLC 2.500 06/16/34 756,716
500,000 Assura Financing PLC 1.625 06/30/33 514,652
400,000 Aster Treasury Plc 1.405 01/27/36 366,465
300,000 Astrazeneca Finance LLC 3.121 08/05/30 343,560
500,000 Astrazeneca Finance LLC 3.278 08/05/33 570,007
500,000 Aviva PLC 4.000 10/02/30 349,649
600,000 Aviva PLC 4.000 06/05/32 740,536
400,000 Barclays PLC 6.369 01/31/31 551,225
200,000 Barclays PLC 3.543 08/14/31 229,271
100,000 Barclays PLC 3.250 01/17/33 116,738
150,000 Barclays PLC 4.506 01/31/33 178,627
350,000 Barclays PLC 5.851 03/21/35 468,967
560,000 Barclays PLC 3.941 01/31/36 642,166
300,000 Barclays PLC 3.792 10/31/36 339,019
200,000 Barclays PLC 4.616 03/26/37 234,930
350,000 BAT Netherlands Finance BV 3.125 04/07/28 401,239
300,000 Bazalgette Finance Plc 2.375 11/29/27 383,947
300,000 Berkeley Group PLC/The 2.500 08/11/31 341,338
500,000 Beyond Housing Ltd 2.125 05/17/51 317,852
400,000 Blend Funding PLC 5.260 06/11/32 535,110
300,000 BPHA Finance PLC 4.816 04/11/44 341,764
400,000 (b) British American Tobacco PLC 4.750 N/A 460,609
200,000 (b) British American Tobacco PLC 4.200 N/A 228,794
1,000,000 British Telecommunications Ltd 2.125 09/26/28 1,124,726
500,000 British Telecommunications Ltd 5.750 12/07/28 679,734
400,000 Broadgate Financing PLC 4.821 07/05/33 518,636
300,000 Bromford Flagship Livewest Ltd 3.125 05/03/48 254,791
360,000 BUPA Finance PLC 6.625 11/18/45 472,620
400,000 Cadent Finance PLC 5.750 03/14/34 534,769
325,000 Cambridgeshire Housing Capital Plc 4.250 09/15/45 347,258
52,000 Canary Wharf Finance II PLC 5.952 01/22/35 71,420
575,000 Cardiff University 3.000 12/07/55 440,388
500,000 Chancellor Masters & Scholars of The University of Cambridge/
The
2.350 06/27/78 297,946
400,000 Channel Link Enterprises Finance PLC 3.848 06/30/50 358,408
450,000 Chesnara PLC 4.750 08/04/32 562,834
300,000 Church Commissioners for England 5.125 11/25/35 396,226
200,000 Church Commissioners for England 3.625 07/14/52 184,154
400,000 Citizen Treasury PLC 4.625 12/03/42 447,140
500,000 CK Hutchison Finance 16 Ltd 2.000 04/06/28 561,275
200,000 CK Hutchison Group Telecom Finance SA 2.000 10/17/27 256,835
500,000 Close Brothers Finance PLC 1.625 12/03/30 564,313

Portfolio of Investments June 30, 2026
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED KINGDOM (continued)
$ 1,000,000 Coca-Cola Europacific Partners PLC 3.125% 06/03/31 $ 1,138,202
231,282 Connect Plus M25 Issuer PLC 2.607 03/31/39 252,665
400,000 Coventry Building Society 2.625 10/01/29 452,249
100,000 CPUK Finance Ltd 5.876 08/28/27 133,673
300,000 Dali Capital PLC 4.799 12/21/37 359,146
318,675 Derby Healthcare PLC 5.564 06/30/41 411,611
400,000 Derwent London PLC 1.875 11/17/31 449,667
900,000 Diageo Finance PLC 3.125 02/28/31 1,025,108
300,000 Diageo Finance PLC 2.750 06/08/38 299,636
550,000 DWR Cymru Financing UK PLC 2.500 03/31/36 543,753
300,000 Eastern Power Networks PLC 5.375 10/02/39 377,669
425,000 EMH Treasury PLC 4.500 01/29/44 467,710
300,000 ENW Finance PLC 4.893 11/24/32 393,630
321,429 Eversholt Funding PLC 6.697 02/22/35 462,713
200,000 Flagship Finance PLC 1.875 07/14/61 100,856
300,000 Flutter Treasury DAC 6.125 06/04/31 397,442
200,000 Folio Residential Finance NO 1 PLC 1.246 10/31/27 252,836
300,000 Futures Treasury PLC 3.375 02/08/44 280,246
775,000 Gatwick Funding Ltd 3.250 02/26/48 640,069
400,000 GB Social Housing PLC 5.193 02/12/38 496,238
700,000 GlaxoSmithKline Capital PLC 4.250 12/18/45 741,754
500,000 Global Switch Finance BV 1.375 10/07/30 528,764
400,000 Grainger PLC 3.000 07/03/30 488,652
300,000 Greensquareaccord Ltd 5.250 11/30/47 342,088
500,000 GSK Capital BV 3.250 11/19/36 553,540
500,000 Guinness Partnership Ltd/The 2.000 04/22/55 287,951
300,000 Hastoe Capital PLC 5.600 03/27/42 374,144
500,000 Heathrow Funding Ltd 1.500 02/11/30 534,617
300,000 Heathrow Funding Ltd 6.450 12/10/31 421,394
550,000 Heathrow Funding Ltd 4.900 08/06/37 397,175
200,000 Heathrow Funding Ltd 6.250 10/03/42 262,312
400,000 High Speed Rail Finance 1 PLC 4.375 11/01/38 489,485
300,000 Hiscox Ltd 6.000 09/22/27 402,674
300,000 Home Group Ltd 3.125 03/27/43 271,227
400,000 Housing & Care 21 3.288 11/08/49 343,088
48,000 (b) HSBC Bank Capital Funding Sterling 1 LP 5.844 N/A 65,697
1,000,000 HSBC Holdings PLC 3.755 05/20/29 1,156,852
300,000 HSBC Holdings PLC 3.000 05/29/30 377,342
700,000 HSBC Holdings PLC 6.800 09/14/31 987,395
1,200,000 HSBC UK Bank PLC 2.625 05/25/30 1,351,858
675,000 Hyde Housing Association Ltd 1.750 08/18/55 355,530
150,000 ICG PLC 2.500 01/28/30 163,526
540,000 IDS Financing PLC 4.000 10/01/32 609,298
200,000 IG Group Holdings PLC 3.125 11/18/28 252,616
200,000 IG Group Holdings PLC 6.125 10/22/30 270,425
500,000 IHG Finance LLC 3.625 09/27/31 571,839
800,000 Imperial Brands Finance Netherlands BV 1.750 03/18/33 797,899
300,000 Incommunities Treasury PLC 3.250 03/21/49 246,473
100,000 Investec PLC 1.875 07/16/28 128,655
425,000 Investec PLC 9.125 03/06/33 594,291
400,000 Jigsaw Funding PLC 3.375 05/05/52 335,889
400,000 Just Group PLC 6.875 03/30/35 542,369
259,981 Juturna European Loan Conduit No 16 PLC 5.064 08/10/33 345,944
300,000 Karbon Homes Ltd 3.375 11/15/47 264,426
400,000 Land Securities Capital Markets PLC 4.750 09/18/31 524,940
500,000 LCR Finance PLC 4.500 12/07/28 665,573
80,000 Legal & General Finance PLC 5.875 12/11/31 111,989
500,000 Legal & General Group PLC 6.625 04/01/55 686,605
400,000 LiveWest Treasury PLC 2.250 10/10/43 314,675
1,625,000 Lloyds Bank PLC 6.500 09/17/40 2,289,760
650,000 London & Quadrant Housing Trust 2.000 10/20/38 567,582
100,000 London Stock Exchange Group PLC 1.625 04/06/30 119,416

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED KINGDOM (continued)
$ 100,000 LondonMetric Property PLC 4.500% 12/10/29 $ 130,455
200,000 LSEG Finance PLC 4.875 09/19/32 262,650
200,000 Lseg Netherlands BV 4.231 09/29/30 237,420
300,000 Lseg Netherlands BV 3.000 11/06/31 336,588
500,000 Manchester Airport Group Funding PLC 4.750 03/31/34 641,858
200,000 Martlet Homes Ltd 3.000 05/09/52 153,429
76,822 Meadowhall Finance PLC 4.986 01/12/32 100,469
300,000 Merseylink Issuer PLC 3.842 03/31/43 341,511
300,000 Metropolitan Funding PLC 4.125 04/05/48 295,860
300,000 Moat Homes Finance PLC 5.000 09/23/41 359,240
400,000 Morhomes PLC 3.400 02/19/38 416,549
200,000 Motability Operations Group PLC 3.875 01/24/34 228,829
500,000 Motability Operations Group PLC 4.250 06/17/35 581,550
125,000 Motability Operations Group PLC 5.625 09/11/35 166,315
125,000 Motability Operations Group PLC 6.250 01/22/45 162,595
300,000 Motability Operations Group PLC 5.750 06/17/51 358,285
300,000 Motability Operations Group PLC 5.625 01/24/54 350,602
300,000 Myriad Capital Plc 4.750 12/20/43 335,372
300,000 National Gas Transmission PLC 5.500 02/04/34 400,422
450,000 National Grid Electricity Transmission PLC 2.000 09/16/38 394,945
300,000 National Grid Electricity Transmission PLC 5.272 01/18/43 358,929
500,000 Nationwide Building Society 0.250 09/14/28 538,739
750,000 Nationwide Building Society 1.375 06/29/32 779,414
600,000 Nationwide Building Society 2.250 05/16/37 615,730
400,000 Nats En Route PLC 1.750 09/30/33 424,021
2,000,000 NatWest Group PLC 0.670 09/14/29 2,166,193
700,000 NatWest Group PLC 5.642 10/17/34 936,712
500,000 NatWest Markets PLC 5.026 06/12/29 344,484
600,000 Network Rail Infrastructure Finance PLC 4.750 11/29/35 786,640
100,000 NewRiver REIT PLC 3.500 03/07/28 128,873
200,000 Next Group PLC 3.625 05/18/28 260,083
893,000 NIE Finance PLC 5.750 12/07/35 1,193,749
100,000 Northern Gas Networks Finance PLC 4.875 11/15/35 124,376
475,000 Northern Gas Networks Finance PLC 5.625 03/23/40 594,203
400,000 Northern Powergrid Northeast PLC 3.250 04/01/52 333,000
200,000 Northern Powergrid Yorkshire PLC 5.625 11/14/33 271,527
100,000 Northumbrian Water Finance PLC 4.500 02/14/31 128,161
300,000 Northumbrian Water Finance PLC 5.375 07/22/32 393,938
100,000 Northumbrian Water Finance PLC 6.375 10/28/34 136,571
600,000 Notting Hill Genesis 3.250 10/12/48 500,401
400,000 Onward Homes Ltd 2.125 03/25/53 246,708
670,000 Optivo Finance PLC 3.283 03/22/48 565,512
275,000 Orbit Capital PLC 3.500 03/24/45 256,802
400,000 Orbit Capital PLC 3.375 06/14/48 345,428
400,000 OSB Group PLC 8.875 01/16/30 576,144
200,000 Paradigm Homes Charitable Housing Association Ltd 5.250 04/04/44 240,688
400,000 Paradigm Homes Charitable Housing Association Ltd 2.250 05/20/51 265,358
400,000 Paragon Treasury Plc 2.000 05/07/36 380,853
400,000 Peabody Trust 5.250 03/17/43 477,997
300,000 Pearson Funding PLC 3.750 06/04/30 380,550
400,000 Penarian Housing Finance PLC 3.212 06/07/52 344,085
400,000 Pension Insurance Corp PLC 6.875 11/15/34 545,840
400,000 Places For People Treasury PLC 6.250 12/06/41 523,997
200,000 Platform HG Financing PLC 5.520 11/10/39 257,526
100,000 Platform HG Financing PLC 1.926 09/15/41 80,385
200,000 Platform HG Financing PLC 1.625 08/10/55 103,742
300,000 Poplar HARCA Ltd Via Poplar HARCA Capital PLC 4.843 09/30/43 351,202
200,000 Quadgas Finance PLC 3.375 09/17/29 249,246
300,000 RAC Bond Co PLC 8.250 11/06/28 421,690
400,000 Reckitt Benckiser Treasury Services PLC 1.750 05/19/32 446,574
540,000 Reckitt Benckiser Treasury Services PLC 3.875 09/14/33 632,127
500,000 RELX Finance BV 3.375 03/20/33 564,680

Portfolio of Investments June 30, 2026
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED KINGDOM (continued)
$ 300,000 RHP Finance PLC 3.250% 02/05/48 $ 264,594
400,000 Rio Tinto Finance PLC 4.000 12/11/29 519,044
220,000 Riverside Finance Plc 6.625 09/11/50 290,358
420,000 RL Finance Bonds NO 4 PLC 4.875 10/07/49 467,596
228,300 RMPA Services PLC 5.337 09/30/38 305,085
400,000 Rolls-Royce PLC 5.750 10/15/27 537,037
420,000 Rothesay Life PLC 7.019 12/10/34 588,606
100,000 Saltaire Finance PLC 4.815 12/06/36 129,154
500,000 Saltaire Finance PLC 4.809 03/14/53 577,290
520,000 Sanctuary Capital PLC 2.375 04/14/50 360,137
100,000 Santander UK Group Holdings PLC 7.098 11/16/27 133,898
100,000 Santander UK PLC 0.050 01/12/27 112,827
300,000 Santander UK PLC 2.625 04/12/28 341,587
1,200,000 Santander UK PLC 3.125 05/12/31 1,377,450
225,000 Santander UK PLC 2.875 02/12/33 253,631
300,000 Saxon Weald Capital PLC 5.375 06/06/42 380,573
300,000 Schroders PLC 6.346 07/18/34 409,703
950,000 Scottish Hydro Electric Transmission PLC 3.375 09/04/32 1,078,639
500,000 Scottish Hydro Electric Transmission PLC 5.500 01/15/44 613,962
400,000 Scottish Widows Ltd 7.000 06/16/43 547,909
420,000 Segro PLC 5.750 06/20/35 571,635
100,000 Severn Trent Utilities Finance PLC 6.250 06/07/29 137,782
450,000 Severn Trent Utilities Finance PLC 5.250 04/04/36 573,002
360,000 Smiths Group PLC 3.625 11/13/33 405,602
300,000 Society of Lloyd's 4.875 02/07/47 397,354
220,000 South Eastern Power Networks PLC 1.750 09/30/34 222,747
320,000 South West Water Finance PLC 5.750 12/11/32 428,741
100,000 Southern Gas Networks PLC 1.250 12/02/31 108,909
340,000 Southern Gas Networks PLC 3.100 09/15/36 355,180
100,000 Sovereign Housing Capital PLC 2.375 11/04/48 70,143
300,000 Sovereign Housing Capital PLC 5.500 01/24/57 352,151
540,000 Standard Chartered PLC 3.864 03/17/33 623,046
300,000 Standard Life PLC 5.625 04/28/31 397,765
300,000 Stonewater Funding PLC 1.625 09/10/36 273,651
4,689 Sunderland SHG Finance PLC 6.380 03/31/42 6,571
300,000 Supermarket Income Reit PLC 5.125 07/30/31 394,933
725,000 SW Finance I PLC 6.875 08/07/32 968,667
200,000 SW Finance I PLC 3.000 05/28/37 187,826
250,183 TC Dudgeon Ofto PLC 3.158 11/12/38 288,618
500,000 Telereal Securitisation PLC 3.563 12/10/31 615,525
220,000 Tesco Corporate Treasury Services PLC 2.750 04/27/30 271,016
400,000 Tesco Corporate Treasury Services PLC 3.500 10/13/33 453,601
200,000 Tesco Corporate Treasury Services PLC 5.500 02/27/35 262,223
42,211 Tesco Property Finance 3 PLC 5.744 04/13/40 55,972
502,707 Tesco Property Finance 6 PLC 5.411 07/13/44 641,726
600,000 THFC Funding No 3 PLC 5.200 10/11/43 721,363
300,000 Together Housing Finance PLC 4.500 12/17/42 326,864
420,000 TP ICAP Finance PLC 2.625 11/18/28 524,857
600,000 Transport for London 3.625 05/15/45 590,105
400,000 Tritax Big Box REIT PLC 1.500 11/27/33 411,149
300,000 Unilever Capital Corp 2.875 10/31/32 334,769
700,000 Unilever Capital Corp 3.500 10/31/37 784,920
300,000 Unilever PLC 1.875 09/15/29 369,798
750,000 Unilever PLC 1.500 06/11/39 670,798
320,000 UNITE Group PLC/The 5.625 06/25/32 426,718
650,000 United Utilities Water Finance PLC 1.750 02/10/38 559,372
300,000 United Utilities Water Finance PLC 1.875 06/03/42 223,720
420,000 University College London 1.625 06/04/61 201,741
320,000 University of Leeds 3.125 12/19/50 264,700
675,000 University of Liverpool 3.375 06/25/55 569,890
575,000 University of Manchester 4.250 07/04/53 574,892
420,000 University of Southampton 2.250 04/11/57 262,960

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED KINGDOM (continued)
$ 525,000 Utmost Group PLC 4.000% 12/15/31 $ 635,841
600,000 Vodafone Group PLC 5.125 12/02/52 653,536
300,000 Vodafone International Financing DAC 3.375 08/01/33 338,677
560,000 Vodafone International Financing DAC 3.750 12/02/34 642,832
200,000 Wales & West Utilities Finance PLC 5.750 03/29/30 272,471
350,000 Wellcome Trust Finance PLC 4.625 07/25/36 444,669
350,000 Wellcome Trust Ltd/The 2.517 02/07/18 202,451
575,000 Wessex Water Services Finance PLC 6.125 09/19/34 765,754
300,000 Wheatley Group Capital PLC 4.375 11/28/44 322,709
300,000 WHG Treasury PLC 4.250 10/06/45 312,440
258,131 White City Property Finance PLC 5.120 04/17/35 344,547
300,000 Wise Financing PLC 5.100 11/25/30 389,944
275,000 Workspace Group PLC 2.250 03/11/28 346,712
600,000 WPP Finance 2013 3.625 09/12/29 691,273
425,000 Wrekin Housing Group Ltd/The 2.500 10/22/48 306,869
340,000 Yorkshire Building Society 3.511 10/11/30 432,198
300,000 Yorkshire Housing Finance PLC 4.125 10/31/44 304,135
540,000 Yorkshire Water Finance PLC 6.375 11/18/34 732,788
TOTAL UNITED KINGDOM 113,342,763
UNITED STATES - 2.7%
1,200,000 AbbVie Inc 1.250 11/18/31 1,242,937
68,000 Aegon Ltd 6.125 12/15/31 94,800
400,000 AGCO International Holdings BV 0.800 10/06/28 432,629
200,000 Air Products and Chemicals Inc 3.250 06/16/32 226,556
300,000 Air Products and Chemicals Inc 3.450 02/14/37 332,053
350,000 Alphabet Inc 2.500 05/06/29 395,429
100,000 Alphabet Inc 3.000 05/06/33 112,038
125,000 Alphabet Inc 5.500 11/13/41 160,036
300,000 Alphabet Inc 4.000 11/06/44 333,184
400,000 Alphabet Inc 4.000 05/06/54 423,835
400,000 Alphabet Inc 4.375 11/06/64 430,200
2,660,000 Ameren Illinois Co 5.550 07/01/54 3,091,422
400,000 American Express Co 3.433 05/20/32 457,836
100,000 American Honda Finance Corp 1.500 10/19/27 127,407
844,000 American Honda Finance Corp 5.050 08/20/31 1,112,327
500,000 American Medical Systems Europe BV 3.500 03/08/32 574,970
200,000 American Tower Corp 3.625 05/30/32 230,312
540,000 American Tower Corp 4.100 05/16/34 631,860
300,000 Amgen Inc 4.000 09/13/29 391,377
575,000 Apple Inc 3.600 07/31/42 603,917
225,000 Aptiv Swiss Holdings Ltd 4.250 06/11/36 257,096
300,000 AT&T Inc 3.150 06/01/30 341,950
300,000 AT&T Inc 3.950 04/30/31 351,813
600,000 AT&T Inc 3.600 06/01/33 684,856
500,000 AT&T Inc 4.300 11/18/34 593,054
350,000 AT&T Inc 7.000 04/30/40 494,848
725,000 AT&T Inc 4.875 06/01/44 800,732
500,000 Athene Global Funding 0.625 01/12/28 547,875
200,000 Athene Global Funding 5.146 11/01/29 264,326
200,000 Athene Global Funding 5.858 09/19/35 262,252
400,000 Avery Dennison Corp 3.750 11/04/34 452,797
225,000 Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.193 03/11/38 260,768
100,000 Bank of America Corp 4.134 06/12/28 116,779
200,000 Bank of America Corp 1.667 06/02/29 250,759
250,000 Bank of America Corp 3.261 01/28/31 285,530
400,000 Bank of America Corp 3.584 04/27/31 507,536
500,000 Bank of America Corp 2.984 10/30/31 562,636
800,000 Bank of America Corp 3.485 03/10/34 908,360
700,000 Becton Dickinson & Co 3.828 06/07/32 813,071
500,000 Berkshire Hathaway Finance Corp 2.375 06/19/39 465,223
300,000 Berkshire Hathaway Inc 2.150 03/15/28 338,871
700,000 Berkshire Hathaway Inc 0.500 01/15/41 498,732

Portfolio of Investments June 30, 2026
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED STATES (continued)
$ 500,000 Blackrock Inc 3.750% 07/18/35 $ 579,462
400,000 Blackstone Holdings Finance Co LLC 3.500 06/01/34 450,552
300,000 BMS Ireland Capital Funding DAC 4.289 11/10/45 339,194
400,000 BMS Ireland Capital Funding DAC 4.581 11/10/55 452,878
100,000 Booking Holdings Inc 4.500 11/15/31 120,088
400,000 Booking Holdings Inc 4.125 05/12/33 469,491
300,000 Booking Holdings Inc 4.750 11/15/34 365,272
300,000 Booking Holdings Inc 3.625 11/07/35 336,015
400,000 Booking Holdings Inc 4.500 05/09/46 446,000
225,000 BorgWarner Inc 1.000 05/19/31 228,898
275,000 Boston Scientific Corp 0.625 12/01/27 304,716
300,000 BP Capital Markets BV 4.323 05/12/35 358,321
240,000 BP Capital Markets BV 0.933 12/04/40 179,582
400,000 BP Capital Markets PLC 2.519 04/07/28 454,097
250,000 BP Capital Markets PLC 4.751 08/28/29 171,684
300,000 BP Capital Markets PLC 1.231 05/08/31 311,051
300,000 BP Capital Markets PLC 2.822 04/07/32 332,348
300,000 BP Capital Markets PLC 5.439 08/28/34 203,993
400,000 BP Capital Markets PLC 5.773 05/25/38 537,140
100,000 (b) BP Capital Markets PLC 4.250 N/A 131,721
300,000 Bristol-Myers Squibb Co 1.750 05/15/35 296,956
300,000 Brown-Forman Corp 2.600 07/07/28 382,602
500,000 Carrier Global Corp 3.625 01/15/37 555,751
200,000 Caterpillar Financial Services Corp 4.620 02/28/28 266,898
360,000 Caterpillar Financial Services Corp 2.541 11/20/28 408,338
500,000 Chubb INA Holdings LLC 2.500 03/15/38 499,515
200,000 Citigroup Inc 3.750 05/14/32 231,822
500,000 Citigroup Inc 3.493 10/22/34 563,395
700,000 Citigroup Inc 4.550 06/03/35 501,745
100,000 Citigroup Inc 4.113 04/29/36 117,017
400,000 Citigroup Inc 4.296 07/23/36 462,268
400,000 Coca-Cola Co/The 1.000 10/02/28 501,306
225,000 Coca-Cola Co/The 0.125 03/09/29 239,181
100,000 Coca-Cola Co/The 0.500 03/09/33 95,523
400,000 Colgate-Palmolive Co 1.375 03/06/34 396,539
180,000 Comcast Corp 1.500 02/20/29 220,044
400,000 Comcast Corp 3.250 09/26/32 449,154
300,000 Comcast Corp 3.550 09/26/36 335,080
575,000 Comcast Corp 5.250 09/26/40 695,808
475,000 Corebridge Global Funding 5.125 12/09/29 635,265
800,000 DH Europe Finance II Sarl 0.750 09/18/31 805,586
175,000 Digital Dutch Finco BV 1.500 03/15/30 187,944
400,000 Digital Dutch Finco BV 3.875 07/15/34 450,464
240,000 Digital Dutch Finco BV 3.875 03/15/35 268,693
200,000 Digital Intrepid Holding BV 0.625 07/15/31 197,224
400,000 Digital Stout Holding LLC 3.750 10/17/30 502,530
140,000 Dover Corp 0.750 11/04/27 155,442
300,000 Dover Corp 3.500 11/12/33 338,465
300,000 DXC Capital Funding DAC 4.250 12/09/30 339,615
300,000 Eaton Capital ULC 3.601 05/21/31 348,238
200,000 Eaton Capital ULC 3.625 05/09/35 228,324
500,000 Eli Lilly & Co 0.500 09/14/33 475,692
400,000 Eli Lilly & Co 1.625 09/14/43 296,325
500,000 Equinix Asia Financing Corp Pte Ltd 2.900 09/15/32 381,400
400,000 Equinix Canada Financing Ltd 4.000 11/15/32 278,380
700,000 Equinix Inc 1.000 03/15/33 674,152
200,000 Equitable Financial Life Global Funding 6.375 06/02/28 272,431
500,000 Experian Europe DAC 1.560 05/16/31 527,005
640,000 FedEx Corp 0.950 05/04/33 604,560
750,000 Fidelity National Information Services Inc 2.950 05/21/39 740,635
200,000 Fiserv Funding ULC 4.000 06/15/36 221,306
300,000 Fiserv Inc 4.500 05/24/31 352,436

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED STATES (continued)
$ 300,000 Fiserv Inc 3.000% 07/01/31 $ 354,333
250,000 Ford Credit Canada Co Cie Credit Ford Du Canada 4.819 09/11/28 179,258
550,000 Ford Credit Canada Co Cie Credit Ford Du Canada 5.046 01/09/32 393,096
100,000 Ford Motor Credit Co LLC 4.867 08/03/27 116,313
300,000 Ford Motor Credit Co LLC 3.622 07/27/28 343,471
500,000 Ford Motor Credit Co LLC 4.445 02/14/30 582,096
300,000 Ford Motor Credit Co LLC 6.184 08/29/31 405,990
500,000 GA Global Funding Trust 4.133 09/16/35 561,726
675,000 GE Capital UK Funding Unlimited Co 5.875 01/18/33 933,102
500,000 General Mills Inc 3.650 10/23/30 578,717
500,000 General Motors Financial Co Inc 3.100 08/04/29 569,060
325,000 General Motors Financial Co Inc 5.500 01/12/30 437,863
400,000 General Motors Financial Co Inc 3.700 07/14/31 458,943
75,000 Goldman Sachs Group Inc/The 3.125 07/25/29 94,918
150,000 Goldman Sachs Group Inc/The 3.625 10/29/29 193,932
275,000 Goldman Sachs Group Inc/The 1.875 12/16/30 322,627
800,000 Goldman Sachs Group Inc/The 0.750 03/23/32 789,397
1,000,000 Goldman Sachs Group Inc/The 3.500 01/23/33 1,139,496
150,000 Goldman Sachs Group Inc/The 3.984 12/18/36 171,774
305,000 Goldman Sachs Group Inc/The 6.875 01/18/38 428,826
440,000 GXO Logistics Capital BV 3.750 11/24/30 501,459
500,000 Haleon Netherlands Capital BV 2.125 03/29/34 516,289
300,000 Haleon UK Capital PLC 3.375 03/29/38 319,675
365,000 Highland Holdings Sarl 2.875 11/19/27 416,509
750,000 Honeywell International Inc 0.750 03/10/32 744,627
400,000 Hyundai Capital America 2.875 06/26/28 455,112
200,000 Illinois Tool Works Inc 3.250 05/17/28 229,799
300,000 Illinois Tool Works Inc 3.375 05/17/32 344,028
100,000 International Business Machines Corp 3.625 02/06/31 115,702
400,000 International Business Machines Corp 3.150 02/10/33 447,389
400,000 International Business Machines Corp 3.750 02/06/35 459,986
200,000 International Business Machines Corp 3.450 02/10/37 221,748
200,000 International Business Machines Corp 4.875 02/06/38 241,870
640,000 International Business Machines Corp 4.000 02/06/43 699,260
250,000 Jackson National Life Global Funding 0.125 07/14/28 304,735
200,000 John Deere Bank SA 5.125 10/18/28 269,550
600,000 John Deere Capital Corp 3.450 07/16/32 692,427
300,000 Johnson & Johnson 3.350 02/26/37 337,083
200,000 Johnson & Johnson 3.550 06/01/44 217,105
800,000 Johnson & Johnson 3.700 02/26/55 843,322
225,000 Johnson Controls International plc 4.250 05/23/35 269,054
225,000 Johnson Controls International plc / Tyco Fire & Security Finance
SCA
1.000 09/15/32 222,511
600,000 JPMorgan Chase & Co 4.457 11/13/31 716,574
300,000 JPMorgan Chase & Co 1.895 04/28/33 338,196
700,000 JPMorgan Chase & Co 3.761 03/21/34 808,750
600,000 JPMorgan Chase & Co 3.588 01/23/36 678,163
225,000 Kellanova 0.500 05/20/29 239,429
225,000 Kellanova 3.750 05/16/34 259,677
200,000 Kraft Heinz Foods Co 4.125 07/01/27 263,847
200,000 Linde PLC 2.625 02/18/29 226,670
100,000 Linde PLC 3.375 06/04/30 115,253
100,000 Linde PLC 1.375 03/31/31 105,648
800,000 Linde PLC 3.625 06/12/34 924,315
200,000 Linde PLC 3.750 11/20/38 226,431
125,000 LKQ Dutch Bond BV 4.125 03/13/31 143,851
100,000 MassMutual Global Funding II 4.625 10/05/29 132,309
200,000 MassMutual Global Funding II 5.000 09/29/32 265,155
1,000,000 McDonald's Corp 3.500 05/21/32 1,145,420
100,000 McDonald's Corp 3.750 05/31/38 110,289
400,000 McDonald's Corp 4.125 06/11/54 377,733
200,000 McKesson Corp 3.125 02/17/29 255,773

Portfolio of Investments June 30, 2026
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED STATES (continued)
$ 300,000 Medtronic Global Holdings SCA 0.750% 10/15/32 $ 292,732
300,000 Medtronic Global Holdings SCA 1.500 07/02/39 259,268
200,000 Medtronic Global Holdings SCA 1.375 10/15/40 163,525
200,000 Medtronic Inc 3.875 10/15/36 231,501
640,000 Medtronic Inc 4.200 10/15/45 717,049
400,000 Medtronic Inc 4.150 10/15/53 433,635
275,000 Metropolitan Life Global Funding I 5.000 01/10/30 367,357
500,000 Metropolitan Life Global Funding I 4.750 05/30/30 338,512
300,000 Metropolitan Life Global Funding I 4.750 08/27/31 395,895
600,000 Metropolitan Life Global Funding I 4.149 06/06/33 425,513
500,000 Mondelez International Inc 0.750 03/17/33 477,905
300,000 Mondelez International Inc 2.375 03/06/35 309,851
200,000 Morgan Stanley 3.521 05/22/31 229,600
300,000 Morgan Stanley 3.149 11/07/31 338,475
200,000 Morgan Stanley 5.789 11/18/33 271,878
550,000 Morgan Stanley 3.955 03/21/35 636,973
300,000 Morgan Stanley 5.213 10/24/35 390,228
500,000 Morgan Stanley 4.099 05/22/36 582,677
600,000 Morgan Stanley 3.749 11/07/36 676,382
300,000 Morgan Stanley 3.981 01/23/37 343,544
200,000 MSD Netherlands Capital BV 3.700 05/30/44 215,790
540,000 MSD Netherlands Capital BV 3.750 05/30/54 547,106
225,000 Nasdaq Inc 4.500 02/15/32 270,451
1,250,000 National Grid North America Inc 3.917 06/03/35 1,432,247
400,000 Nestle Capital Corp 4.750 03/22/36 511,222
2,000,000 Nestle Finance International Ltd 0.375 05/12/32 1,967,500
600,000 Netflix Inc 3.625 06/15/30 696,053
100,000 New York Life Global Funding 0.750 12/14/28 121,583
600,000 New York Life Global Funding 4.450 09/05/30 401,991
300,000 New York Life Global Funding 4.875 04/30/31 400,699
600,000 New York Life Global Funding 4.000 06/17/32 425,407
500,000 NextEra Energy Capital Holdings Inc 4.670 06/12/35 359,711
500,000 NextEra Energy Capital Holdings Inc 4.496 05/15/56 563,777
300,000 Northwestern Mutual Global Funding 4.700 10/28/30 395,987
1,200,000 Novartis Finance SA 0.000 09/23/28 1,288,668
300,000 Omnicom Capital Holdings PLC 2.250 11/22/33 317,086
300,000 Oncor Electric Delivery Co LLC 3.625 06/15/34 342,319
500,000 Pacific Life Global Funding II 5.375 11/30/28 673,064
200,000 PepsiCo Inc 3.550 07/22/34 243,313
740,000 PepsiCo Inc 4.050 07/28/55 801,554
500,000 Pfizer Inc 2.735 06/15/43 436,610
500,000 Pfizer Netherlands International Finance BV 3.250 05/19/32 570,134
840,000 Philip Morris International Inc 1.450 08/01/39 697,449
500,000 PPG Industries Inc 3.250 03/04/32 563,989
200,000 Procter & Gamble Co/The 1.800 05/03/29 248,177
500,000 Procter & Gamble Co/The 2.900 11/03/33 559,420
300,000 Procter & Gamble Co/The 3.650 11/03/45 333,555
1,640,000 Prologis Euro Finance LLC 1.500 09/10/49 1,083,310
300,000 Prologis LP 2.250 06/30/29 373,323
320,000 Protective Life Global Funding 4.803 11/01/30 423,610
400,000 Public Storage Operating Co 3.500 01/20/34 449,425
600,000 Realty Income Corp 6.000 12/05/39 794,417
100,000 Robert Bosch Finance LLC 2.750 05/28/28 113,748
540,000 Roche Finance Europe BV 3.586 12/04/36 621,471
100,000 Roche Kapitalmarkt AG 0.750 02/25/31 124,296
500,000 Roche Kapitalmarkt AG 1.098 09/06/34 629,072
1,000,000 Sanofi SA 1.125 04/05/28 1,113,056
1,200,000 Schneider Electric SE 3.624 09/02/37 1,367,709
1,200,000 Shell International Finance BV 0.875 11/08/39 941,142
225,000 Simon International Finance SCA 1.125 03/19/33 218,835
1,200,000 Stellantis NV 4.250 06/16/31 1,367,808
660,000 Stellantis NV 3.750 03/19/36 681,165

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED STATES (continued)
$ 660,000 Stryker Corp 3.375% 12/11/28 $ 760,631
1,260,000 Thermo Fisher Scientific Finance I BV 3.628 12/01/35 1,436,852
300,000 Thermo Fisher Scientific Inc 1.418 03/07/33 379,453
250,000 Thermo Fisher Scientific Inc 2.038 03/07/36 328,667
500,000 Time Warner Cable LLC 5.250 07/15/42 541,767
460,000 Timken Co/The 4.125 05/23/34 534,613
100,000 T-Mobile USA Inc 3.150 02/11/32 112,779
700,000 T-Mobile USA Inc 3.500 02/11/37 773,583
200,000 Toyota Motor Credit Corp 0.750 11/19/26 262,011
300,000 Toyota Motor Credit Corp 4.050 09/13/29 352,587
500,000 Toyota Motor Credit Corp 3.625 07/15/31 578,736
750,000 United Parcel Service Inc 5.125 02/12/50 879,380
580,000 US Bancorp 4.009 05/21/32 679,578
350,000 Utah Acquisition Sub Inc 3.125 11/22/28 397,593
225,000 Veralto Corp 4.150 09/19/31 264,482
200,000 Verizon Communications Inc 2.350 03/23/28 132,271
400,000 Verizon Communications Inc 2.500 05/16/30 270,492
200,000 Verizon Communications Inc 0.555 03/24/31 244,360
200,000 Verizon Communications Inc 3.500 06/28/32 228,402
300,000 Verizon Communications Inc 3.250 10/29/32 337,311
660,000 Verizon Communications Inc 3.750 02/28/36 749,190
300,000 Verizon Communications Inc 3.375 10/27/36 323,925
600,000 Verizon Communications Inc 3.750 08/06/37 671,616
500,000 Verizon Communications Inc 1.875 11/03/38 431,134
300,000 Verizon Communications Inc 4.050 03/22/51 175,942
300,000 Verizon Communications Inc 3.996 06/15/56 339,888
100,000 Visa Inc 2.250 05/15/28 113,179
1,200,000 Visa Inc 3.125 05/15/33 1,359,807
305,000 Wabtec Transportation Netherlands BV 1.250 12/03/27 340,019
275,000 Walmart Inc 5.625 03/27/34 380,640
600,000 Walmart Inc 5.250 09/28/35 806,607
180,000 Wells Fargo & Co 2.500 05/02/29 224,582
100,000 Wells Fargo & Co 2.766 07/23/29 113,358
500,000 Wells Fargo & Co 2.125 09/24/31 577,285
500,000 Wells Fargo & Co 3.900 07/22/32 582,458
500,000 Wells Fargo & Co 3.866 07/23/36 574,545
100,000 Welltower OP LLC 4.800 11/20/28 132,491
240,000 Welltower OP LLC 4.500 12/01/34 299,574
225,000 WP Carey Inc 4.250 07/23/32 263,564
225,000 WP Carey Inc 3.700 11/19/34 251,546
225,000 WP Carey Inc 3.750 05/10/35 251,446
225,000 WPC Eurobond BV 0.950 06/01/30 233,931
TOTAL UNITED STATES 122,258,231
TOTAL CORPORATE BONDS
(Cost $906,642,199) 889,156,498
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT - 16.1%
BULGARIA - 0.3%
220,000 Bulgaria Government International Bond 0.375 09/23/30 225,942
1,700,000 Bulgaria Government International Bond 3.625 09/05/32 1,976,110
300,000 Bulgaria Government International Bond 4.500 01/27/33 366,148
300,000 Bulgaria Government International Bond 3.500 05/07/34 341,388
225,000 Bulgaria Government International Bond 3.125 03/26/35 247,335
300,000 Bulgaria Government International Bond 3.375 07/18/35 334,357
1,950,000 Bulgaria Government International Bond 4.875 05/13/36 2,415,533
300,000 Bulgaria Government International Bond 4.125 05/07/38 343,824
700,000 Bulgaria Government International Bond 4.250 09/05/44 790,633
1,950,000 Bulgaria Government International Bond 4.125 07/18/45 2,139,587
2,000,000 Bulgaria Government International Bond 1.375 09/23/50 1,266,728
TOTAL BULGARIA 10,447,585

Portfolio of Investments June 30, 2026
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CHILE - 0.2%
$ 600,000,000 (a) Bonos de la Tesoreria de la Republica en pesos 2.300% 10/01/28 $ 618,362
400,000,000 (a) Bonos de la Tesoreria de la Republica en pesos 5.000 10/01/28 437,282
600,000,000 Bonos de la Tesoreria de la Republica en pesos 0.000 04/01/29 578,661
2,480,000,000 (a) Bonos de la Tesoreria de la Republica en pesos 5.800 10/01/29 2,770,647
1,800,000,000 (a) Bonos de la Tesoreria de la Republica en pesos 4.700 09/01/30 1,926,629
1,100,000,000 (a) Bonos de la Tesoreria de la Republica en pesos 6.000 04/01/33 1,235,961
500,000,000 (a) Bonos de la Tesoreria de la Republica en pesos 7.000 05/01/34 597,657
600,000,000 (a) Bonos de la Tesoreria de la Republica en pesos 5.800 10/01/34 669,342
450,000,000 Bonos de la Tesoreria de la Republica en pesos 5.000 03/01/35 475,854
500,000,000 (a) Bonos de la Tesoreria de la Republica en pesos 5.300 11/01/37 533,141
600,000,000 (a) Bonos de la Tesoreria de la Republica en pesos 6.200 10/01/40 694,596
1,000,000,000 Bonos de la Tesoreria de la Republica en pesos 5.100 07/15/50 1,003,286
410,000,000 Bonos de la Tesoreria de la Republica en pesos 6.100 04/01/56 468,437
500,000 Chile Government International Bond 3.875 07/09/31 583,122
700,000 Chile Government International Bond 3.750 01/14/32 809,670
500,000 Chile Government International Bond 3.375 04/14/32 567,634
500,000 Chile Government International Bond 4.125 07/05/34 589,351
250,000 Chile Government International Bond 3.800 07/01/35 287,699
TOTAL CHILE 14,847,331
CHINA - 0.0%
200,000 China Government International Bond 0.125 11/17/28 215,393
800,000 China Government International Bond 0.250 11/25/30 821,108
500,000 China Government International Bond 0.500 11/12/31 506,423
200,000 China Government International Bond 0.625 11/25/35 184,882
TOTAL CHINA 1,727,806
CROATIA - 0.5%
150,000 Croatia Government International Bond 3.000 03/20/27 171,826
1,900,000 Croatia Government International Bond 2.700 06/15/28 2,168,988
1,300,000 Croatia Government International Bond 1.125 06/19/29 1,415,745
1,500,000 Croatia Government International Bond 2.750 01/27/30 1,707,445
2,450,000 Croatia Government International Bond 1.500 06/17/31 2,616,743
2,110,000 Croatia Government International Bond 2.875 04/22/32 2,396,275
1,300,000 Croatia Government International Bond 1.125 03/04/33 1,313,369
210,000 Croatia Government International Bond 3.375 03/12/34 243,434
300,000 Croatia Government International Bond 4.000 06/14/35 361,981
2,250,000 Croatia Government International Bond 3.250 02/11/37 2,527,367
1,500,000 Croatia Government International Bond 1.750 03/04/41 1,335,446
TOTAL CROATIA 16,258,619
CYPRUS - 0.3%
100,000 Cyprus Government International Bond 1.500 04/16/27 113,283
1,400,000 Cyprus Government International Bond 2.375 09/25/28 1,586,216
1,000,000 Cyprus Government International Bond 0.625 01/21/30 1,062,053
2,600,000 Cyprus Government International Bond 0.950 01/20/32 2,685,729
2,710,000 Cyprus Government International Bond 4.125 04/13/33 3,295,569
1,200,000 Cyprus Government International Bond 2.750 02/26/34 1,337,935
850,000 Cyprus Government International Bond 1.250 01/21/40 727,968
400,000 Cyprus Government International Bond 2.750 05/03/49 385,515
600,000 Cyprus Government International Bond 2.250 04/16/50 524,913
TOTAL CYPRUS 11,719,181
CZECH REPUBLIC - 0.4%
2,880,000 Czech Republic Government Bond 0.250 02/10/27 132,979
33,000,000 Czech Republic Government Bond 2.500 08/25/28 1,511,137
19,600,000 Czech Republic Government Bond 5.500 12/12/28 957,090
13,000,000 Czech Republic Government Bond 5.750 03/29/29 639,742
26,400,000 Czech Republic Government Bond 2.750 07/23/29 1,199,847
16,000,000 Czech Republic Government Bond 0.050 11/29/29 660,065
21,500,000 Czech Republic Government Bond 0.950 05/15/30 903,558
10,000,000 Czech Republic Government Bond 1.200 03/13/31 414,561
30,000,000 Czech Republic Government Bond 6.200 06/16/31 1,544,178
10,000,000 Czech Republic Government Bond 1.750 06/23/32 411,527
34,000,000 Czech Republic Government Bond 4.500 11/11/32 1,621,026

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CZECH REPUBLIC (continued)
$ 8,000,000 Czech Republic Government Bond 3.000% 03/03/33 $ 348,601
20,000,000 Czech Republic Government Bond 2.000 10/13/33 802,936
12,000,000 Czech Republic Government Bond 3.500 05/30/35 524,389
50,500,000 Czech Republic Government Bond 3.600 06/03/36 2,198,357
5,000,000 Czech Republic Government Bond 4.200 12/04/36 227,689
19,000,000 Czech Republic Government Bond 1.500 04/24/40 597,914
47,430,000 Czech Republic Government Bond 4.000 04/04/44 1,962,618
18,600,000 Czech Republic Government Bond 4.850 11/26/57 807,288
TOTAL CZECH REPUBLIC 17,465,502
ESTONIA - 0.6%
7,200,000 Estonia Government International Bond 0.125 06/10/30 7,407,326
7,450,000 Estonia Government International Bond 4.000 10/12/32 8,927,710
6,480,000 Estonia Government International Bond 3.250 01/17/34 7,390,174
TOTAL ESTONIA 23,725,210
GREECE - 1.4%
300,000 (a) Hellenic Republic Government Bond 2.000 04/22/27 342,057
2,840,000 Hellenic Republic Government Bond 3.750 01/30/28 3,306,266
3,320,000 (a) Hellenic Republic Government Bond 3.875 06/15/28 3,885,604
4,600,000 (a) Hellenic Republic Government Bond 3.875 03/12/29 5,414,239
3,648,000 (a) Hellenic Republic Government Bond 1.500 06/18/30 3,968,348
3,350,000 (a) Hellenic Republic Government Bond 0.750 06/18/31 3,449,524
3,500,000 (a) Hellenic Republic Government Bond 1.750 06/18/32 3,722,623
3,150,000 Hellenic Republic Government Bond 3.900 01/30/33 3,759,526
3,940,000 (a) Hellenic Republic Government Bond 4.250 06/15/33 4,805,200
1,290,000 (a) Hellenic Republic Government Bond 3.375 06/15/34 1,482,022
1,930,000 (a) Hellenic Republic Government Bond 1.875 02/04/35 1,960,144
1,050,000 (a) Hellenic Republic Government Bond 3.625 06/15/35 1,217,618
1,500,000 (a) Hellenic Republic Government Bond 3.375 06/16/36 1,692,402
700,000 Hellenic Republic Government Bond 4.000 01/30/37 829,782
1,600,000 (a) Hellenic Republic Government Bond 4.375 07/18/38 1,952,539
3,200,000 Hellenic Republic Government Bond 4.200 01/30/42 3,792,285
775,000 (a) Hellenic Republic Government Bond 1.875 01/24/52 567,935
1,400,000 (a) Hellenic Republic Government Bond 4.125 06/15/54 1,571,172
TOTAL GREECE 47,719,286
GUERNSEY, C.I. - 0.0%
400,000 States of Guernsey Bond 3.375 12/12/46 376,716
TOTAL GUERNSEY, C.I. 376,716
HUNGARY - 0.5%
100,000,000 Hungary Government Bond 3.000 10/27/27 313,060
800,000,000 Hungary Government Bond 4.500 03/23/28 2,546,755
230,000,000 Hungary Government Bond 6.750 10/22/28 765,645
300,000,000 Hungary Government Bond 2.000 05/23/29 886,956
500,000,000 Hungary Government Bond 6.000 11/28/29 1,651,825
460,000,000 Hungary Government Bond 3.000 08/21/30 1,368,310
800,000,000 Hungary Government Bond 6.750 07/23/31 2,758,768
270,000,000 Hungary Government Bond 3.250 10/22/31 796,990
370,000,000 Hungary Government Bond 4.500 05/27/32 1,156,446
120,000,000 Hungary Government Bond 4.750 11/24/32 379,369
100,000,000 Hungary Government Bond 2.250 04/20/33 270,867
100,000,000 Hungary Government Bond 2.250 06/22/34 262,851
330,000,000 Hungary Government Bond 7.000 10/24/35 1,207,685
800,000,000 Hungary Government Bond 6.250 09/23/37 2,821,718
100,000,000 Hungary Government Bond 3.000 10/27/38 260,545
100,780,000 Hungary Government Bond 3.000 04/25/41 252,865
1,200,000,000 Hungary Government Bond 4.000 04/28/51 3,202,460
300,000 Hungary Government International Bond 4.000 07/25/29 350,869
160,000 Hungary Government International Bond 0.500 11/18/30 162,673
300,000 Hungary Government International Bond 4.250 05/26/33 353,229
500,000 Hungary Government International Bond 5.375 09/12/33 628,472
400,000 Hungary Government International Bond 4.500 06/16/34 478,390
500,000 Hungary Government International Bond 4.875 03/22/40 600,170

Portfolio of Investments June 30, 2026
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HUNGARY (continued)
$ 300,000 Magyar Export-Import Bank Zrt 6.000% 05/16/29 $ 364,722
300,000 MFB Magyar Fejlesztesi Bank Zrt 4.375 06/27/30 352,171
TOTAL HUNGARY 24,193,811
INDONESIA - 1.2%
400,000 Indonesia Government International Bond 1.400 10/30/31 403,771
300,000 Indonesia Government International Bond 3.650 09/10/32 336,278
300,000 Indonesia Government International Bond 3.875 01/15/33 337,739
500,000 Indonesia Government International Bond 3.750 10/16/33 552,180
500,000 Indonesia Government International Bond 4.125 01/15/37 548,030
2,500,000,000 Indonesia Treasury Bond 7.000 05/15/27 138,864
30,000,000,000 Indonesia Treasury Bond 6.375 08/15/28 1,652,734
55,000,000,000 Indonesia Treasury Bond 9.000 03/15/29 3,215,811
85,000,000,000 Indonesia Treasury Bond 6.875 04/15/29 4,706,979
120,000,000,000 Indonesia Treasury Bond 6.500 07/15/30 6,536,913
7,000,000,000 Indonesia Treasury Bond 10.500 08/15/30 437,239
26,000,000,000 Indonesia Treasury Bond 7.000 09/15/30 1,438,588
103,000,000,000 Indonesia Treasury Bond 5.875 03/15/31 5,481,236
10,000,000,000 Indonesia Treasury Bond 6.375 04/15/32 533,638
10,000,000,000 Indonesia Treasury Bond 7.500 08/15/32 567,776
35,000,000,000 Indonesia Treasury Bond 6.625 02/15/34 1,874,385
46,000,000,000 Indonesia Treasury Bond 6.750 07/15/35 2,474,944
28,000,000,000 Indonesia Treasury Bond 6.500 04/15/36 1,494,163
10,000,000,000 Indonesia Treasury Bond 7.500 04/15/40 565,868
54,000,000,000 Indonesia Treasury Bond 7.125 08/15/40 2,985,614
4,000,000,000 Indonesia Treasury Bond 7.125 06/15/42 219,065
9,000,000,000 Indonesia Treasury Bond 7.125 06/15/43 493,111
43,100,000,000 Indonesia Treasury Bond 7.125 08/15/45 2,388,193
3,500,000,000 Indonesia Treasury Bond 7.375 05/15/48 196,180
8,800,000,000 Indonesia Treasury Bond 6.875 08/15/51 467,518
56,200,000,000 Indonesia Treasury Bond 6.875 07/15/54 2,964,061
TOTAL INDONESIA 43,010,878
ISLE OF MAN - 0.0%
360,000 Isle of Man Government International Bond 1.625 09/14/51 206,945
TOTAL ISLE OF MAN 206,945
JERSEY, C.I. - 0.0%
520,000 Jersey International Bond 2.875 05/06/52 416,374
TOTAL JERSEY, C.I. 416,374
KAZAKHSTAN - 0.0%
700,000 Kazakhstan Government International Bond 1.500 09/30/34 666,093
TOTAL KAZAKHSTAN 666,093
KOREA, REPUBLIC OF - 2.4%
350,000 Export-Import Bank of Korea 3.625 09/18/27 404,274
200,000 Export-Import Bank of Korea 4.125 10/22/28 263,475
300,000 Export-Import Bank of Korea 2.625 11/10/30 337,554
500,000 Industrial Bank of Korea 4.826 02/27/30 343,705
1,000,000 Korea Development Bank/The 2.375 09/04/28 1,132,506
800,000 Korea Housing Finance Corp 2.765 09/02/30 906,084
700,000 Korea International Bond 2.250 07/03/28 793,112
300,000 Korea Land & Housing Corp 2.375 11/19/28 337,497
368,420,000 Korea Treasury Bond 2.125 06/10/27 235,222
3,700,000,000 Korea Treasury Bond 3.250 06/10/27 2,386,934
5,200,000,000 Korea Treasury Bond 2.250 09/10/27 3,307,559
7,100,000,000 Korea Treasury Bond 2.875 12/10/27 4,541,038
12,000,000,000 Korea Treasury Bond 3.250 03/10/28 7,693,885
10,000,000,000 Korea Treasury Bond 2.250 06/10/28 6,293,917
6,000,000,000 Korea Treasury Bond 1.375 12/10/29 3,567,574
4,500,000,000 Korea Treasury Bond 2.625 03/10/30 2,783,123
4,000,000,000 Korea Treasury Bond 1.375 06/10/30 2,349,864
9,500,000,000 Korea Treasury Bond 2.500 09/10/30 5,802,921
6,150,000,000 Korea Treasury Bond 1.500 12/10/30 3,576,170
2,000,000,000 Korea Treasury Bond 2.000 06/10/31 1,177,012

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KOREA, REPUBLIC OF (continued)
$ 1,000,000,000 Korea Treasury Bond 2.375% 12/10/31 $ 594,187
1,000,000,000 Korea Treasury Bond 4.000 12/10/31 645,007
1,000,000,000 Korea Treasury Bond 3.375 06/10/32 624,630
1,000,000,000 Korea Treasury Bond 4.250 12/10/32 653,337
3,000,000,000 Korea Treasury Bond 3.750 12/10/33 1,897,290
4,400,000,000 Korea Treasury Bond 3.000 12/10/34 2,626,108
3,500,000,000 Korea Treasury Bond 2.625 06/10/35 2,013,424
5,000,000,000 Korea Treasury Bond 3.250 12/10/35 3,010,947
231,420,000 Korea Treasury Bond 1.125 09/10/39 103,729
2,000,000,000 Korea Treasury Bond 2.750 12/10/44 1,038,297
13,615,030,000 Korea Treasury Bond 2.750 09/10/45 7,029,756
5,500,000,000 Korea Treasury Bond 2.625 03/10/48 2,704,750
1,400,000,000 Korea Treasury Bond 1.500 03/10/50 523,364
3,600,000,000 Korea Treasury Bond 1.875 03/10/51 1,448,190
1,500,000,000 Korea Treasury Bond 3.250 03/10/54 787,758
3,500,000,000 Korea Treasury Bond 2.750 09/10/54 1,660,213
10,100,000,000 Korea Treasury Bond 2.625 03/10/55 4,655,451
4,000,000,000 Korea Treasury Bond 2.625 09/10/55 1,847,646
7,000,000,000 Korea Treasury Bond 3.500 03/10/56 3,864,308
TOTAL KOREA, REPUBLIC OF 85,961,818
LATVIA - 0.9%
100,000 Latvia Government International Bond 3.875 03/25/27 115,306
2,950,000 Latvia Government International Bond 3.500 01/17/28 3,402,604
2,750,000 Latvia Government International Bond 1.125 05/30/28 3,042,358
3,900,000 Latvia Government International Bond 0.000 01/24/29 4,143,019
1,920,000 Latvia Government International Bond 3.875 05/22/29 2,254,720
5,360,000 Latvia Government International Bond 2.875 05/21/30 6,102,727
1,360,000 Latvia Government International Bond 0.000 03/17/31 1,347,723
1,500,000 Latvia Government International Bond 3.000 01/24/32 1,695,120
2,100,000 Latvia Government International Bond 3.875 07/12/33 2,474,491
2,800,000 Latvia Government International Bond 3.500 10/02/35 3,177,009
500,000 Latvia Government International Bond 1.375 05/16/36 466,624
450,000 Latvia Government International Bond 2.250 02/15/47 385,066
1,900,000 Latvia Government International Bond 1.875 02/19/49 1,450,193
TOTAL LATVIA 30,056,960
LITHUANIA - 1.1%
100,000 Lithuania Government International Bond 0.950 05/26/27 112,538
4,000,000 Lithuania Government International Bond 4.125 04/25/28 4,678,779
1,950,000 Lithuania Government International Bond 0.500 06/19/29 2,075,849
2,740,000 Lithuania Government International Bond 2.875 01/28/30 3,124,184
2,350,000 Lithuania Government International Bond 0.750 05/06/30 2,475,729
8,340,000 Lithuania Government International Bond 3.500 07/03/31 9,726,129
2,600,000 Lithuania Government International Bond 2.125 06/01/32 2,794,630
1,040,000 Lithuania Government International Bond 3.875 06/14/33 1,226,317
150,000 Lithuania Government International Bond 3.500 02/13/34 172,070
650,000 Lithuania Government International Bond 2.125 10/22/35 659,883
2,440,000 Lithuania Government International Bond 3.625 03/10/36 2,793,695
1,000,000 Lithuania Government International Bond 3.625 01/28/40 1,105,442
4,940,000 Lithuania Government International Bond 4.250 09/10/45 5,609,859
1,090,000 Lithuania Government International Bond 0.500 07/28/50 545,284
TOTAL LITHUANIA 37,100,388
LUXEMBOURG - 0.3%
400,000 Banque et Caisse d'Epargne de l'Etat 3.250 11/20/31 452,715
2,010,000 State of the Grand-Duchy of Luxembourg 1.375 05/25/29 2,211,611
1,000,000 State of the Grand-Duchy of Luxembourg 0.000 04/28/30 1,030,431
3,440,000 State of the Grand-Duchy of Luxembourg 0.000 03/24/31 3,452,220
1,700,000 State of the Grand-Duchy of Luxembourg 3.000 03/02/33 1,960,525
700,000 State of the Grand-Duchy of Luxembourg 2.900 09/17/35 791,538
440,000 State of the Grand-Duchy of Luxembourg 3.250 03/02/43 485,284
TOTAL LUXEMBOURG 10,384,324

Portfolio of Investments June 30, 2026
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MALAYSIA - 1.2%
$ 1,600,000 Malaysia Government Bond 3.502% 05/31/27 $ 393,760
3,000,000 Malaysia Government Bond 3.899 11/16/27 743,218
23,000,000 Malaysia Government Bond 3.519 04/20/28 5,672,456
16,000,000 Malaysia Government Bond 3.733 06/15/28 3,961,947
4,000,000 Malaysia Government Bond 3.885 08/15/29 998,110
9,500,000 Malaysia Government Bond 4.498 04/15/30 2,424,354
20,000,000 Malaysia Government Bond 3.336 05/15/30 4,901,588
13,500,000 Malaysia Government Bond 2.632 04/15/31 3,200,402
3,500,000 Malaysia Government Bond 3.582 07/15/32 860,732
1,500,000 Malaysia Government Bond 4.642 11/07/33 392,354
4,000,000 Malaysia Government Bond 3.828 07/05/34 995,107
7,500,000 Malaysia Government Bond 3.476 07/02/35 1,819,166
8,000,000 Malaysia Government Bond 4.762 04/07/37 2,137,109
2,000,000 Malaysia Government Bond 4.893 06/08/38 539,238
8,000,000 Malaysia Government Bond 4.054 04/18/39 2,002,494
3,000,000 Malaysia Government Bond 3.757 05/22/40 728,480
2,000,000 Malaysia Government Bond 4.696 10/15/42 535,089
11,000,000 Malaysia Government Bond 4.180 05/16/44 2,773,590
9,500,000 Malaysia Government Bond 4.065 06/15/50 2,341,048
10,000,000 Malaysia Government Bond 4.457 03/31/53 2,603,880
TOTAL MALAYSIA 40,024,122
MEXICO - 1.2%
4,000,000 Mexican Bonos 7.500 06/03/27 229,721
65,000,000 Mexican Bonos 8.500 03/02/28 3,779,941
105,500,000 Mexican Bonos 8.500 03/01/29 6,122,155
70,500,000 Mexican Bonos 8.500 05/31/29 4,087,517
67,500,000 Mexican Bonos 8.500 02/28/30 3,887,544
41,307,000 Mexican Bonos 7.750 05/29/31 2,296,337
55,000,000 Mexican Bonos 8.000 04/15/32 3,045,927
17,000,000 Mexican Bonos 7.500 05/26/33 908,745
50,500,000 Mexican Bonos 7.750 11/23/34 2,687,226
43,000,000 Mexican Bonos 8.000 02/21/36 2,295,294
24,500,000 Mexican Bonos 8.500 11/18/38 1,316,603
33,000,000 Mexican Bonos 7.750 11/13/42 1,612,914
36,500,000 Mexican Bonos 8.000 11/07/47 1,791,751
34,442,000 Mexican Bonos 8.000 07/31/53 1,671,330
29,000,000 Mexican Bonos 8.000 04/29/55 1,404,218
200,000 Mexico Government International Bond 3.500 09/19/29 227,110
400,000 Mexico Government International Bond 3.875 05/16/31 454,294
200,000 Mexico Government International Bond 4.490 05/25/32 232,586
300,000 Mexico Government International Bond 4.625 05/04/33 349,942
500,000 Mexico Government International Bond 4.500 03/19/34 570,234
500,000 Mexico Government International Bond 5.125 05/04/37 576,982
540,000 Mexico Government International Bond 5.125 03/19/38 613,952
500,000 Mexico Government International Bond 2.125 10/25/51 309,297
300,000 Mexico Government International Bond 5.625 03/19/14 290,971
TOTAL MEXICO 40,762,591
PERU - 0.8%
6,000,000 Peru Government Bond 6.350 08/12/28 1,848,032
20,250,000 Peru Government Bond 5.940 02/12/29 6,244,387
11,550,000 Peru Government Bond 6.950 08/12/31 3,846,786
4,000,000 Peru Government Bond 6.150 08/12/32 1,270,954
1,750,000 (a) Peru Government Bond 7.300 08/12/33 574,991
2,250,000 Peru Government Bond 5.400 08/12/34 643,801
9,500,000 (a) Peru Government Bond 6.850 08/12/35 2,924,471
10,000,000 Peru Government Bond 6.900 08/12/37 2,996,498
4,000,000 (a) Peru Government Bond 7.600 08/12/39 1,255,721
3,750,000 Peru Government Bond 5.350 08/12/40 957,411
5,500,000 Peru Government Bond 6.850 02/12/42 1,643,978
11,000,000 Peru Government Bond 6.714 02/12/55 3,272,994
800,000 Peruvian Government International Bond 3.750 03/01/30 926,733
500,000 Peruvian Government International Bond 1.250 03/11/33 489,694

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PERU (continued)
$ 600,000 Peruvian Government International Bond 1.950% 11/17/36 $ 567,282
TOTAL PERU 29,463,733
PHILIPPINES - 0.0%
800,000 Philippine Government International Bond 3.625 02/04/32 909,088
800,000 Philippine Government International Bond 1.750 04/28/41 643,020
TOTAL PHILIPPINES 1,552,108
POLAND - 0.9%
200,000 Bank Gospodarstwa Krajowego 3.875 03/13/35 231,886
660,000 Bank Gospodarstwa Krajowego 4.250 03/18/37 773,697
300,000 Bank Gospodarstwa Krajowego 4.375 03/13/39 350,295
1,066,000 Republic of Poland Government Bond 2.500 07/25/27 279,844
12,400,000 Republic of Poland Government Bond 0.000 01/25/28 3,106,490
2,000,000 Republic of Poland Government Bond 2.750 04/25/28 521,212
8,500,000 Republic of Poland Government Bond 7.500 07/25/28 2,411,316
3,000,000 Republic of Poland Government Bond 5.750 04/25/29 829,714
4,250,000 Republic of Poland Government Bond 4.750 07/25/29 1,146,248
2,700,000 Republic of Poland Government Bond 2.750 10/25/29 685,021
12,250,000 Republic of Poland Government Bond 5.000 01/25/30 3,325,550
4,750,000 Republic of Poland Government Bond 4.500 07/25/30 1,264,474
1,450,000 Republic of Poland Government Bond 1.250 10/25/30 337,248
11,800,000 Republic of Poland Government Bond 4.500 01/25/31 3,129,862
10,000,000 Republic of Poland Government Bond 4.000 07/25/31 2,573,862
3,000,000 Republic of Poland Government Bond 1.750 04/25/32 677,268
3,250,000 Republic of Poland Government Bond 6.000 10/25/33 917,842
6,250,000 Republic of Poland Government Bond 5.000 10/25/34 1,651,647
8,200,000 Republic of Poland Government Bond 5.000 10/25/35 2,147,894
10,000,000 Republic of Poland Government Bond 5.250 04/25/36 2,655,538
3,500,000 Republic of Poland Government Bond 5.000 04/25/37 901,151
5,135,000 Republic of Poland Government Bond 4.000 04/25/47 1,114,472
1,525,000 Republic of Poland Government International Bond 3.625 01/11/34 1,775,328
1,300,000 Republic of Poland Government International Bond 3.875 07/07/37 1,497,554
TOTAL POLAND 34,305,413
ROMANIA - 0.3%
890,000 Romania Government Bond 7.200 05/31/27 195,948
3,000,000 Romania Government Bond 4.150 01/26/28 634,693
6,900,000 Romania Government Bond 6.300 04/26/28 1,506,165
4,000,000 Romania Government Bond 5.000 02/12/29 844,913
5,500,000 Romania Government Bond 6.300 04/25/29 1,196,336
3,400,000 Romania Government Bond 4.850 07/25/29 709,665
5,000,000 Romania Government Bond 6.750 10/29/29 1,098,961
1,000,000 Romania Government Bond 8.000 04/29/30 228,526
3,100,000 Romania Government Bond 6.850 07/29/30 683,346
1,000,000 Romania Government Bond 4.150 10/24/30 198,993
9,000,000 Romania Government Bond 7.650 07/27/31 2,048,374
1,500,000 Romania Government Bond 3.650 09/24/31 286,807
3,000,000 Romania Government Bond 6.700 02/25/32 655,874
2,300,000 Romania Government Bond 7.500 07/27/33 523,940
1,500,000 Romania Government Bond 7.200 10/30/33 336,416
1,250,000 Romania Government Bond 7.100 07/31/34 279,018
2,000,000 Romania Government Bond 4.750 10/11/34 383,306
2,000,000 Romania Government Bond 6.750 04/25/35 436,554
1,500,000 Romania Government Bond 7.900 02/24/38 351,701
6,000,000 Romania Government Bond 7.250 07/30/40 1,334,892
300,000 Romanian Government International Bond 2.125 03/07/28 336,489
300,000 Romanian Government International Bond 5.500 09/18/28 356,381
250,000 Romanian Government International Bond 2.500 02/08/30 271,221
650,000 Romanian Government International Bond 5.250 03/10/30 771,802
335,000 Romanian Government International Bond 1.750 07/13/30 348,159
500,000 Romanian Government International Bond 5.375 06/07/33 577,162
500,000 Romanian Government International Bond 5.625 05/30/37 563,906
400,000 Romanian Government International Bond 6.750 07/11/39 484,850

Portfolio of Investments June 30, 2026
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ROMANIA (continued)
$ 300,000 Romanian Government International Bond 2.750% 04/14/41 $ 232,798
550,000 Romanian Government International Bond 2.875 04/13/42 424,428
1,360,000 Romanian Government International Bond 6.500 10/07/45 1,570,090
500,000 Romanian Government International Bond 3.375 01/28/50 374,506
TOTAL ROMANIA 20,246,220
SAUDI ARABIA - 0.0%
315,000 Saudi Government International Bond 3.375 03/05/32 355,451
650,000 Saudi Government International Bond 3.750 03/05/37 730,421
TOTAL SAUDI ARABIA 1,085,872
SLOVAKIA - 1.3%
100,000 Slovakia Government Bond 1.375 01/21/27 113,537
335,000 Slovakia Government Bond 0.125 06/17/27 373,939
3,100,000 Slovakia Government Bond 3.000 02/07/28 3,560,907
1,410,000 Slovakia Government Bond 1.000 06/12/28 1,560,691
2,050,000 Slovakia Government Bond 3.625 01/16/29 2,392,016
3,800,000 Slovakia Government Bond 2.500 06/04/29 4,312,998
1,390,000 Slovakia Government Bond 1.000 10/09/30 1,469,098
400,000 Slovakia Government Bond 1.625 01/21/31 431,754
3,400,000 Slovakia Government Bond 3.000 11/06/31 3,886,255
650,000 Slovakia Government Bond 1.000 05/14/32 663,041
2,510,000 Slovakia Government Bond 4.000 10/19/32 3,016,649
1,840,000 Slovakia Government Bond 3.625 06/08/33 2,160,142
2,200,000 Slovakia Government Bond 3.750 03/06/34 2,593,201
1,300,000 Slovakia Government Bond 3.750 02/23/35 1,523,383
3,325,000 Slovakia Government Bond 0.375 04/21/36 2,812,726
1,600,000 Slovakia Government Bond 3.625 11/04/37 1,817,581
2,000,000 Slovakia Government Bond 3.750 02/27/40 2,252,165
1,600,000 Slovakia Government Bond 4.000 02/23/43 1,822,101
1,400,000 Slovakia Government Bond 2.000 10/17/47 1,113,348
125,000 Slovakia Government Bond 1.000 10/13/51 73,215
650,000 Slovakia Government Bond 2.250 06/12/68 463,095
TOTAL SLOVAKIA 38,411,842
SLOVENIA - 0.1%
634,000 Slovenia Government Bond 1.250 03/22/27 718,358
1,040,000 Slovenia Government Bond 1.000 03/06/28 1,158,759
540,000 Slovenia Government Bond 1.188 03/14/29 594,689
600,000 Slovenia Government Bond 0.275 01/14/30 631,453
540,000 Slovenia Government Bond 0.000 02/12/31 545,203
1,400,000 Slovenia Government Bond 2.250 03/03/32 1,554,556
1,200,000 Slovenia Government Bond 3.000 03/10/34 1,370,188
1,000,000 Slovenia Government Bond 1.500 03/25/35 1,007,057
800,000 Slovenia Government Bond 3.125 07/02/35 912,417
275,000 Slovenia Government Bond 3.275 03/12/36 315,466
1,125,000 Slovenia Government Bond 1.750 11/03/40 1,028,607
540,000 Slovenia Government Bond 3.125 08/07/45 568,188
700,000 Slovenia Government Bond 3.500 04/14/55 733,901
TOTAL SLOVENIA 11,138,842
THAILAND - 0.2%
20,000,000 Thailand Government Bond 1.000 06/17/27 602,058
21,037,000 Thailand Government Bond 2.400 11/17/27 644,985
80,000,000 Thailand Government Bond 2.050 04/17/28 2,446,639
23,000,000 Thailand Government Bond 2.650 06/17/28 712,007
25,000,000 Thailand Government Bond 2.875 12/17/28 782,332
33,000,000 Thailand Government Bond 2.400 03/17/29 1,022,309
20,000,000 Thailand Government Bond 4.875 06/22/29 664,304
18,000,000 Thailand Government Bond 2.500 11/17/29 561,281
15,000,000 Thailand Government Bond 1.600 12/17/29 454,477
19,000,000 Thailand Government Bond 1.660 03/17/30 576,113
10,000,000 Thailand Government Bond 3.650 06/20/31 330,099
30,000,000 Thailand Government Bond 2.000 12/17/31 919,468
18,000,000 Thailand Government Bond 3.775 06/25/32 605,009

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
THAILAND (continued)
$ 15,000,000 Thailand Government Bond 3.350% 06/17/33 $ 496,322
20,000,000 Thailand Government Bond 2.800 06/17/34 640,604
20,000,000 Thailand Government Bond 2.410 03/17/35 622,345
20,000,000 Thailand Government Bond 1.600 06/17/35 582,554
10,000,000 Thailand Government Bond 1.585 12/17/35 289,156
33,000,000 Thailand Government Bond 3.390 06/17/37 1,107,331
68,000,000 Thailand Government Bond 4.260 12/12/37 2,391,566
13,000,000 Thailand Government Bond 3.300 06/17/38 430,801
10,000,000 Thailand Government Bond 2.700 06/17/40 308,422
23,000,000 Thailand Government Bond 3.450 06/17/43 743,034
31,500,000 Thailand Government Bond 2.980 06/17/45 948,847
50,000,000 Thailand Government Bond 3.220 03/17/46 1,558,624
48,000,000 Thailand Government Bond 2.875 06/17/46 1,419,165
10,000,000 Thailand Government Bond 3.150 06/17/50 305,025
2,837,000 Thailand Government Bond 2.500 06/17/71 67,672
32,000,000 Thailand Government Bond 4.000 06/17/72 1,107,002
TOTAL THAILAND 23,339,551
TOTAL SOVEREIGN DEBT
(Cost $640,520,136) 616,615,121
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS - 57.8%
AUSTRALIA - 3.1%
1,500,000 Australia Government Bond 4.750 04/21/27 1,040,955
7,000,000 Australia Government Bond 2.750 11/21/27 4,737,665
10,084,000 Australia Government Bond 2.250 05/21/28 6,713,585
9,000,000 Australia Government Bond 2.750 11/21/28 6,005,300
11,000,000 Australia Government Bond 3.250 04/21/29 7,397,729
8,300,000 Australia Government Bond 2.750 11/21/29 5,460,248
5,800,000 Australia Government Bond 2.500 05/21/30 3,752,830
9,300,000 Australia Government Bond 1.000 12/21/30 5,567,101
9,720,000 Australia Government Bond 1.500 06/21/31 5,870,438
6,045,000 Australia Government Bond 1.000 11/21/31 3,506,797
3,669,000 Australia Government Bond 1.250 05/21/32 2,122,063
6,675,000 Australia Government Bond 1.750 11/21/32 3,921,011
5,595,000 Australia Government Bond 4.500 04/21/33 3,867,412
3,571,000 Australia Government Bond 3.000 11/21/33 2,230,718
500,000 Australia Government Bond 3.750 05/21/34 326,620
2,000,000 Australia Government Bond 4.250 06/21/34 1,351,111
1,500,000 Australia Government Bond 3.500 12/21/34 955,356
1,000,000 Australia Government Bond 4.250 12/21/35 668,295
3,500,000 Australia Government Bond 4.250 03/21/36 2,335,152
2,000,000 Australia Government Bond 4.250 10/21/36 1,328,650
220,000 Australia Government Bond 3.250 06/21/39 128,515
1,550,000 Australia Government Bond 2.750 05/21/41 824,278
8,034,000 Australia Government Bond 3.000 03/21/47 4,032,195
675,000 Australia Government Bond 1.750 06/21/51 239,993
13,080,000 Australia Government Bond 4.750 06/21/54 8,379,185
1,100,000 Australian Capital Territory 2.250 05/22/29 712,910
2,100,000 Australian Capital Territory 4.500 10/23/34 1,378,773
400,000 Australian Capital Territory 5.000 10/23/35 268,856
150,000 Australian Capital Territory 5.250 10/23/36 101,751
650,000 New South Wales Treasury Corp 3.000 04/20/29 431,739
1,600,000 New South Wales Treasury Corp 1.500 02/20/32 928,063
2,000,000 New South Wales Treasury Corp 2.000 03/08/33 1,153,995
1,926,000 New South Wales Treasury Corp 1.750 03/20/34 1,050,866
1,500,000 New South Wales Treasury Corp 4.750 02/20/35 1,008,750
1,300,000 New South Wales Treasury Corp 4.250 02/20/36 829,858
2,300,000 New South Wales Treasury Corp 4.750 02/20/37 1,509,129
3,850,000 New South Wales Treasury Corp 5.250 02/24/38 2,607,103
1,850,000 New South Wales Treasury Corp 5.250 02/22/39 1,240,908

Portfolio of Investments June 30, 2026
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AUSTRALIA (continued)
$ 2,000,000 New South Wales Treasury Corp 2.250% 05/07/41 $ 906,888
2,000,000 New South Wales Treasury Corp 2.450 08/24/50 757,077
1,000,000 Northern Territory Treasury Corp 2.000 04/21/31 607,931
800,000 Northern Territory Treasury Corp 5.250 03/21/34 554,079
800,000 Northern Territory Treasury Corp 5.250 05/21/38 533,782
600,000 (a) Queensland Treasury Corp 3.250 07/21/28 404,843
300,000 (a) Queensland Treasury Corp 3.500 08/21/30 198,776
400,000 (a) Queensland Treasury Corp 1.750 08/21/31 239,359
448,000 (a) Queensland Treasury Corp 1.500 08/20/32 254,941
3,390,000 Queensland Treasury Corp 2.000 08/22/33 1,923,987
1,450,000 (a) Queensland Treasury Corp 1.750 07/20/34 780,361
4,900,000 (a) Queensland Treasury Corp 4.500 08/22/35 3,205,833
1,000,000 (a) Queensland Treasury Corp 5.000 03/10/36 676,255
700,000 (a) Queensland Treasury Corp 5.250 07/21/36 480,915
1,300,000 (a) Queensland Treasury Corp 5.250 08/13/38 875,349
200,000 (a) Queensland Treasury Corp 2.250 11/20/41 88,786
500,000 (a) Queensland Treasury Corp 2.250 10/28/50 180,782
400,000 South Australian Government Financing Authority 4.000 05/24/29 272,608
600,000 South Australian Government Financing Authority 4.500 05/23/31 411,315
3,100,000 South Australian Government Financing Authority 4.750 05/24/35 2,076,331
800,000 South Australian Government Financing Authority 4.750 05/24/38 518,258
750,000 South Australian Government Financing Authority 2.250 05/24/40 348,043
550,000 Tasmanian Public Finance Corp 2.500 01/21/33 326,238
1,150,000 Tasmanian Public Finance Corp 4.000 01/20/34 735,603
100,000 Treasury Corp of Victoria 1.250 11/19/27 66,212
1,400,000 Treasury Corp of Victoria 3.000 10/20/28 936,563
1,050,000 Treasury Corp of Victoria 2.500 10/22/29 680,352
200,000 Treasury Corp of Victoria 1.500 11/20/30 121,062
1,300,000 Treasury Corp of Victoria 1.500 09/10/31 764,858
700,000 Treasury Corp of Victoria 4.250 12/20/32 466,075
1,318,000 Treasury Corp of Victoria 2.250 09/15/33 758,045
1,000,000 Treasury Corp of Victoria 2.250 11/20/34 553,449
2,800,000 Treasury Corp of Victoria 2.000 09/17/35 1,471,599
350,000 Treasury Corp of Victoria 4.750 09/15/36 230,242
5,050,000 Treasury Corp of Victoria 2.000 11/20/37 2,451,039
700,000 Treasury Corp of Victoria 5.250 09/15/38 469,431
1,300,000 Treasury Corp of Victoria 5.500 09/15/39 882,563
500,000 Treasury Corp of Victoria 3.625 09/29/40 568,798
900,000 Treasury Corp of Victoria 5.000 11/20/40 573,912
1,200,000 Treasury Corp of Victoria 2.250 11/20/41 527,539
1,600,000 Treasury Corp of Victoria 2.250 11/20/42 685,372
3,500,000 Treasury Corp of Victoria 2.400 08/18/50 1,314,434
300,000 Western Australian Treasury Corp 1.500 10/22/30 182,454
300,000 Western Australian Treasury Corp 4.250 07/20/33 199,738
3,000,000 Western Australian Treasury Corp 2.000 10/24/34 1,647,753
300,000 Western Australian Treasury Corp 4.750 10/24/35 201,727
700,000 Western Australian Treasury Corp 5.000 10/21/37 469,930
TOTAL AUSTRALIA 129,567,390
AUSTRIA - 1.1%
1,100,000 Autobahnen- und Schnell- strassen-Finanzierungs AG 0.100 07/16/35 957,461
240,000 Republic of Austria Government Bond 6.250 07/15/27 284,731
1,300,000 (a) Republic of Austria Government Bond 0.750 02/20/28 1,443,539
1,490,000 (a) Republic of Austria Government Bond 0.000 10/20/28 1,605,907
3,970,000 (a) Republic of Austria Government Bond 0.500 02/20/29 4,296,874
2,810,000 (a) Republic of Austria Government Bond 2.900 05/23/29 3,238,908
4,800,000 (a) Republic of Austria Government Bond 2.500 10/20/29 5,460,342
2,010,000 (a) Republic of Austria Government Bond 0.000 02/20/30 2,088,685
1,600,000 (a) Republic of Austria Government Bond 3.450 10/20/30 1,884,074
1,010,000 (a) Republic of Austria Government Bond 0.000 02/20/31 1,019,313
2,010,000 (a) Republic of Austria Government Bond 0.900 02/20/32 2,071,950
2,920,000 (a) Republic of Austria Government Bond 2.800 09/20/32 3,329,376
2,175,000 (a) Republic of Austria Government Bond 2.900 02/20/33 2,488,625

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AUSTRIA (continued)
$ 575,000 (a) Republic of Austria Government Bond 2.900% 02/20/34 $ 654,690
696,000 (a) Republic of Austria Government Bond 2.400 05/23/34 763,732
2,603,000 (a) Republic of Austria Government Bond 2.950 02/20/35 2,955,739
600,000 (a) Republic of Austria Government Bond 0.250 10/20/36 512,197
200,000 (a) Republic of Austria Government Bond 4.150 03/15/37 248,473
1,100,000 Republic of Austria Government Bond 3.200 07/15/39 1,239,123
200,000 (a) Republic of Austria Government Bond 0.000 10/20/40 140,838
725,000 (a) Republic of Austria Government Bond 3.150 06/20/44 787,913
700,000 (a) Republic of Austria Government Bond 1.500 02/20/47 556,891
950,000 (a) Republic of Austria Government Bond 1.850 05/23/49 790,903
200,000 (a) Republic of Austria Government Bond 0.750 03/20/51 121,344
370,000 (a) Republic of Austria Government Bond 3.150 10/20/53 384,543
340,000 (a) Republic of Austria Government Bond 3.800 01/26/62 394,845
300,000 (a) Republic of Austria Government Bond 0.700 04/20/71 121,364
581,000 (a) Republic of Austria Government Bond 1.500 11/02/86 316,810
300,000 (a) Republic of Austria Government Bond 2.100 09/20/17 203,928
300,000 (a) Republic of Austria Government Bond 0.850 06/30/20 105,717
TOTAL AUSTRIA 40,468,835
BELGIUM - 1.6%
200,000 Communaute Francaise de Belgique 4.150 06/22/41 227,843
301,000 Kingdom of Belgium 3.000 06/22/34 339,756
150,000 (a) Kingdom of Belgium Government Bond 0.800 06/22/27 168,677
4,000,000 Kingdom of Belgium Government Bond 5.500 03/28/28 4,795,371
1,800,000 (a) Kingdom of Belgium Government Bond 0.800 06/22/28 1,987,950
5,850,000 (a) Kingdom of Belgium Government Bond 0.900 06/22/29 6,354,961
5,040,000 (a) Kingdom of Belgium Government Bond 2.700 10/22/29 5,760,463
2,200,000 (a) Kingdom of Belgium Government Bond 0.100 06/22/30 2,265,999
3,200,000 (a) Kingdom of Belgium Government Bond 2.600 10/22/30 3,626,698
500,000 (a) Kingdom of Belgium Government Bond 1.000 06/22/31 522,675
715,000 (a) Kingdom of Belgium Government Bond 0.000 10/22/31 702,100
3,000,000 Kingdom of Belgium Government Bond 4.000 03/28/32 3,620,467
3,380,000 (a) Kingdom of Belgium Government Bond 0.350 06/22/32 3,315,710
2,350,000 (a) Kingdom of Belgium Government Bond 1.250 04/22/33 2,397,577
3,710,000 (a) Kingdom of Belgium Government Bond 3.000 06/22/33 4,220,425
1,165,000 (a) Kingdom of Belgium Government Bond 2.850 10/22/34 1,294,777
1,220,000 (a) Kingdom of Belgium Government Bond 5.000 03/28/35 1,574,236
1,280,000 (a) Kingdom of Belgium Government Bond 3.100 06/22/35 1,438,225
1,415,000 (a) Kingdom of Belgium Government Bond 1.900 06/22/38 1,350,742
1,000,000 (a) Kingdom of Belgium Government Bond 0.400 06/22/40 727,453
500,000 (a) Kingdom of Belgium Government Bond 4.250 03/28/41 599,693
1,500,000 (a) Kingdom of Belgium Government Bond 3.450 06/22/42 1,619,257
1,300,000 (a) Kingdom of Belgium Government Bond 3.450 06/22/43 1,394,793
1,000,000 Kingdom of Belgium Government Bond 3.750 06/22/45 1,101,800
1,500,000 (a) Kingdom of Belgium Government Bond 1.600 06/22/47 1,114,928
200,000 (a) Kingdom of Belgium Government Bond 1.700 06/22/50 143,062
140,000 (a) Kingdom of Belgium Government Bond 1.400 06/22/53 87,385
700,000 (a) Kingdom of Belgium Government Bond 3.300 06/22/54 674,495
1,640,000 (a) Kingdom of Belgium Government Bond 3.500 06/22/55 1,628,649
2,000,000 (a) Kingdom of Belgium Government Bond 4.350 06/22/56 2,298,233
650,000 (a) Kingdom of Belgium Government Bond 2.250 06/22/57 482,342
1,165,000 (a) Kingdom of Belgium Government Bond 2.150 06/22/66 786,421
400,000 (a) Kingdom of Belgium Government Bond 0.650 06/22/71 138,045
500,000 Ministeries Van de Vlaamse Gemeenschap 2.750 10/22/29 569,605
500,000 Ministeries Van de Vlaamse Gemeenschap 3.250 06/22/37 550,401
500,000 Ministeries Van de Vlaamse Gemeenschap 3.675 06/22/40 555,021
500,000 Ministeries Van de Vlaamse Gemeenschap 4.000 09/26/42 567,952
500,000 Ministeries Van de Vlaamse Gemeenschap 3.500 06/22/45 522,312
600,000 Ministeries Van de Vlaamse Gemeenschap 4.250 06/22/50 674,312
300,000 Region Wallonne Belgium 3.125 06/22/32 338,823
500,000 Region Wallonne Belgium 3.500 06/22/35 563,476
700,000 Region Wallonne Belgium 3.500 03/15/43 721,160

Portfolio of Investments June 30, 2026
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BELGIUM (continued)
$ 200,000 Region Wallonne Belgium 3.900% 06/22/54 $ 202,279
TOTAL BELGIUM 64,026,549
CANADA - 4.0%
550,000 British Columbia Investment Management Corp 3.400 06/02/30 391,286
650,000 British Columbia Investment Management Corp 4.000 06/02/35 467,276
500,000 (a) Canada Housing Trust No 1 2.350 06/15/27 351,789
800,000 (a) Canada Housing Trust No 1 3.600 12/15/27 571,230
70,000 (a) Canada Housing Trust No 1 2.650 12/15/28 49,091
4,060,000 (a) Canada Housing Trust No 1 4.250 12/15/28 2,955,222
1,045,000 (a) Canada Housing Trust No 1 3.700 06/15/29 752,717
1,600,000 (a) Canada Housing Trust No 1 2.900 12/15/29 1,124,844
750,000 (a) Canada Housing Trust No 1 1.750 06/15/30 503,773
1,000,000 (a) Canada Housing Trust No 1 2.850 06/15/30 700,391
1,000,000 Canada Housing Trust No 1 2.850 12/15/30 698,375
1,000,000 (a) Canada Housing Trust No 1 1.900 03/15/31 668,391
3,000,000 (a) Canada Housing Trust No 1 3.200 06/15/31 2,105,403
445,000 (a) Canada Housing Trust No 1 2.450 12/15/31 302,214
1,395,000 (a) Canada Housing Trust No 1 3.550 09/15/32 999,248
1,122,000 (a) Canada Housing Trust No 1 3.650 06/15/33 806,535
2,900,000 (a) Canada Housing Trust No 1 4.250 03/15/34 2,161,095
3,200,000 (a) Canada Housing Trust No 1 3.500 12/15/34 2,260,875
1,000,000 Canada Housing Trust No 1 3.450 03/15/35 702,738
3,200,000 Canada Housing Trust No 1 3.600 09/15/35 2,267,799
2,500,000 Canada Housing Trust No 1 3.500 03/15/36 1,752,423
1,300,000 Canadian Government Bond 1.250 03/01/27 909,281
500,000 Canadian Government Bond 2.750 05/01/27 353,163
2,000,000 Canadian Government Bond 1.000 06/01/27 1,390,633
1,870,000 Canadian Government Bond 2.500 08/01/27 1,316,889
3,000,000 Canadian Government Bond 2.750 09/01/27 2,118,090
2,000,000 Canadian Government Bond 2.500 11/01/27 1,406,858
4,600,000 Canadian Government Bond 2.250 02/01/28 3,219,562
6,000,000 Canadian Government Bond 3.500 03/01/28 4,282,404
10,000,000 Canadian Government Bond 2.500 05/01/28 7,071,295
3,000,000 Canadian Government Bond 2.000 06/01/28 2,085,653
11,300,000 Canadian Government Bond 3.250 09/01/28 8,042,334
7,500,000 Canadian Government Bond 4.000 03/01/29 5,442,026
1,000,000 Canadian Government Bond 2.250 06/01/29 693,420
7,600,000 Canadian Government Bond 3.500 09/01/29 5,454,215
10,000,000 Canadian Government Bond 2.750 03/01/30 7,003,207
3,000,000 Canadian Government Bond 1.250 06/01/30 1,982,379
1,580,000 Canadian Government Bond 2.750 09/01/30 1,103,812
1,500,000 Canadian Government Bond 0.500 12/01/30 950,104
10,500,000 Canadian Government Bond 2.750 03/01/31 7,317,621
5,000,000 Canadian Government Bond 1.500 06/01/31 3,280,987
1,600,000 Canadian Government Bond 1.500 12/01/31 1,039,969
2,750,000 Canadian Government Bond 2.500 12/01/32 1,866,530
2,000,000 Canadian Government Bond 2.750 06/01/33 1,372,885
3,500,000 Canadian Government Bond 3.250 12/01/33 2,474,337
3,300,000 Canadian Government Bond 3.000 06/01/34 2,287,775
1,740,000 Canadian Government Bond 3.250 12/01/34 1,224,813
2,750,000 Canadian Government Bond 3.250 06/01/35 1,930,573
8,850,000 Canadian Government Bond 3.250 12/01/35 6,191,288
5,000,000 Canadian Government Bond 3.250 06/01/36 3,486,564
7,900,000 Canadian Government Bond 3.500 12/01/45 5,452,629
1,500,000 Canadian Government Bond 2.000 12/01/51 752,490
2,500,000 Canadian Government Bond 1.750 12/01/53 1,154,185
2,230,000 Canadian Government Bond 2.750 12/01/55 1,285,863
5,750,000 Canadian Government Bond 3.500 12/01/57 3,847,748
600,000 CDP Financial Inc 4.100 06/13/30 405,890
500,000 CDP Financial Inc 3.650 06/02/34 352,994
1,000,000 CDP Financial Inc 3.650 06/02/35 700,137
800,000 City of Montreal Canada 3.500 12/01/38 523,278

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CANADA (continued)
$ 500,000 City of Montreal Canada 4.400% 12/01/43 $ 343,845
300,000 City of Toronto Canada 3.500 06/02/36 204,584
1,000,000 City of Toronto Canada 4.500 03/11/55 680,557
500,000 CPPIB Capital Inc 3.600 06/02/29 358,322
250,000 CPPIB Capital Inc 3.125 06/11/29 288,702
250,000 CPPIB Capital Inc 1.125 12/14/29 297,678
500,000 CPPIB Capital Inc 3.350 12/02/30 355,507
500,000 CPPIB Capital Inc 4.750 01/15/31 346,472
500,000 CPPIB Capital Inc 2.875 01/30/32 568,582
500,000 CPPIB Capital Inc 4.300 06/02/34 370,016
1,000,000 CPPIB Capital Inc 4.000 06/02/35 721,628
500,000 CPPIB Capital Inc 3.250 08/27/35 571,156
250,000 CPPIB Capital Inc 0.750 02/02/37 219,047
550,000 CPPIB Capital Inc 1.625 10/22/71 251,336
150,000 Export Development Canada 4.500 08/08/29 103,423
1,000,000 Export Development Canada 3.875 08/08/30 568,460
500,000 Export Development Canada 4.000 09/04/30 336,815
637,000 Government of Newfoundland and Labrador 2.850 06/02/29 447,034
1,000,000 Government of Newfoundland and Labrador 3.300 10/17/46 580,497
1,200,000 Government of Newfoundland and Labrador 2.650 10/17/50 598,169
300,000 Hydro-Quebec 3.550 09/01/32 213,152
500,000 Hydro-Quebec 6.500 02/15/35 423,729
500,000 Hydro-Quebec 5.000 02/15/45 372,663
1,000,000 Hydro-Quebec 4.000 02/15/55 637,850
400,000 Hydro-Quebec 2.100 02/15/60 163,096
1,200,000 Hydro-Quebec 4.000 02/15/63 759,686
1,200,000 Hydro-Quebec 4.000 02/15/65 758,510
500,000 Municipal Finance Authority of British Columbia 3.300 10/02/30 354,118
800,000 Municipal Finance Authority of British Columbia 4.050 06/03/35 576,998
550,000 OMERS Finance Trust 2.600 05/14/29 382,397
350,000 OMERS Finance Trust 4.500 10/16/29 240,212
300,000 OMERS Finance Trust 3.250 01/28/35 341,907
400,000 Ontario Teachers' Finance Trust 0.100 05/19/28 435,607
300,000 Ontario Teachers' Finance Trust 1.850 05/03/32 320,804
500,000 Ontario Teachers' Finance Trust 4.300 06/02/34 368,109
200,000 Ontario Teachers' Finance Trust 0.950 11/24/51 118,056
860,000 Province of Alberta Canada 2.050 06/01/30 583,376
150,000 Province of Alberta Canada 1.650 06/01/31 98,433
500,000 Province of Alberta Canada 3.950 06/01/35 360,011
1,700,000 Province of Alberta Canada 3.300 12/01/46 1,007,502
500,000 Province of Alberta Canada 3.050 12/01/48 279,514
1,500,000 Province of Alberta Canada 3.100 06/01/50 836,976
500,000 Province of Alberta Canada 2.950 06/01/52 268,243
600,000 Province of Alberta Canada 4.450 12/01/54 417,016
750,000 Province of British Columbia Canada 2.200 06/18/30 511,248
350,000 Province of British Columbia Canada 1.550 06/18/31 228,260
500,000 Province of British Columbia Canada 5.250 05/23/34 346,632
1,200,000 Province of British Columbia Canada 4.000 06/18/35 863,712
500,000 Province of British Columbia Canada 4.300 06/18/42 350,256
500,000 Province of British Columbia Canada 3.200 06/18/44 297,487
1,000,000 Province of British Columbia Canada 3.900 10/10/45 1,138,020
800,000 Province of British Columbia Canada 2.800 06/18/48 425,546
600,000 Province of British Columbia Canada 2.950 06/18/50 322,687
600,000 Province of British Columbia Canada 2.750 06/18/52 305,813
500,000 Province of British Columbia Canada 4.250 12/18/53 333,561
900,000 Province of British Columbia Canada 4.450 12/18/55 620,976
1,000,000 Province of British Columbia Canada 4.600 06/18/57 707,630
300,000 Province of Manitoba Canada 3.900 12/02/32 217,582
700,000 Province of Manitoba Canada 3.700 06/02/35 492,677
1,000,000 Province of Manitoba Canada 2.850 09/05/46 545,748
300,000 Province of Manitoba Canada 3.200 03/05/50 168,804
500,000 Province of Manitoba Canada 2.050 09/05/52 216,578

Portfolio of Investments June 30, 2026
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CANADA (continued)
$ 350,000 Province of Manitoba Canada 4.400% 09/05/55 $ 238,595
1,000,000 Province of Manitoba Canada 4.600 09/05/57 705,445
131,000 Province of New Brunswick Canada 4.250 08/14/29 95,705
400,000 Province of New Brunswick Canada 4.800 09/26/39 299,808
800,000 Province of New Brunswick Canada 3.050 08/14/50 436,057
900,000 Province of New Brunswick Canada 5.000 08/14/54 670,894
200,000 Province of Nova Scotia Canada 1.100 06/01/28 136,515
600,000 Province of Nova Scotia Canada 3.850 06/01/35 427,141
200,000 Province of Nova Scotia Canada 3.150 12/01/51 110,108
500,000 Province of Nova Scotia Canada 4.600 12/01/55 350,714
300,000 Province of Nova Scotia Canada 4.750 06/01/74 217,736
850,000 Province of Ontario Canada 3.600 03/08/28 607,111
500,000 Province of Ontario Canada 2.900 06/02/28 352,878
1,125,000 Province of Ontario Canada 2.700 06/02/29 786,901
1,500,000 Province of Ontario Canada 1.550 11/01/29 1,008,476
1,300,000 Province of Ontario Canada 2.050 06/02/30 881,425
1,500,000 Province of Ontario Canada 2.950 09/08/30 1,050,270
1,043,000 Province of Ontario Canada 2.250 12/02/31 699,168
2,570,000 Province of Ontario Canada 3.750 06/02/32 1,853,769
1,200,000 Province of Ontario Canada 4.100 03/04/33 880,967
2,000,000 Province of Ontario Canada 3.650 06/02/33 1,429,230
650,000 Province of Ontario Canada 5.350 05/08/34 454,872
2,500,000 Province of Ontario Canada 4.150 06/02/34 1,835,066
800,000 Province of Ontario Canada 3.600 06/02/35 560,702
200,000 Province of Ontario Canada 1.018 07/30/35 250,733
1,350,000 Province of Ontario Canada 3.950 12/02/35 967,537
1,000,000 Province of Ontario Canada 3.450 06/02/45 616,113
5,000,000 Province of Ontario Canada 2.900 12/02/46 2,784,176
1,757,000 Province of Ontario Canada 2.650 12/02/50 899,596
1,350,000 Province of Ontario Canada 1.900 12/02/51 579,127
750,000 Province of Ontario Canada 2.550 12/02/52 370,070
2,300,000 Province of Ontario Canada 3.750 12/02/53 1,427,743
1,300,000 Province of Ontario Canada 4.150 12/02/54 863,035
590,000 Province of Ontario Canada 4.600 12/02/55 422,388
2,500,000 Province of Ontario Canada 4.450 12/02/56 1,745,921
250,000 Province of Quebec Canada 2.750 09/01/28 175,831
1,500,000 Province of Quebec Canada 2.300 09/01/29 1,035,034
800,000 Province of Quebec Canada 1.900 09/01/30 537,397
400,000 Province of Quebec Canada 1.500 09/01/31 259,028
1,088,000 Province of Quebec Canada 3.250 09/01/32 762,095
1,800,000 Province of Quebec Canada 3.900 11/22/32 1,306,784
1,350,000 Province of Quebec Canada 3.600 09/01/33 958,117
300,000 Province of Quebec Canada 5.250 05/02/34 208,118
3,100,000 Province of Quebec Canada 4.450 09/01/34 2,311,229
150,000 Province of Quebec Canada 5.100 06/04/35 102,266
1,300,000 Province of Quebec Canada 4.000 09/01/35 933,966
600,000 Province of Quebec Canada 0.918 10/24/35 743,511
1,800,000 Province of Quebec Canada 3.500 12/01/45 1,101,822
3,000,000 Province of Quebec Canada 3.500 12/01/48 1,792,515
1,268,000 Province of Quebec Canada 3.100 12/01/51 695,869
450,000 Province of Quebec Canada 2.850 12/01/53 231,767
1,496,000 Province of Quebec Canada 4.400 12/01/55 1,023,912
900,000 Province of Quebec Canada 4.200 12/01/57 595,253
300,000 Province of Saskatchewan Canada 3.900 06/02/33 217,666
300,000 Province of Saskatchewan Canada 3.800 06/02/35 213,644
600,000 Province of Saskatchewan Canada 3.300 06/02/48 351,728
500,000 Province of Saskatchewan Canada 3.100 06/02/50 280,007
600,000 Province of Saskatchewan Canada 2.800 12/02/52 312,292
700,000 Province of Saskatchewan Canada 4.200 12/02/54 468,515
1,250,000 PSP Capital Inc 1.500 03/15/28 862,106
500,000 PSP Capital Inc 4.250 10/22/30 657,258

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CANADA (continued)
$ 39,000 Regional Municipality of York 2.650% 04/18/29 $ 27,206
TOTAL CANADA 196,170,536
CZECH REPUBLIC - 0.0%
18,000,000 Czech Republic Government Bond 5.000 09/30/30 879,315
18,000,000 Czech Republic Government Bond 4.900 04/14/34 874,913
7,000,000 Czech Republic Government Bond 1.950 07/30/37 253,276
TOTAL CZECH REPUBLIC 2,007,504
DENMARK - 0.6%
1,349,000 Denmark Government Bond 2.250 11/15/26 206,461
16,500,000 Denmark Government Bond 0.500 11/15/27 2,465,491
7,000,000 Denmark Government Bond 2.000 11/15/28 1,062,980
29,179,000 Denmark Government Bond 0.500 11/15/29 4,199,862
8,122,000 Denmark Government Bond 0.000 11/15/31 1,092,229
26,335,000 Denmark Government Bond 0.000 11/15/31 3,540,926
7,445,000 Denmark Government Bond 2.250 11/15/33 1,113,846
4,719,000 Denmark Government Bond 2.250 11/15/33 706,334
3,500,000 Denmark Government Bond 2.250 11/15/35 513,911
23,731,000 Denmark Government Bond 2.250 11/15/35 3,484,697
11,600,000 Denmark Government Bond 4.500 11/15/39 2,087,916
28,614,000 Denmark Government Bond 0.250 11/15/52 2,179,058
500,000 Kommunekredit 2.750 06/15/27 76,806
300,000 Kommunekredit 1.500 05/16/29 332,017
400,000 Kommunekredit 2.375 09/15/32 444,844
600,000 Kommunekredit 0.000 05/04/34 542,655
TOTAL DENMARK 24,050,033
FINLAND - 1.5%
650,000 (a) Finland Government Bond 0.500 09/15/27 725,208
1,000,000 (a) Finland Government Bond 2.750 07/04/28 1,147,471
4,700,000 (a) Finland Government Bond 0.500 09/15/28 5,137,799
5,640,000 (a) Finland Government Bond 2.875 04/15/29 6,491,981
2,420,000 (a) Finland Government Bond 0.500 09/15/29 2,586,374
2,972,000 (a) Finland Government Bond 2.500 04/15/30 3,372,087
1,467,000 (a) Finland Government Bond 0.000 09/15/30 1,498,310
2,500,000 (a) Finland Government Bond 0.750 04/15/31 2,603,295
5,354,000 (a) Finland Government Bond 0.125 09/15/31 5,335,734
4,746,000 (a) Finland Government Bond 2.625 04/15/32 5,361,750
1,900,000 (a) Finland Government Bond 1.500 09/15/32 2,001,475
1,340,000 (a) Finland Government Bond 3.000 09/15/33 1,536,791
1,874,000 (a) Finland Government Bond 1.125 04/15/34 1,865,413
2,323,000 (a) Finland Government Bond 3.000 09/15/34 2,646,960
2,350,000 (a) Finland Government Bond 3.000 09/15/35 2,659,251
2,500,000 (a) Finland Government Bond 0.125 04/15/36 2,128,109
1,440,000 (a) Finland Government Bond 2.750 04/15/38 1,551,828
200,000 (a) Finland Government Bond 0.250 09/15/40 145,644
200,000 (a) Finland Government Bond 2.625 07/04/42 202,650
300,000 (a) Finland Government Bond 0.500 04/15/43 209,406
740,000 (a) Finland Government Bond 3.200 04/15/45 795,698
1,685,000 (a) Finland Government Bond 1.375 04/15/47 1,277,701
1,016,000 (a) Finland Government Bond 0.125 04/15/52 467,214
200,000 (a) Finland Government Bond 2.950 04/15/55 195,025
750,000 Finnvera Oyj 2.875 08/30/29 859,614
500,000 Kuntarahoitus Oyj 4.375 10/02/28 663,506
800,000 Kuntarahoitus Oyj 2.625 06/14/32 899,521
500,000 Kuntarahoitus Oyj 2.750 02/02/34 560,422
550,000 Kuntarahoitus Oyj 0.050 09/10/35 474,419
TOTAL FINLAND 55,400,656
FRANCE - 4.8%
300,000 Action Logement Services 3.750 11/25/35 342,021
200,000 Action Logement Services 4.125 10/03/38 230,667
500,000 Action Logement Services 3.625 05/25/43 522,991
400,000 Agence Centrale des Organismes de Securite Sociale 2.625 03/20/28 456,025

Portfolio of Investments June 30, 2026
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION MATURITY
FRANCE (continued)
600,000 Agence Francaise de Developpement EPIC 2.750% 09/30/30 $ 675,174
600,000 Agence Francaise de Developpement EPIC 3.375 05/25/33 681,408
700,000 Agence Francaise de Developpement EPIC 3.000 01/17/34 771,499
700,000 Agence Francaise de Developpement EPIC 3.625 01/20/35 798,902
900,000 Agence Francaise de Developpement EPIC 3.875 04/03/40 1,005,069
300,000 Agence France Locale 3.000 03/20/30 342,532
800,000 Agence France Locale 3.125 03/20/34 891,024
100,000 Bpifrance SACA 2.750 02/25/29 113,844
400,000 Bpifrance SACA 2.875 11/25/31 450,420
400,000 Bpifrance SACA 3.000 05/25/32 450,903
600,000 Bpifrance SACA 3.125 05/25/33 675,750
500,000 Bpifrance SACA 3.125 07/01/33 561,971
900,000 Bpifrance SACA 3.375 05/25/34 1,018,946
600,000 Bpifrance SACA 3.250 05/25/35 667,538
200,000 Bpifrance SACA 3.375 02/25/36 223,268
200,000 Caisse d'Amortissement de la Dette Sociale 0.000 11/25/26 226,390
400,000 Caisse d'Amortissement de la Dette Sociale 3.000 05/25/28 459,390
300,000 Caisse d'Amortissement de la Dette Sociale 2.375 09/24/28 340,050
300,000 Caisse d'Amortissement de la Dette Sociale 2.750 02/25/29 342,476
500,000 Caisse d'Amortissement de la Dette Sociale 0.600 11/25/29 530,291
700,000 Caisse d'Amortissement de la Dette Sociale 3.125 03/01/30 806,315
500,000 Caisse d'Amortissement de la Dette Sociale 2.875 05/25/30 571,062
200,000 Caisse d'Amortissement de la Dette Sociale 0.000 11/25/30 201,121
400,000 Caisse d'Amortissement de la Dette Sociale 3.000 11/25/31 455,067
1,000,000 Caisse d'Amortissement de la Dette Sociale 0.450 01/19/32 990,575
1,000,000 Caisse d'Amortissement de la Dette Sociale 1.500 05/25/32 1,042,021
1,900,000 Caisse d'Amortissement de la Dette Sociale 2.750 11/25/32 2,112,877
400,000 Caisse des Depots et Consignations 4.000 01/17/29 524,914
300,000 Caisse des Depots et Consignations 3.125 05/25/33 338,660
400,000 Caisse des Depots et Consignations 3.125 05/25/35 442,713
200,000 Caisse Francaise de Financement Local SA 2.750 10/03/31 225,033
200,000 Caisse Francaise de Financement Local SA 2.875 09/08/32 225,246
500,000 Caisse Francaise de Financement Local SA 3.000 05/24/33 564,188
300,000 Caisse Francaise de Financement Local SA 3.125 07/20/33 341,055
600,000 Caisse Francaise de Financement Local SA 3.125 11/24/33 681,040
100,000 Caisse Francaise de Financement Local SA 3.000 03/03/34 112,315
1,100,000 Caisse Francaise de Financement Local SA 3.250 04/17/35 1,247,719
600,000 Caisse Francaise de Financement Local SA 0.125 02/15/36 503,421
390,000 (a) French Republic Government Bond OAT 0.000 02/25/27 438,695
340,000 (a) French Republic Government Bond OAT 1.000 05/25/27 383,323
1,380,000 (a) French Republic Government Bond OAT 2.500 09/24/27 1,575,093
3,940,000 (a) French Republic Government Bond OAT 2.750 10/25/27 4,510,788
1,910,000 (a) French Republic Government Bond OAT 0.750 02/25/28 2,116,614
4,050,000 (a) French Republic Government Bond OAT 0.750 05/25/28 4,466,534
7,720,000 (a) French Republic Government Bond OAT 2.400 09/24/28 8,767,045
3,000,000 (a) French Republic Government Bond OAT 0.750 11/25/28 3,274,907
3,020,000 (a) French Republic Government Bond OAT 2.750 02/25/29 3,453,116
3,050,000 (a) French Republic Government Bond OAT 5.500 04/25/29 3,744,513
3,800,000 (a) French Republic Government Bond OAT 0.500 05/25/29 4,075,305
4,250,000 (a) French Republic Government Bond OAT 0.000 11/25/29 4,423,650
3,540,000 (a) French Republic Government Bond OAT 2.750 02/25/30 4,034,987
3,539,500 (a) French Republic Government Bond OAT 2.500 05/25/30 3,995,334
2,120,000 (a) French Republic Government Bond OAT 0.000 11/25/30 2,136,778
7,640,000 (a) French Republic Government Bond OAT 2.700 02/25/31 8,640,329
4,175,000 (a) French Republic Government Bond OAT 1.500 05/25/31 4,458,867
1,245,000 (a) French Republic Government Bond OAT 0.000 11/25/31 1,211,089
1,240,000 (a) French Republic Government Bond OAT 0.000 05/25/32 1,183,396
4,580,000 (a) French Republic Government Bond OAT 5.750 10/25/32 6,007,857
2,295,000 (a) French Republic Government Bond OAT 2.000 11/25/32 2,447,662
4,015,000 (a) French Republic Government Bond OAT 3.000 05/25/33 4,521,959
5,390,000 (a) French Republic Government Bond OAT 3.500 11/25/33 6,239,357
1,800,000 (a) French Republic Government Bond OAT 1.250 05/25/34 1,758,899

See Notes to Financial Statements
PRINCIPAL DESCRIPTION MATURITY
FRANCE (continued)
1,390,000 (a) French Republic Government Bond OAT 3.000% 11/25/34 $ 1,540,544
1,680,000 (a) French Republic Government Bond OAT 4.750 04/25/35 2,106,746
4,730,000 (a) French Republic Government Bond OAT 3.200 05/25/35 5,292,835
11,455,000 (a) French Republic Government Bond OAT 3.500 11/25/35 13,052,631
1,245,000 French Republic Government Bond OAT 1.250 05/05/36 1,148,051
2,459,000 (a) French Republic Government Bond OAT 1.250 05/25/38 2,132,020
2,250,000 (a) French Republic Government Bond OAT 4.000 10/25/38 2,622,356
100,000 (a) French Republic Government Bond OAT 1.750 06/25/39 90,031
725,000 (a) French Republic Government Bond OAT 0.500 05/25/40 526,260
3,800,000 (a) French Republic Government Bond OAT 4.500 04/25/41 4,606,591
5,840,000 (a) French Republic Government Bond OAT 3.600 05/25/42 6,331,012
2,200,000 (a) French Republic Government Bond OAT 2.500 05/25/43 2,032,690
500,000 (a) French Republic Government Bond OAT 0.500 06/25/44 311,810
2,950,000 (a) French Republic Government Bond OAT 3.250 05/25/45 2,981,809
7,000,000 (a) French Republic Government Bond OAT 4.100 05/25/46 7,902,937
2,300,000 (a) French Republic Government Bond OAT 2.000 05/25/48 1,790,674
2,510,000 (a) French Republic Government Bond OAT 3.000 06/25/49 2,340,047
7,440,000 (a) French Republic Government Bond OAT 1.500 05/25/50 4,968,994
1,300,000 (a) French Republic Government Bond OAT 0.750 05/25/52 662,788
7,950,000 (a) French Republic Government Bond OAT 0.750 05/25/53 3,928,081
1,320,000 (a) French Republic Government Bond OAT 3.000 05/25/54 1,171,197
500,000 (a) French Republic Government Bond OAT 4.000 04/25/55 533,901
3,610,000 (a) French Republic Government Bond OAT 3.250 05/25/55 3,346,694
4,420,000 (a) French Republic Government Bond OAT 3.750 05/25/56 4,482,153
1,000,000 (a) French Republic Government Bond OAT 4.400 05/25/57 1,132,232
2,900,000 (a) French Republic Government Bond OAT 4.000 04/25/60 3,045,043
2,138,000 (a) French Republic Government Bond OAT 1.750 05/25/66 1,233,101
450,000 (a) French Republic Government Bond OAT 0.500 05/25/72 131,562
500,000 Gestion Securite de Stocks Securite SA 3.375 06/29/30 579,191
400,000 Ile-de-France Mobilites 3.800 05/25/45 430,171
500,000 Ile-de-France Mobilites 3.450 06/25/49 493,649
200,000 Region of Ile de France 3.200 05/25/34 223,707
500,000 Region of Ile de France 3.650 05/25/35 574,656
100,000 SFIL SA 0.050 06/04/29 105,210
700,000 SFIL SA 3.000 09/24/30 797,730
600,000 SFIL SA 3.000 06/23/32 673,705
1,900,000 SNCF Reseau 1.125 05/25/30 2,017,867
300,000 Societe Des Grands Projets EPIC 1.125 10/22/28 330,315
500,000 Societe Des Grands Projets EPIC 3.375 05/25/45 508,179
600,000 Societe Des Grands Projets EPIC 3.500 06/25/49 599,662
1,500,000 Societe Des Grands Projets EPIC 1.000 02/18/70 586,977
400,000 Societe Nationale SNCF SACA 3.375 05/25/33 456,522
700,000 Societe Nationale SNCF SACA 3.125 05/25/34 777,248
100,000 UNEDIC ASSEO 0.000 05/25/31 98,793
100,000 UNEDIC ASSEO 0.000 11/25/31 97,060
200,000 UNEDIC ASSEO 3.250 05/25/32 229,199
300,000 UNEDIC ASSEO 3.125 04/25/33 339,727
1,200,000 UNEDIC ASSEO 3.375 11/25/33 1,373,935
1,300,000 UNEDIC ASSEO 3.125 11/25/34 1,450,064
1,200,000 UNEDIC ASSEO 3.250 05/25/35 1,342,609
TOTAL FRANCE 207,560,954
GERMANY - 2.8%
3,050,000 Bundesobligation 1.300 10/15/27 3,435,799
1,150,000 Bundesobligation 1.300 10/15/27 1,295,193
3,500,000 Bundesobligation 2.200 04/13/28 3,979,394
2,754,000 Bundesobligation 2.400 10/19/28 3,140,308
4,714,000 Bundesobligation 2.100 04/12/29 5,329,403
5,000,000 Bundesobligation 2.100 04/12/29 5,651,430
2,250,000 Bundesobligation 2.400 04/18/30 2,557,915
5,000,000 Bundesrepublik Deutschland Bundesanleihe 5.625 01/04/28 5,977,351
6,500,000 Bundesrepublik Deutschland Bundesanleihe 0.500 02/15/28 7,198,461
2,000,000 Bundesrepublik Deutschland Bundesanleihe 4.750 07/04/28 2,386,253

Portfolio of Investments June 30, 2026
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION MATURITY
GERMANY (continued)
2,559,500 Bundesrepublik Deutschland Bundesanleihe 0.250% 08/15/28 $ 2,792,827
5,000,000 Bundesrepublik Deutschland Bundesanleihe 0.000 11/15/28 5,392,861
4,500,000 Bundesrepublik Deutschland Bundesanleihe 0.250 02/15/29 4,855,458
3,870,500 Bundesrepublik Deutschland Bundesanleihe 0.000 08/15/29 4,095,864
1,750,000 Bundesrepublik Deutschland Bundesanleihe 2.100 11/15/29 1,972,366
1,200,000 Bundesrepublik Deutschland Bundesanleihe 6.250 01/04/30 1,540,713
1,380,000 Bundesrepublik Deutschland Bundesanleihe 0.000 02/15/30 1,441,056
1,500,000 Bundesrepublik Deutschland Bundesanleihe 0.000 08/15/30 1,546,839
1,150,000 Bundesrepublik Deutschland Bundesanleihe 0.000 08/15/30 1,186,131
1,800,000 Bundesrepublik Deutschland Bundesanleihe 5.500 01/04/31 2,311,111
1,823,000 Bundesrepublik Deutschland Bundesanleihe 0.000 02/15/31 1,854,459
750,000 Bundesrepublik Deutschland Bundesanleihe 0.000 08/15/31 752,178
1,560,000 Bundesrepublik Deutschland Bundesanleihe 0.000 08/15/31 1,564,441
1,300,000 Bundesrepublik Deutschland Bundesanleihe 0.000 02/15/32 1,284,862
800,000 Bundesrepublik Deutschland Bundesanleihe 1.700 08/15/32 866,527
2,690,000 Bundesrepublik Deutschland Bundesanleihe 2.500 11/15/32 3,043,940
950,000 Bundesrepublik Deutschland Bundesanleihe 2.300 02/15/33 1,060,509
750,000 Bundesrepublik Deutschland Bundesanleihe 2.300 02/15/33 837,248
1,080,000 Bundesrepublik Deutschland Bundesanleihe 2.200 02/15/34 1,188,246
1,000,000 Bundesrepublik Deutschland Bundesanleihe 4.750 07/04/34 1,306,613
765,000 Bundesrepublik Deutschland Bundesanleihe 2.600 08/15/34 863,292
500,000 Bundesrepublik Deutschland Bundesanleihe 2.500 02/15/35 558,473
410,000 Bundesrepublik Deutschland Bundesanleihe 0.000 05/15/35 365,725
5,000,000 Bundesrepublik Deutschland Bundesanleihe 2.900 02/15/36 5,735,200
630,000 Bundesrepublik Deutschland Bundesanleihe 0.000 05/15/36 543,091
480,000 Bundesrepublik Deutschland Bundesanleihe 4.000 01/04/37 601,924
520,000 Bundesrepublik Deutschland Bundesanleihe 1.000 05/15/38 474,412
750,000 Bundesrepublik Deutschland Bundesanleihe 4.250 07/04/39 963,877
500,000 Bundesrepublik Deutschland Bundesanleihe 4.750 07/04/40 675,147
500,000 Bundesrepublik Deutschland Bundesanleihe 2.600 05/15/41 531,445
1,000,000 Bundesrepublik Deutschland Bundesanleihe 2.500 07/04/44 1,020,463
500,000 Bundesrepublik Deutschland Bundesanleihe 2.500 08/15/46 502,135
65,000 Bundesrepublik Deutschland Bundesanleihe 0.000 08/15/50 33,038
55,000 Bundesrepublik Deutschland Bundesanleihe 0.000 08/15/52 26,110
170,000 Bundesrepublik Deutschland Bundesanleihe 1.800 08/15/53 139,734
180,000 Bundesrepublik Deutschland Bundesanleihe 1.800 08/15/53 147,534
175,000 Bundesrepublik Deutschland Bundesanleihe 2.500 08/15/54 167,320
305,000 Bundesrepublik Deutschland Bundesanleihe 2.900 08/15/56 314,983
40,000 Free and Hanseatic City of Hamburg 0.000 11/05/35 34,285
100,000 Free and Hanseatic City of Hamburg 0.300 09/16/50 52,487
500,000 Free State of Bavaria 2.375 01/17/33 553,200
300,000 Free State of Bavaria 0.000 01/18/35 264,933
800,000 Free State of Saxony 2.875 05/15/34 903,694
1,200,000 Gemeinsame Deutsche Bundeslaender HB HH MV RP SH 3.000 09/11/35 1,356,850
100,000 Gemeinsame Deutsche Bundeslaender HB HH MV RP SL SH 2.625 02/27/30 113,462
300,000 Gemeinsame Deutsche Bundeslaender HB HH MV RP SL SH 2.500 10/24/31 336,103
100,000 Gemeinsame Deutsche Bundeslaender HB HH RP SL SH 0.100 10/07/26 113,635
500,000 Investitionsbank Schleswig-Holstein 2.750 02/19/35 553,424
500,000 Land Baden-Wuerttemberg 2.625 03/12/30 568,801
400,000 Land Baden-Wuerttemberg 2.625 02/12/35 442,489
700,000 Land Baden-Wuerttemberg 3.125 01/23/40 777,623
200,000 Land Berlin 3.000 05/04/28 229,819
800,000 Land Berlin 2.375 06/04/30 900,421
400,000 Land Berlin 2.750 01/16/32 454,388
100,000 Land Berlin 2.875 02/15/34 113,296
400,000 Land Berlin 3.125 03/19/35 458,801
900,000 Land Berlin 2.875 10/15/35 1,010,568
720,000 Land Berlin 0.150 02/22/36 618,843
105,000 Land Berlin 0.625 08/25/36 93,252
200,000 Land Berlin 3.000 03/13/54 202,458
200,000 Land Thueringen 2.500 09/03/29 226,779
560,000 Land Thueringen 2.875 09/17/35 628,083

See Notes to Financial Statements
PRINCIPAL DESCRIPTION MATURITY
GERMANY (continued)
100,000 State of Brandenburg 0.250% 10/19/26 $ 113,564
500,000 State of Bremen 2.500 11/20/29 566,480
700,000 State of Bremen 2.750 01/28/33 789,300
400,000 State of Hesse 2.500 08/28/30 451,909
300,000 State of Hesse 2.750 01/12/32 340,911
400,000 State of Hesse 2.875 01/10/33 455,193
500,000 State of Hesse 3.125 03/12/35 573,932
650,000 State of Hesse 2.900 06/18/35 732,238
100,000 State of Hesse 0.750 08/04/36 90,278
750,000 State of Hesse 3.125 03/10/39 833,538
300,000 State of Lower Saxony 0.000 02/11/27 337,645
300,000 State of Lower Saxony 2.600 03/15/29 341,741
1,500,000 State of Lower Saxony 2.625 10/29/32 1,685,905
1,500,000 State of Lower Saxony 2.750 08/04/33 1,691,437
100,000 State of North Rhine-Westphalia Germany 3.000 01/27/28 114,840
600,000 State of North Rhine-Westphalia Germany 3.000 06/06/29 690,958
500,000 State of North Rhine-Westphalia Germany 2.650 01/15/30 568,751
700,000 State of North Rhine-Westphalia Germany 0.200 04/09/30 727,006
1,000,000 State of North Rhine-Westphalia Germany 2.350 07/10/30 1,123,989
300,000 State of North Rhine-Westphalia Germany 2.750 01/15/32 341,114
1,200,000 State of North Rhine-Westphalia Germany 2.750 10/08/32 1,358,626
100,000 State of North Rhine-Westphalia Germany 1.100 03/13/34 99,363
710,000 State of North Rhine-Westphalia Germany 2.700 09/05/34 792,109
760,000 State of North Rhine-Westphalia Germany 0.000 10/12/35 653,946
150,000 State of North Rhine-Westphalia Germany 1.650 02/22/38 144,478
380,000 State of North Rhine-Westphalia Germany 0.600 06/04/41 291,752
300,000 State of North Rhine-Westphalia Germany 0.200 01/27/51 151,426
400,000 State of North Rhine-Westphalia Germany 3.000 03/20/54 404,775
400,000 State of North Rhine-Westphalia Germany 3.400 03/07/73 421,704
800,000 State of North Rhine-Westphalia Germany 2.150 03/21/19 563,547
500,000 State of North Rhine-Westphalia Germany 1.450 01/19/22 241,315
200,000 State of Rhineland-Palatinate 0.375 01/26/27 225,840
300,000 State of Rhineland-Palatinate 0.050 01/23/30 311,301
700,000 State of Rhineland-Palatinate 3.000 05/02/34 799,661
500,000 State of Saxony-Anhalt 2.450 02/13/30 564,766
400,000 State of Saxony-Anhalt 0.350 02/09/32 397,173
200,000 State of Saxony-Anhalt 2.750 01/23/34 224,460
1,500,000 State of Schleswig-Holstein Germany 2.875 08/20/35 1,683,238
TOTAL GERMANY 128,417,562
HONG KONG - 0.0%
200,000 Hong Kong Government International Bond 2.500 11/11/29 226,004
800,000 Hong Kong Government International Bond 3.125 06/10/33 921,676
TOTAL HONG KONG 1,147,680
HUNGARY - 0.0%
12,270,000 Hungary Government Bond 9.500 10/21/26 39,879
TOTAL HUNGARY 39,879
IRELAND - 0.6%
3,020,000 Ireland Government Bond 0.900 05/15/28 3,352,858
4,000,000 Ireland Government Bond 1.100 05/15/29 4,389,226
2,390,000 Ireland Government Bond 2.400 05/15/30 2,709,502
3,000,000 Ireland Government Bond 0.200 10/18/30 3,095,619
1,220,000 Ireland Government Bond 1.350 03/18/31 1,316,163
1,400,000 Ireland Government Bond 0.000 10/18/31 1,390,848
5,220,000 Ireland Government Bond 0.350 10/18/32 5,138,065
4,490,000 Ireland Government Bond 1.300 05/15/33 4,660,173
1,018,000 Ireland Government Bond 2.600 10/18/34 1,137,703
499,000 Ireland Government Bond 0.400 05/15/35 457,982
1,265,000 Ireland Government Bond 1.700 05/15/37 1,258,984
300,000 Ireland Government Bond 0.550 04/22/41 232,739
1,300,000 Ireland Government Bond 3.000 10/18/43 1,409,748
450,000 Ireland Government Bond 2.000 02/18/45 414,272

Portfolio of Investments June 30, 2026
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION MATURITY
IRELAND (continued)
770,000 Ireland Government Bond 1.500% 05/15/50 $ 597,247
600,000 Ireland Government Bond 3.150 10/18/55 629,025
TOTAL IRELAND 32,190,154
ISRAEL - 0.9%
2,550,000 Israel Government Bond - Fixed 3.750 09/30/27 861,299
8,700,000 Israel Government Bond - Fixed 4.100 07/31/28 2,968,918
11,000,000 Israel Government Bond - Fixed 2.250 09/28/28 3,610,479
8,800,000 Israel Government Bond - Fixed 3.750 02/28/29 2,986,908
5,900,000 Israel Government Bond - Fixed 4.600 08/31/29 2,054,965
4,250,000 Israel Government Bond - Fixed 1.000 03/31/30 1,310,059
6,000,000 Israel Government Bond - Fixed 3.750 07/31/31 2,046,727
3,000,000 Israel Government Bond - Fixed 1.300 04/30/32 893,260
3,500,000 Israel Government Bond - Fixed 4.000 03/30/35 1,204,309
10,850,000 Israel Government Bond - Fixed 4.150 10/31/35 3,775,532
4,000,000 Israel Government Bond - Fixed 1.500 05/31/37 1,068,391
6,000,000 Israel Government Bond - Fixed 5.500 01/31/42 2,373,585
5,650,000 Israel Government Bond - Fixed 3.750 03/31/47 1,796,857
9,800,000 Israel Government Bond - Fixed 2.800 11/29/52 2,517,092
250,000 Israel Government International Bond 5.000 10/30/26 287,624
300,000 Israel Government International Bond 1.500 01/16/29 327,505
300,000 Israel Government International Bond 0.625 01/18/32 293,446
500,000 Israel Government International Bond 2.375 01/18/37 489,244
550,000 Israel Government International Bond 2.500 01/16/49 438,951
TOTAL ISRAEL 31,305,151
ITALY - 5.2%
500,000 Cassa Depositi e Prestiti SpA 3.375 02/11/32 573,342
500,000 Cassa Depositi e Prestiti SpA 3.500 10/27/35 560,704
150,000 Italy Buoni Poliennali Del Tesoro 0.850 01/15/27 170,066
500,000 Italy Buoni Poliennali Del Tesoro 2.050 08/01/27 568,533
520,000 Italy Buoni Poliennali Del Tesoro 2.100 08/26/27 590,878
500,000 Italy Buoni Poliennali Del Tesoro 0.950 09/15/27 560,621
3,640,000 Italy Buoni Poliennali Del Tesoro 2.700 10/15/27 4,163,906
2,200,000 Italy Buoni Poliennali Del Tesoro 6.500 11/01/27 2,641,781
1,500,000 Italy Buoni Poliennali Del Tesoro 2.650 12/01/27 1,715,168
3,250,000 Italy Buoni Poliennali Del Tesoro 2.000 02/01/28 3,679,761
3,000,000 Italy Buoni Poliennali Del Tesoro 0.250 03/15/28 3,294,560
3,020,000 Italy Buoni Poliennali Del Tesoro 3.400 04/01/28 3,495,547
4,120,000 Italy Buoni Poliennali Del Tesoro 2.650 06/15/28 4,706,544
2,000,000 Italy Buoni Poliennali Del Tesoro 0.500 07/15/28 2,189,751
2,340,000 Italy Buoni Poliennali Del Tesoro 3.800 08/01/28 2,734,627
4,550,000 (a) Italy Buoni Poliennali Del Tesoro 4.750 09/01/28 5,425,750
500,000 Italy Buoni Poliennali Del Tesoro 2.800 12/01/28 573,342
9,000,000 Italy Buoni Poliennali Del Tesoro 2.350 01/15/29 10,188,050
4,950,000 Italy Buoni Poliennali Del Tesoro 4.100 02/01/29 5,847,492
2,500,000 Italy Buoni Poliennali Del Tesoro 0.450 02/15/29 2,695,582
400,000 Italy Buoni Poliennali Del Tesoro 2.800 06/15/29 457,653
1,940,000 Italy Buoni Poliennali Del Tesoro 3.350 07/01/29 2,252,903
1,500,000 Italy Buoni Poliennali Del Tesoro 3.000 08/01/29 1,727,279
340,000 Italy Buoni Poliennali Del Tesoro 3.000 10/01/29 390,819
300,000 Italy Buoni Poliennali Del Tesoro 5.250 11/01/29 369,603
840,000 Italy Buoni Poliennali Del Tesoro 3.850 12/15/29 991,950
1,450,000 (a) Italy Buoni Poliennali Del Tesoro 3.500 03/01/30 1,696,539
300,000 Italy Buoni Poliennali Del Tesoro 1.350 04/01/30 324,997
2,000,000 Italy Buoni Poliennali Del Tesoro 3.700 06/15/30 2,354,492
2,500,000 Italy Buoni Poliennali Del Tesoro 2.950 07/01/30 2,863,067
1,000,000 Italy Buoni Poliennali Del Tesoro 0.950 08/01/30 1,058,727
3,800,000 (a) Italy Buoni Poliennali Del Tesoro 2.700 10/01/30 4,303,533
2,520,000 Italy Buoni Poliennali Del Tesoro 4.000 11/15/30 3,004,204
3,500,000 (a) Italy Buoni Poliennali Del Tesoro 1.650 12/01/30 3,791,809
1,600,000 Italy Buoni Poliennali Del Tesoro 2.850 02/01/31 1,819,313
750,000 (a) Italy Buoni Poliennali Del Tesoro 3.500 02/15/31 876,731
1,100,000 Italy Buoni Poliennali Del Tesoro 0.900 04/01/31 1,143,696

See Notes to Financial Statements
PRINCIPAL DESCRIPTION MATURITY
ITALY (continued)
2,950,000 Italy Buoni Poliennali Del Tesoro 6.000% 05/01/31 $ 3,829,975
5,000,000 Italy Buoni Poliennali Del Tesoro 3.450 07/15/31 5,831,895
520,000 (a) Italy Buoni Poliennali Del Tesoro 3.150 11/15/31 597,230
460,000 (a) Italy Buoni Poliennali Del Tesoro 1.650 03/01/32 487,677
200,000 Italy Buoni Poliennali Del Tesoro 0.950 06/01/32 202,330
2,750,000 (a) Italy Buoni Poliennali Del Tesoro 3.250 07/15/32 3,161,352
3,500,000 (a) Italy Buoni Poliennali Del Tesoro 3.250 11/15/32 4,015,016
2,660,000 Italy Buoni Poliennali Del Tesoro 2.500 12/01/32 2,925,690
2,470,000 (a) Italy Buoni Poliennali Del Tesoro 2.450 09/01/33 2,682,096
610,000 Italy Buoni Poliennali Del Tesoro 4.350 11/01/33 744,507
1,000,000 Italy Buoni Poliennali Del Tesoro 3.850 07/01/34 1,180,396
2,800,000 Italy Buoni Poliennali Del Tesoro 3.850 02/01/35 3,295,559
4,000,000 (a) Italy Buoni Poliennali Del Tesoro 3.650 08/01/35 4,624,700
3,700,000 Italy Buoni Poliennali Del Tesoro 3.600 10/01/35 4,256,273
4,600,000 Italy Buoni Poliennali Del Tesoro 3.450 02/01/36 5,214,936
465,000 (a) Italy Buoni Poliennali Del Tesoro 2.250 09/01/36 471,750
190,000 (a) Italy Buoni Poliennali Del Tesoro 4.000 02/01/37 224,807
500,000 (a) Italy Buoni Poliennali Del Tesoro 4.050 10/30/37 590,642
750,000 (a) Italy Buoni Poliennali Del Tesoro 3.250 03/01/38 818,330
3,500,000 (a) Italy Buoni Poliennali Del Tesoro 5.000 08/01/39 4,483,506
1,200,000 (a) Italy Buoni Poliennali Del Tesoro 4.150 10/01/39 1,412,862
200,000 (a) Italy Buoni Poliennali Del Tesoro 3.100 03/01/40 210,006
700,000 (a) Italy Buoni Poliennali Del Tesoro 5.000 09/01/40 896,604
340,000 (a) Italy Buoni Poliennali Del Tesoro 3.850 10/01/40 385,191
1,215,000 (a) Italy Buoni Poliennali Del Tesoro 1.800 03/01/41 1,058,037
2,400,000 (a) Italy Buoni Poliennali Del Tesoro 4.450 09/01/43 2,868,701
1,290,000 (a) Italy Buoni Poliennali Del Tesoro 4.750 09/01/44 1,599,747
2,600,000 (a) Italy Buoni Poliennali Del Tesoro 1.500 04/30/45 1,953,858
4,540,000 (a) Italy Buoni Poliennali Del Tesoro 4.100 04/30/46 5,139,771
2,450,000 (a) Italy Buoni Poliennali Del Tesoro 3.250 09/01/46 2,449,328
400,000 (a) Italy Buoni Poliennali Del Tesoro 2.700 03/01/47 363,718
4,000,000 (a) Italy Buoni Poliennali Del Tesoro 3.450 03/01/48 4,081,311
2,200,000 (a) Italy Buoni Poliennali Del Tesoro 3.850 09/01/49 2,373,196
5,100,000 (a) Italy Buoni Poliennali Del Tesoro 2.450 09/01/50 4,231,205
1,500,000 (a) Italy Buoni Poliennali Del Tesoro 1.700 09/01/51 1,033,466
650,000 (a) Italy Buoni Poliennali Del Tesoro 2.150 09/01/52 492,689
1,450,000 (a) Italy Buoni Poliennali Del Tesoro 4.500 10/01/53 1,697,773
4,360,000 (a) Italy Buoni Poliennali Del Tesoro 4.300 10/01/54 4,933,256
8,310,000 (a) Italy Buoni Poliennali Del Tesoro 4.650 10/01/55 9,893,979
1,500,000 (a) Italy Buoni Poliennali Del Tesoro 2.800 03/01/67 1,224,111
5,500,000 (a) Italy Buoni Poliennali Del Tesoro 2.150 03/01/72 3,761,494
TOTAL ITALY 187,502,290
JAPAN - 16.2%
650,000 Development Bank of Japan Inc 2.500 09/04/29 733,278
100,000 Japan Bank for International Cooperation 2.625 10/17/30 112,702
225,000 Japan Bank for International Cooperation 3.125 04/22/31 258,335
32,500,000 Japan Government Five Year Bond 0.100 09/20/27 197,322
600,000,000 Japan Government Five Year Bond 0.200 12/20/27 3,634,555
800,000,000 Japan Government Five Year Bond 0.300 12/20/27 4,852,964
1,565,000,000 Japan Government Five Year Bond 0.100 03/20/28 9,429,191
500,000,000 Japan Government Five Year Bond 0.300 06/20/28 3,012,275
600,000,000 Japan Government Five Year Bond 0.300 09/20/28 3,601,846
750,000,000 Japan Government Five Year Bond 0.400 09/20/28 4,512,275
1,000,000,000 Japan Government Five Year Bond 0.200 12/20/28 5,965,359
1,000,000,000 Japan Government Five Year Bond 0.300 12/20/28 5,980,003
2,000,000,000 Japan Government Five Year Bond 0.400 12/20/28 11,990,155
560,000,000 Japan Government Five Year Bond 0.400 03/20/29 3,345,218
800,000,000 Japan Government Five Year Bond 0.500 06/20/29 4,774,552
500,000,000 Japan Government Five Year Bond 0.600 09/20/29 2,980,495
791,850,000 Japan Government Five Year Bond 0.700 09/20/29 4,735,753
1,000,000,000 Japan Government Five Year Bond 0.900 12/20/29 5,998,154
1,209,250,000 Japan Government Five Year Bond 1.000 12/20/29 7,278,640

Portfolio of Investments June 30, 2026
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION MATURITY
JAPAN (continued)
1,450,000,000 Japan Government Five Year Bond 1.100% 12/20/29 $ 8,757,367
1,340,000,000 Japan Government Five Year Bond 1.000 03/20/30 8,037,527
800,000,000 Japan Government Five Year Bond 1.000 06/20/30 4,779,966
303,250,000 Japan Government Five Year Bond 1.000 06/20/30 1,815,227
304,800,000 Japan Government Five Year Bond 1.100 06/20/30 1,828,406
1,000,000,000 Japan Government Five Year Bond 1.300 09/20/30 6,027,073
500,000,000 Japan Government Five Year Bond 1.400 09/20/30 3,026,396
750,000,000 Japan Government Five Year Bond 1.600 12/20/30 4,564,652
500,000,000 Japan Government Five Year Bond 1.800 03/20/31 3,063,806
1,000,000,000 Japan Government Five Year Bond 2.000 03/20/31 6,180,341
420,000,000 Japan Government Forty Year Bond 0.400 03/20/56 1,028,958
150,000,000 Japan Government Forty Year Bond 0.900 03/20/57 440,517
300,000,000 Japan Government Forty Year Bond 0.800 03/20/58 837,342
425,000,000 Japan Government Forty Year Bond 0.500 03/20/59 1,026,851
205,100,000 Japan Government Forty Year Bond 0.500 03/20/60 490,082
335,000,000 Japan Government Forty Year Bond 0.700 03/20/61 860,642
475,000,000 Japan Government Forty Year Bond 1.000 03/20/62 1,354,053
985,000,000 Japan Government Forty Year Bond 1.300 03/20/63 3,099,091
1,150,000,000 Japan Government Forty Year Bond 2.200 03/20/64 4,794,019
1,200,000,000 Japan Government Forty Year Bond 3.100 03/20/65 6,316,641
680,000,000 Japan Government Ten Year Bond 0.100 09/20/27 4,128,701
1,465,000,000 Japan Government Ten Year Bond 0.100 12/20/27 8,861,301
1,515,000,000 Japan Government Ten Year Bond 0.100 03/20/28 9,127,939
1,165,000,000 Japan Government Ten Year Bond 0.100 06/20/28 6,991,649
1,700,000,000 Japan Government Ten Year Bond 0.100 09/20/28 10,160,775
1,640,000,000 Japan Government Ten Year Bond 0.100 12/20/28 9,761,090
1,200,000,000 Japan Government Ten Year Bond 0.100 03/20/29 7,112,875
1,340,000,000 Japan Government Ten Year Bond 0.100 06/20/29 7,905,608
1,100,000,000 Japan Government Ten Year Bond 0.100 09/20/29 6,453,198
940,000,000 Japan Government Ten Year Bond 0.100 12/20/29 5,484,591
1,550,000,000 Japan Government Ten Year Bond 0.100 03/20/30 8,993,290
635,000,000 Japan Government Ten Year Bond 0.100 06/20/30 3,661,726
847,050,000 Japan Government Ten Year Bond 0.100 09/20/30 4,854,700
840,000,000 Japan Government Ten Year Bond 0.100 12/20/30 4,783,180
340,000,000 Japan Government Ten Year Bond 0.100 03/20/31 1,924,229
900,000,000 Japan Government Ten Year Bond 0.100 06/20/31 5,063,036
440,000,000 Japan Government Ten Year Bond 0.100 09/20/31 2,458,640
700,000,000 Japan Government Ten Year Bond 0.100 12/20/31 3,885,544
709,950,000 Japan Government Ten Year Bond 0.200 03/20/32 3,937,760
800,000,000 Japan Government Ten Year Bond 0.200 06/20/32 4,406,953
1,125,000,000 Japan Government Ten Year Bond 0.200 09/20/32 6,154,707
1,675,000,000 Japan Government Ten Year Bond 0.500 12/20/32 9,287,863
600,000,000 Japan Government Ten Year Bond 0.500 03/20/33 3,307,097
1,300,000,000 Japan Government Ten Year Bond 0.400 06/20/33 7,058,594
838,200,000 Japan Government Ten Year Bond 0.800 09/20/33 4,654,157
300,000,000 Japan Government Ten Year Bond 0.700 12/20/33 1,641,883
600,000,000 Japan Government Ten Year Bond 0.800 03/20/34 3,287,162
500,000,000 Japan Government Ten Year Bond 1.000 03/20/34 2,781,695
840,000,000 Japan Government Ten Year Bond 1.200 12/20/34 4,664,410
1,550,000,000 Japan Government Ten Year Bond 1.400 03/20/35 8,706,990
750,000,000 Japan Government Ten Year Bond 1.500 06/20/35 4,228,334
300,000,000 Japan Government Ten Year Bond 1.600 09/20/35 1,722,197
1,400,000,000 Japan Government Ten Year Bond 1.700 09/20/35 7,989,798
780,000,000 Japan Government Ten Year Bond 2.100 12/20/35 4,590,590
200,000,000 Japan Government Ten Year Bond 2.400 03/20/36 1,203,519
50,000,000 Japan Government Thirty Year Bond 2.900 11/20/30 321,492
600,000,000 Japan Government Thirty Year Bond 2.300 03/20/39 3,405,002
55,650,000 Japan Government Thirty Year Bond 2.200 09/20/39 309,349
2,108,300,000 Japan Government Thirty Year Bond 2.300 03/20/40 11,749,662
1,500,000,000 Japan Government Thirty Year Bond 2.000 09/20/40 7,973,512
1,450,000,000 Japan Government Thirty Year Bond 2.200 03/20/41 7,840,215
420,000,000 Japan Government Thirty Year Bond 2.000 03/20/42 2,167,409

See Notes to Financial Statements
PRINCIPAL DESCRIPTION MATURITY
JAPAN (continued)
1,630,000,000 Japan Government Thirty Year Bond 1.500% 03/20/45 $ 7,241,803
157,000,000 Japan Government Thirty Year Bond 0.800 06/20/47 562,563
410,000,000 Japan Government Thirty Year Bond 0.800 03/20/48 1,433,467
300,000,000 Japan Government Thirty Year Bond 0.700 06/20/48 1,013,383
500,000,000 Japan Government Thirty Year Bond 0.400 12/20/49 1,467,343
110,000,000 Japan Government Thirty Year Bond 0.600 09/20/50 334,261
500,000,000 Japan Government Thirty Year Bond 0.700 06/20/51 1,525,550
500,000,000 Japan Government Thirty Year Bond 0.700 09/20/51 1,511,737
650,000,000 Japan Government Thirty Year Bond 0.700 12/20/51 1,948,740
50,000,000 Japan Government Thirty Year Bond 1.400 09/20/52 182,160
50,000,000 Japan Government Thirty Year Bond 1.400 03/20/53 180,726
110,000,000 Japan Government Thirty Year Bond 1.600 12/20/53 415,580
1,015,500,000 Japan Government Thirty Year Bond 2.300 12/20/54 4,540,118
455,000,000 Japan Government Thirty Year Bond 2.400 03/20/55 2,083,383
400,000,000 Japan Government Thirty Year Bond 2.800 06/20/55 1,999,397
740,000,000 Japan Government Thirty Year Bond 3.200 09/20/55 4,009,227
200,000,000 Japan Government Thirty Year Bond 3.700 03/20/56 1,190,106
500,000,000 Japan Government Twenty Year Bond 2.100 12/20/27 3,113,552
750,000,000 Japan Government Twenty Year Bond 2.400 03/20/28 4,698,477
750,000,000 Japan Government Twenty Year Bond 2.100 09/20/28 4,682,972
1,000,000,000 Japan Government Twenty Year Bond 2.100 09/20/29 6,251,654
857,750,000 Japan Government Twenty Year Bond 2.100 03/20/30 5,354,862
54,150,000 Japan Government Twenty Year Bond 1.600 06/20/30 331,327
450,000,000 Japan Government Twenty Year Bond 2.100 12/20/30 2,798,846
1,215,000,000 Japan Government Twenty Year Bond 1.700 09/20/32 7,297,177
1,610,550,000 Japan Government Twenty Year Bond 1.600 03/20/33 9,554,592
500,000,000 Japan Government Twenty Year Bond 1.700 06/20/33 2,972,558
675,000,000 Japan Government Twenty Year Bond 1.700 09/20/33 3,995,635
746,000,000 Japan Government Twenty Year Bond 1.600 12/20/33 4,365,793
900,000,000 Japan Government Twenty Year Bond 1.500 03/20/34 5,204,356
600,000,000 Japan Government Twenty Year Bond 1.500 06/20/34 3,452,921
800,000,000 Japan Government Twenty Year Bond 1.200 03/20/35 4,418,077
600,000,000 Japan Government Twenty Year Bond 1.300 06/20/35 3,324,781
900,000,000 Japan Government Twenty Year Bond 1.200 09/20/35 4,913,521
1,580,000,000 Japan Government Twenty Year Bond 1.000 12/20/35 8,407,904
430,000,000 Japan Government Twenty Year Bond 0.400 03/20/36 2,139,906
600,000,000 Japan Government Twenty Year Bond 0.200 06/20/36 2,895,358
300,000,000 Japan Government Twenty Year Bond 0.500 09/20/36 1,482,843
80,000,000 Japan Government Twenty Year Bond 0.600 06/20/37 389,813
1,000,000,000 Japan Government Twenty Year Bond 0.600 12/20/37 4,786,833
300,000,000 Japan Government Twenty Year Bond 0.500 03/20/38 1,405,002
180,000,000 Japan Government Twenty Year Bond 0.500 06/20/38 835,116
300,000,000 Japan Government Twenty Year Bond 0.700 09/20/38 1,415,838
500,000,000 Japan Government Twenty Year Bond 0.400 03/20/40 2,138,317
300,000,000 Japan Government Twenty Year Bond 0.400 06/20/40 1,270,383
400,000,000 Japan Government Twenty Year Bond 0.400 09/20/40 1,677,674
270,000,000 Japan Government Twenty Year Bond 0.500 03/20/41 1,130,204
600,000,000 Japan Government Twenty Year Bond 0.500 12/20/41 2,444,227
300,000,000 Japan Government Twenty Year Bond 0.800 03/20/42 1,278,468
600,000,000 Japan Government Twenty Year Bond 0.900 06/20/42 2,580,674
400,000,000 Japan Government Twenty Year Bond 1.100 09/20/42 1,767,876
400,000,000 Japan Government Twenty Year Bond 1.100 03/20/43 1,742,920
400,000,000 Japan Government Twenty Year Bond 1.500 09/20/43 1,843,753
500,000,000 Japan Government Twenty Year Bond 1.300 12/20/43 2,210,921
600,000,000 Japan Government Twenty Year Bond 1.800 09/20/44 2,843,932
1,530,000,000 Japan Government Twenty Year Bond 2.000 12/20/44 7,468,735
3,175,000,000 Japan Government Twenty Year Bond 2.400 03/20/45 16,482,846
2,200,000,000 Japan Government Twenty Year Bond 2.500 06/20/45 11,569,002
1,000,000,000 Japan Government Twenty Year Bond 2.700 09/20/45 5,406,307
200,000,000 Japan Government Twenty Year Bond 3.400 03/20/46 1,194,167
900,000,000 Japan Government Two Year Bond 1.000 10/01/27 5,521,661
500,000,000 Japan Government Two Year Bond 1.000 12/01/27 3,064,852

Portfolio of Investments June 30, 2026
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION MATURITY
JAPAN (continued)
1,010,000,000 Japan Government Two Year Bond 1.100% 01/01/28 $ 6,196,717
500,000,000 Japan Government Two Year Bond 1.400 04/01/28 3,079,434
TOTAL JAPAN 591,766,779
NETHERLANDS - 1.5%
200,000 BNG Bank NV 4.500 01/31/28 266,402
200,000 BNG Bank NV 3.300 07/17/28 134,601
150,000 BNG Bank NV 3.300 04/26/29 99,888
500,000 BNG Bank NV 2.450 07/21/32 299,099
5,740,000 BNG Bank NV 0.000 10/05/32 5,474,213
300,000 BNG Bank NV 5.300 07/23/35 208,361
150,000 Nederlandse Waterschapsbank NV 3.450 07/17/28 101,231
1,500,000 Nederlandse Waterschapsbank NV 2.125 10/30/28 1,693,019
300,000 Nederlandse Waterschapsbank NV 3.300 05/02/29 199,871
1,500,000 Nederlandse Waterschapsbank NV 2.750 09/24/32 1,695,186
1,100,000 (a) Netherlands Government Bond 0.750 07/15/27 1,235,520
2,310,000 (a) Netherlands Government Bond 5.500 01/15/28 2,759,307
3,340,000 (a) Netherlands Government Bond 0.750 07/15/28 3,686,113
5,840,000 (a) Netherlands Government Bond 0.000 01/15/29 6,265,157
2,910,000 (a) Netherlands Government Bond 0.250 07/15/29 3,104,630
1,980,000 (a) Netherlands Government Bond 2.500 01/15/30 2,255,972
3,826,000 (a) Netherlands Government Bond 0.000 07/15/30 3,942,023
4,000,000 (a) Netherlands Government Bond 2.500 01/15/31 4,542,766
2,450,000 (a) Netherlands Government Bond 0.000 07/15/31 2,452,481
1,800,000 (a) Netherlands Government Bond 0.500 07/15/32 1,803,901
800,000 (a) Netherlands Government Bond 2.500 01/15/33 900,364
1,910,000 (a) Netherlands Government Bond 2.500 07/15/33 2,141,748
300,000 (a) Netherlands Government Bond 2.500 07/15/34 334,208
140,000 (a) Netherlands Government Bond 4.000 01/15/37 173,929
365,000 (a) Netherlands Government Bond 0.000 01/15/38 291,880
410,000 (a) Netherlands Government Bond 0.500 01/15/40 329,833
145,000 (a) Netherlands Government Bond 3.750 01/15/42 175,004
450,000 (a) Netherlands Government Bond 2.750 01/15/47 465,552
1,390,000 (a) Netherlands Government Bond 0.000 01/15/52 667,218
420,000 (a) Netherlands Government Bond 2.000 01/15/54 358,351
140,000 (a) Netherlands Government Bond 3.500 01/15/56 161,590
TOTAL NETHERLANDS 48,219,418
NEW ZEALAND - 0.8%
600,000 Auckland Council 2.950 09/28/50 208,887
120,000 Housing New Zealand Ltd 2.247 10/05/26 68,160
400,000 Housing New Zealand Ltd 3.420 10/18/28 226,402
100,000 Housing New Zealand Ltd 2.183 04/24/30 53,479
4,387,000 New Zealand Government Bond 0.250 05/15/28 2,357,770
5,400,000 New Zealand Government Bond 3.000 04/20/29 3,030,264
4,100,000 New Zealand Government Bond 4.500 05/15/30 2,400,251
8,300,000 New Zealand Government Bond 1.500 05/15/31 4,233,169
3,000,000 New Zealand Government Bond 2.000 05/15/32 1,530,197
1,800,000 New Zealand Government Bond 3.500 04/14/33 988,585
600,000 New Zealand Government Bond 4.250 05/15/34 342,795
6,900,000 New Zealand Government Bond 4.500 05/15/35 3,989,835
2,400,000 New Zealand Government Bond 4.250 05/15/36 1,352,381
1,793,000 New Zealand Government Bond 2.750 04/15/37 871,068
1,563,000 New Zealand Government Bond 1.750 05/15/41 606,278
5,900,000 New Zealand Government Bond 2.750 05/15/51 2,288,439
6,500,000 New Zealand Government Bond 5.000 05/15/54 3,689,063
300,000 New Zealand Local Government Funding Agency Bond 2.250 05/15/31 157,324
550,000 New Zealand Local Government Funding Agency Bond 3.500 04/14/33 298,305
1,200,000 New Zealand Local Government Funding Agency Bond 4.750 05/15/34 701,623
2,000,000 New Zealand Local Government Funding Agency Bond 2.000 04/15/37 872,080
TOTAL NEW ZEALAND 30,266,355

See Notes to Financial Statements
PRINCIPAL DESCRIPTION MATURITY
NORWAY - 0.2%
500,000 Kommunalbanken AS 3.700% 01/16/29 $ 358,664
250,000 Kommunalbanken AS 1.250 07/02/30 128,281
150,000 Kommunalbanken AS 4.000 09/24/30 100,628
500,000 Kommunalbanken AS 5.250 04/18/34 347,501
1,000,000 (a) Norway Government Bond 1.750 02/17/27 99,331
9,110,000 (a) Norway Government Bond 2.000 04/26/28 879,766
7,000,000 (a) Norway Government Bond 1.750 09/06/29 651,451
7,000,000 (a) Norway Government Bond 1.375 08/19/30 629,087
8,298,000 (a) Norway Government Bond 1.250 09/17/31 721,646
10,600,000 (a) Norway Government Bond 2.125 05/18/32 954,293
7,725,000 (a) Norway Government Bond 3.000 08/15/33 723,530
9,000,000 (a) Norway Government Bond 3.625 04/13/34 875,853
4,400,000 (a) Norway Government Bond 3.750 06/12/35 429,750
20,000,000 (a) Norway Government Bond 4.125 06/03/36 2,003,739
2,000,000 (a) Norway Government Bond 3.625 05/31/39 189,985
41,000,000 (a) Norway Government Bond 3.500 10/06/42 3,781,215
TOTAL NORWAY 12,874,720
PORTUGAL - 1.0%
1,540,000 (a) Portugal Obrigacoes do Tesouro OT 2.125 10/17/28 1,744,978
1,010,000 (a) Portugal Obrigacoes do Tesouro OT 1.950 06/15/29 1,134,120
1,350,000 (a) Portugal Obrigacoes do Tesouro OT 3.875 02/15/30 1,609,210
1,632,500 (a) Portugal Obrigacoes do Tesouro OT 0.475 10/18/30 1,700,825
1,578,500 (a) Portugal Obrigacoes do Tesouro OT 0.300 10/17/31 1,588,435
3,159,000 (a) Portugal Obrigacoes do Tesouro OT 1.650 07/16/32 3,372,766
2,600,000 (a) Portugal Obrigacoes do Tesouro OT 2.875 10/14/33 2,950,420
2,150,000 (a) Portugal Obrigacoes do Tesouro OT 2.250 04/18/34 2,326,533
2,110,000 (a) Portugal Obrigacoes do Tesouro OT 3.000 06/15/35 2,385,818
914,000 (a) Portugal Obrigacoes do Tesouro OT 0.900 10/12/35 857,300
3,700,000 (a) Portugal Obrigacoes do Tesouro OT 4.100 04/15/37 4,535,390
850,000 (a) Portugal Obrigacoes do Tesouro OT 1.150 04/11/42 686,373
300,000 (a) Portugal Obrigacoes do Tesouro OT 4.100 02/15/45 359,780
660,000 (a) Portugal Obrigacoes do Tesouro OT 1.000 04/12/52 407,373
2,500,000 (a) Portugal Obrigacoes do Tesouro OT 3.625 06/12/54 2,723,495
TOTAL PORTUGAL 28,382,816
ROMANIA - 0.0%
3,500,000 Romania Government Bond 8.750 10/30/28 803,052
3,000,000 Romania Government Bond 7.350 04/28/31 673,947
1,500,000 Romania Government Bond 8.250 09/29/32 353,177
6,660,000 Romania Government Bond 4.250 04/28/36 1,200,897
TOTAL ROMANIA 3,031,073
SINGAPORE - 1.0%
200,000 Singapore Government Bond 3.500 03/01/27 156,667
2,000,000 Singapore Government Bond 2.625 05/01/28 1,575,630
4,100,000 Singapore Government Bond 2.875 08/01/28 3,252,708
2,800,000 Singapore Government Bond 3.000 04/01/29 2,244,197
3,500,000 Singapore Government Bond 2.875 07/01/29 2,802,539
3,200,000 Singapore Government Bond 2.500 04/01/30 2,548,715
2,550,000 Singapore Government Bond 2.875 09/01/30 2,064,289
2,700,000 Singapore Government Bond 1.625 07/01/31 2,073,870
1,648,000 Singapore Government Bond 2.625 08/01/32 1,328,260
1,500,000 Singapore Government Bond 3.375 09/01/33 1,268,119
1,500,000 Singapore Government Bond 3.375 05/01/34 1,276,005
1,800,000 Singapore Government Bond 2.750 03/01/35 1,474,428
2,500,000 Singapore Government Bond 2.250 08/01/36 1,967,683
2,200,000 Singapore Government Bond 2.375 07/01/39 1,751,904
1,200,000 Singapore Government Bond 2.250 07/01/40 946,251
1,100,000 Singapore Government Bond 2.750 04/01/42 926,553
1,758,000 Singapore Government Bond 2.750 03/01/46 1,499,720
1,612,000 Singapore Government Bond 1.875 03/01/50 1,196,427
550,000 Singapore Government Bond 1.875 10/01/51 407,785
2,207,000 Singapore Government Bond 3.250 06/01/54 2,102,797

Portfolio of Investments June 30, 2026
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION MATURITY
SINGAPORE (continued)
500,000 Singapore Government Bond 3.000% 08/01/72 $ 472,380
TOTAL SINGAPORE 33,336,927
SPAIN - 4.4%
500,000 Adif Alta Velocidad 3.125 01/31/30 574,716
300,000 Adif Alta Velocidad 3.625 04/30/35 346,543
200,000 Autonomous Community of Madrid Spain 3.596 04/30/33 235,408
700,000 Autonomous Community of Madrid Spain 3.462 04/30/34 815,979
500,000 Autonomous Community of Madrid Spain 3.137 04/30/35 565,629
200,000 Basque Government 0.450 04/30/32 198,167
500,000 Basque Government 3.250 04/30/35 572,192
500,000 Instituto de Credito Oficial 3.800 05/31/29 588,903
200,000 Instituto de Credito Oficial 3.050 04/30/31 230,908
400,000 Junta de Andalucia 0.500 04/30/31 407,744
500,000 Junta de Andalucia 3.300 04/30/35 569,827
1,000,000 Spain Government Bond 2.500 05/31/27 1,142,238
2,980,000 (a) Spain Government Bond 1.450 10/31/27 3,358,182
2,980,000 Spain Government Bond 0.000 01/31/28 3,274,410
4,510,000 (a) Spain Government Bond 1.400 04/30/28 5,050,152
7,410,000 Spain Government Bond 2.400 05/31/28 8,441,053
4,810,000 (a) Spain Government Bond 1.400 07/30/28 5,370,205
4,610,000 (a) Spain Government Bond 5.150 10/31/28 5,570,022
3,045,000 Spain Government Bond 6.000 01/31/29 3,773,216
3,970,000 (a) Spain Government Bond 1.450 04/30/29 4,395,958
2,544,000 Spain Government Bond 3.500 05/31/29 2,977,264
1,940,000 Spain Government Bond 0.800 07/30/29 2,096,935
1,990,000 (a) Spain Government Bond 0.600 10/31/29 2,127,357
5,090,000 Spain Government Bond 2.700 01/31/30 5,814,188
2,380,000 (a) Spain Government Bond 0.500 04/30/30 2,506,363
1,200,000 (a) Spain Government Bond 1.950 07/30/30 1,332,316
1,525,000 (a) Spain Government Bond 1.250 10/31/30 1,638,982
3,950,000 (a) Spain Government Bond 0.100 04/30/31 3,976,270
3,480,000 Spain Government Bond 3.100 07/30/31 4,031,497
3,300,000 (a) Spain Government Bond 0.500 10/31/31 3,343,784
1,130,000 (a) Spain Government Bond 0.700 04/30/32 1,142,277
2,165,000 Spain Government Bond 5.750 07/30/32 2,865,614
2,770,000 (a) Spain Government Bond 2.550 10/31/32 3,096,386
4,780,000 Spain Government Bond 3.000 01/31/33 5,468,007
2,700,000 (a) Spain Government Bond 3.150 04/30/33 3,114,214
880,000 (a) Spain Government Bond 2.350 07/30/33 963,467
230,000 (a) Spain Government Bond 3.550 10/31/33 271,350
880,000 (a) Spain Government Bond 3.250 04/30/34 1,015,062
130,000 (a) Spain Government Bond 3.450 10/31/34 151,748
3,280,000 (a) Spain Government Bond 3.150 04/30/35 3,733,642
3,440,000 (a) Spain Government Bond 1.850 07/30/35 3,516,861
5,800,000 (a) Spain Government Bond 3.200 10/31/35 6,602,694
1,000,000 (a) Spain Government Bond 3.300 04/30/36 1,143,443
330,000 (a) Spain Government Bond 4.200 01/31/37 404,865
2,420,000 (a) Spain Government Bond 0.850 07/30/37 2,114,889
4,935,000 (a) Spain Government Bond 3.900 07/30/39 5,836,981
2,200,000 (a) Spain Government Bond 4.900 07/30/40 2,869,313
430,000 (a) Spain Government Bond 1.200 10/31/40 359,246
6,440,000 (a) Spain Government Bond 3.500 01/31/41 7,220,116
1,825,000 (a) Spain Government Bond 4.700 07/30/41 2,331,075
630,000 (a) Spain Government Bond 1.000 07/30/42 484,703
5,200,000 (a) Spain Government Bond 3.450 07/30/43 5,702,376
2,200,000 (a) Spain Government Bond 5.150 10/31/44 2,961,618
1,750,000 (a) Spain Government Bond 2.900 10/31/46 1,735,536
1,230,000 (a) Spain Government Bond 2.700 10/31/48 1,158,769
1,325,000 (a) Spain Government Bond 1.000 10/31/50 824,113
2,000,000 (a) Spain Government Bond 1.900 10/31/52 1,517,908
1,850,000 (a) Spain Government Bond 4.000 10/31/54 2,112,467
1,000,000 (a) Spain Government Bond 3.950 10/31/56 1,121,357

See Notes to Financial Statements
PRINCIPAL DESCRIPTION MATURITY
SPAIN (continued)
1,810,000 (a) Spain Government Bond 3.450% 07/30/66 $ 1,823,766
5,540,000 (a) Spain Government Bond 1.450 10/31/71 3,006,786
300,000 Spain Government International Bond 5.250 04/06/29 404,126
TOTAL SPAIN 152,401,183
SWEDEN - 0.3%
2,500,000 Kommuninvest I Sverige AB 0.750 05/12/28 250,863
800,000 Kommuninvest I Sverige AB 2.500 10/04/28 910,958
4,000,000 Kommuninvest I Sverige AB 3.000 03/12/29 419,137
4,000,000 Kommuninvest I Sverige AB 3.250 11/12/29 422,187
5,000,000 Kommuninvest I Sverige AB 3.250 06/12/30 528,119
6,600,000 Kommuninvest I Sverige AB 2.750 11/12/30 683,943
6,600,000 Kommuninvest I Sverige AB 2.650 05/12/31 680,113
400,000 Svensk Exportkredit AB 4.200 04/01/31 268,748
31,090,000 Sweden Government Bond 0.750 05/12/28 3,132,271
24,795,000 Sweden Government Bond 0.750 11/12/29 2,441,538
9,000,000 Sweden Government Bond 0.125 05/12/31 837,177
7,585,000 Sweden Government Bond 2.250 06/01/32 778,069
20,000,000 Sweden Government Bond 1.750 11/11/33 1,967,100
2,000,000 Sweden Government Bond 2.250 05/11/35 201,700
4,000,000 Sweden Government Bond 2.500 10/15/36 407,706
12,000,000 Sweden Government Bond 3.500 03/30/39 1,342,422
7,000,000 Sweden Government Bond 0.500 11/24/45 474,613
13,000,000 Sweden Government Bond 1.375 06/23/71 810,049
800,000 Sweden Government International Bond 2.000 06/26/28 903,556
1,000,000 Sweden Government International Bond 0.125 09/09/30 94,534
TOTAL SWEDEN 17,554,803
SWITZERLAND - 1.1%
400,000 Canton of Zurich 2.000 07/29/38 564,507
7,000,000 Swiss Confederation Government Bond 4.000 04/08/28 9,285,689
3,000,000 Swiss Confederation Government Bond 2.250 06/22/31 4,113,576
4,700,000 Swiss Confederation Government Bond 3.500 04/08/33 7,125,885
123,000 Swiss Confederation Government Bond 0.000 06/26/34 149,974
1,600,000 Swiss Confederation Government Bond 0.250 06/23/35 1,981,238
1,000,000 Swiss Confederation Government Bond 2.500 03/08/36 1,502,697
60,000 Swiss Confederation Government Bond 1.250 06/27/37 81,493
1,200,000 Swiss Confederation Government Bond 1.500 10/26/38 1,684,671
700,000 Swiss Confederation Government Bond 0.500 05/28/40 873,090
800,000 Swiss Confederation Government Bond 1.250 06/28/43 1,111,640
3,500,000 Swiss Confederation Government Bond 0.500 06/28/45 4,312,573
500,000 Swiss Confederation Government Bond 0.875 05/22/47 661,565
3,000,000 Swiss Confederation Government Bond 0.500 05/24/55 3,714,550
1,000,000 Swiss Confederation Government Bond 0.500 05/30/58 1,236,498
300,000 Swiss Confederation Government Bond 2.000 06/25/64 571,099
TOTAL SWITZERLAND 38,970,745
THAILAND - 0.1%
140,000,000 Thailand Government Bond 4.000 06/17/55 4,895,601
TOTAL THAILAND 4,895,601
UNITED KINGDOM - 5.0%
2,685,000 United Kingdom Gilt 0.125 01/31/28 3,358,174
8,500,000 United Kingdom Gilt 4.375 03/07/28 11,320,540
10,275,000 United Kingdom Gilt 4.500 06/07/28 13,721,486
1,748,000 United Kingdom Gilt 1.625 10/22/28 2,194,999
850,009 United Kingdom Gilt 6.000 12/07/28 1,178,081
550,000 United Kingdom Gilt 0.500 01/31/29 666,366
11,000,000 United Kingdom Gilt 4.000 05/22/29 14,517,052
1,550,000 United Kingdom Gilt 4.125 07/22/29 2,052,216
450,000 United Kingdom Gilt 0.875 10/22/29 537,417
10,250,000 United Kingdom Gilt 4.375 03/07/30 13,664,317
1,900,000 United Kingdom Gilt 0.375 10/22/30 2,146,508
850,000 United Kingdom Gilt 4.750 12/07/30 1,153,395
9,600,000 United Kingdom Gilt 4.125 03/07/31 12,643,907

Portfolio of Investments June 30, 2026
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION MATURITY
UNITED KINGDOM (continued)
750,000 United Kingdom Gilt 0.250% 07/31/31 $ 815,655
7,950,000 United Kingdom Gilt 4.000 10/22/31 10,379,250
2,850,000 United Kingdom Gilt 1.000 01/31/32 3,156,774
3,200,000 United Kingdom Gilt 3.250 01/31/33 3,952,717
3,000,000 United Kingdom Gilt 0.875 07/31/33 3,108,055
1,350,000 United Kingdom Gilt 4.625 01/31/34 1,796,350
1,900,000 United Kingdom Gilt 4.250 07/31/34 2,457,232
500,000 United Kingdom Gilt 4.500 09/07/34 658,121
3,500,000 United Kingdom Gilt 4.500 03/07/35 4,579,070
1,900,000 United Kingdom Gilt 0.625 07/31/35 1,766,591
5,380,000 United Kingdom Gilt 4.750 10/22/35 7,133,096
2,500,000 United Kingdom Gilt 4.250 03/07/36 3,178,818
850,000 United Kingdom Gilt 1.750 09/07/37 824,409
1,000,000 United Kingdom Gilt 3.750 01/29/38 1,184,553
600,000 United Kingdom Gilt 1.125 01/31/39 510,191
1,500,000 United Kingdom Gilt 4.250 09/07/39 1,835,680
1,150,000 United Kingdom Gilt 4.375 01/31/40 1,417,791
5,450,000 United Kingdom Gilt 4.250 12/07/40 6,580,176
2,500,000 United Kingdom Gilt 5.250 01/31/41 3,346,484
1,314,000 United Kingdom Gilt 1.250 10/22/41 1,025,772
675,000 United Kingdom Gilt 4.500 12/07/42 821,487
4,405,000 United Kingdom Gilt 4.750 10/22/43 5,468,379
2,433,000 United Kingdom Gilt 3.250 01/22/44 2,462,546
450,000 United Kingdom Gilt 3.500 01/22/45 466,764
275,000 United Kingdom Gilt 0.875 01/31/46 166,315
4,900,000 United Kingdom Gilt 4.250 12/07/46 5,586,834
100,000 United Kingdom Gilt 1.500 07/22/47 67,450
300,000 United Kingdom Gilt 1.750 01/22/49 207,737
600,000 United Kingdom Gilt 4.250 12/07/49 671,560
1,500,000 United Kingdom Gilt 0.625 10/22/50 703,120
1,250,000 United Kingdom Gilt 1.250 07/31/51 703,677
325,000 United Kingdom Gilt 3.750 07/22/52 328,687
500,000 United Kingdom Gilt 1.500 07/31/53 290,838
1,233,000 United Kingdom Gilt 3.750 10/22/53 1,232,800
1,190,000 United Kingdom Gilt 4.375 07/31/54 1,326,256
1,750,000 United Kingdom Gilt 1.625 10/22/54 1,038,920
1,324,000 United Kingdom Gilt 5.375 01/31/56 1,729,860
2,842,000 United Kingdom Gilt 1.750 07/22/57 1,684,401
337,000 United Kingdom Gilt 4.000 01/22/60 347,907
1,775,000 United Kingdom Gilt 0.500 10/22/61 562,832
1,950,000 United Kingdom Gilt 4.000 10/22/63 1,994,024
7,630,000 United Kingdom Gilt 2.500 07/22/65 5,359,147
6,450,000 United Kingdom Gilt 3.500 07/22/68 5,873,520
1,150,000 United Kingdom Gilt 1.625 10/22/71 578,602
1,500,000 United Kingdom Gilt 1.125 10/22/73 583,931
TOTAL UNITED KINGDOM 179,118,837
TOTAL EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS
(Cost $2,314,429,952) 2,240,674,430
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 2.2%
UNITED STATES - 2.2%
85,187,946 State Street Institutional US Government Money Market Fund 85,187,946
TOTAL INVESTMENT COMPANIES
(Cost $85,187,946) 85,187,946
TOTAL LONG-TERM INVESTMENTS
(Cost $3,946,780,233) 3,831,633,995
OTHER ASSETS & LIABILITIES, NET - 1.1% 42,110,940
NET ASSETS - 100% $ 3,873,744,935

See Notes to Financial Statements
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $656,475,446 or 17.1% of Total Investments.
(b) Perpetual security. Maturity date is not applicable.
Forward Foreign Currency Contracts
Currency
Purchased
Notional Amount
(Local Currency)
Currency
Sold
Notional Amount
(Local Currency) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
JPY 95,996,331,685 USD 593,669,336 Anz Banking Group Ltd 7/2/2026 (3,013,550)
NZD 42,129,705 USD 23,782,968 Anz Banking Group Ltd 7/2/2026 182,551
USD 23,090,750 NZD 39,470,706 Anz Banking Group Ltd 7/2/2026 637,805
USD 2,864,982 GBP 2,133,399 Anz Banking Group Ltd 7/2/2026 33,438
USD 4,333,830 CHF 3,377,340 Anz Banking Group Ltd 7/2/2026 146,958
USD 3,183,261 CAD 4,392,840 Anz Banking Group Ltd 7/2/2026 86,986
USD 4,457,417 AUD 6,199,230 Anz Banking Group Ltd 7/2/2026 162,596
USD 2,768,877 JPY 441,608,630 Anz Banking Group Ltd 7/2/2026 51,704
USD 3,348,407 KRW 5,120,400,000 Anz Banking Group Ltd 7/2/2026 43,431
USD 1,675,110 EUR 1,448,044 Anz Banking Group Ltd 7/2/2026 19,559
USD 23,809,607 NZD 42,129,705 Anz Banking Group Ltd 8/4/2026 (184,263)
USD 595,226,422 JPY 95,996,331,685 Anz Banking Group Ltd 8/4/2026 2,938,655
USD 5,002,414 CHF 4,029,271 Anz Banking Group Ltd 8/4/2026 (11,790)
USD 3,091,448 EUR 2,705,664 Anz Banking Group Ltd 8/4/2026 (6,337)
USD 6,831,772 AUD 9,936,480 Anz Banking Group Ltd 8/4/2026 (47,846)
USD 7,313,649 NZD 12,944,553 Anz Banking Group Ltd 8/4/2026 (58,582)
USD 6,186,630 JPY 999,105,177 Anz Banking Group Ltd 8/4/2026 22,251
USD 18,470,567 EUR 16,182,369 Anz Banking Group Ltd 8/4/2026 (57,048)
EUR 1,613,516,758 USD 1,836,343,423 Barclays Capital 7/2/2026 8,392,541
KRW 130,635,476,314 USD 84,918,664 Barclays Capital 7/2/2026 (599,632)
MYR 165,815,944 USD 40,279,829 Barclays Capital 7/2/2026 386,252
USD 307,286 NOK 2,844,223 Barclays Capital 7/2/2026 19,860
USD 16,566,826 CZK 345,671,296 Barclays Capital 7/2/2026 281,434
USD 308,178,798 GBP 228,970,896 Barclays Capital 7/2/2026 4,278,161
USD 585,433,807 JPY 93,002,014,614 Barclays Capital 7/2/2026 13,201,753
USD 221,586,959 CAD 305,400,454 Barclays Capital 7/2/2026 6,326,727
USD 10,893,397 GBP 8,086,227 Barclays Capital 7/2/2026 160,987
USD 12,208,834 JPY 1,947,245,565 Barclays Capital 7/2/2026 227,628
USD 52,539,991 EUR 45,065,117 Barclays Capital 7/2/2026 1,016,980
USD 8,221,237 CAD 11,357,492 Barclays Capital 7/2/2026 215,956
USD 84,955,665 KRW 130,635,476,314 Barclays Capital 8/4/2026 589,576
USD 1,838,825,011 EUR 1,613,516,758 Barclays Capital 8/4/2026 (8,532,320)
USD 40,299,408 MYR 165,815,944 Barclays Capital 8/4/2026 (397,666)
CLP 11,065,075,784 USD 12,075,822 Citigroup 7/2/2026 (75,892)
CNY 146,959,491 USD 21,613,781 Citigroup 7/2/2026 36,114
CZK 378,152,953 USD 17,727,668 Citigroup 7/2/2026 88,013
ILS 79,659,175 USD 26,733,958 Citigroup 7/2/2026 2,243
PEN 93,456,382 USD 27,421,038 Citigroup 7/2/2026 (11,259)
RON 73,624,241 USD 15,988,190 Citigroup 7/2/2026 79,604
SGD 43,642,747 USD 33,684,862 Citigroup 7/2/2026 56,487
THB 939,537,605 USD 28,163,597 Citigroup 7/2/2026 118,265
USD 63,718,600 CHF 49,862,474 Citigroup 7/2/2026 1,904,338
USD 25,664,189 PLN 93,430,506 Citigroup 7/2/2026 808,048
USD 34,247,790 SGD 43,642,747 Citigroup 7/2/2026 506,442
USD 11,337,994 CLP 10,122,560,894 Citigroup 7/2/2026 360,209
USD 1,808,691,569 EUR 1,553,003,517 Citigroup 7/2/2026 33,140,478
USD 14,174,778 RON 63,996,289 Citigroup 7/2/2026 208,193
USD 27,353,621 PEN 93,456,382 Citigroup 7/2/2026 (56,158)
USD 83,527,482 KRW 125,515,076,314 Citigroup 7/2/2026 2,513,426
USD 42,497,232 IDR 759,680,514,727 Citigroup 7/2/2026 9,507
USD 21,711,448 CNY 146,959,491 Citigroup 7/2/2026 61,552
USD 16,325,435 EUR 14,000,081 Citigroup 7/2/2026 319,123
USD 2,123,111 RON 9,627,952 Citigroup 7/2/2026 21,901
USD 33,761,264 SGD 43,642,747 Citigroup 8/4/2026 (62,596)
USD 15,956,744 RON 73,624,241 Citigroup 8/4/2026 (79,130)
USD 17,732,805 CZK 378,152,953 Citigroup 8/4/2026 (88,355)
USD 26,751,914 ILS 79,659,175 Citigroup 8/4/2026 (7,667)

Portfolio of Investments June 30, 2026
(continued)
NXUS

See Notes to Financial Statements
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
CZK Czech Koruna
DKK Danish Krone
EUR Euro
GBP Great British Pound
HUF Hungarian Forint
USD 27,384,078 PEN 93,456,382 Citigroup 8/4/2026 13,790
USD 12,079,250 CLP 11,065,075,784 Citigroup 8/4/2026 72,193
USD 28,183,028 THB 939,537,605 Citigroup 8/4/2026 (179,231)
USD 21,661,400 CNY 146,959,491 Citigroup 8/4/2026 (37,677)
USD 1,183,244 RON 5,446,940 Citigroup 8/4/2026 (3,137)
USD 1,672,675 CZK 35,565,753 Citigroup 8/4/2026 (3,427)
USD 3,022,554 DKK 19,761,281 Citigroup 8/4/2026 (5,547)
USD 2,679,795 ILS 8,001,083 Citigroup 8/4/2026 (7,976)
USD 5,744,716 GBP 4,340,947 Citigroup 8/4/2026 (16,711)
USD 53,866 ILS 160,257 Citigroup 8/4/2026 32
USD 3,276,844 THB 106,755,633 Citigroup 7/2/2026 63,297
USD 6,686,244 THB 218,027,045 Citigroup 7/2/2026 123,217
USD 18,855,720 THB 614,754,927 Citigroup 7/2/2026 350,432
CAD 321,150,786 USD 226,098,835 Morgan Stanley 7/2/2026 262,952
DKK 176,729,485 USD 26,875,838 Morgan Stanley 7/2/2026 155,285
IDR 759,680,514,727 USD 42,322,034 Morgan Stanley 7/2/2026 165,690
MXN 659,511,983 USD 37,557,630 Morgan Stanley 7/2/2026 185,384
NOK 98,333,647 USD 9,946,687 Morgan Stanley 7/2/2026 (9,478)
PLN 101,235,666 USD 26,844,766 Morgan Stanley 7/2/2026 87,851
USD 9,552,446 NOK 88,487,196 Morgan Stanley 7/2/2026 610,281
USD 27,543,214 DKK 176,729,485 Morgan Stanley 7/2/2026 512,091
USD 131,754,674 AUD 183,946,827 Morgan Stanley 7/2/2026 4,316,488
USD 41,830,460 MYR 165,815,944 Morgan Stanley 7/2/2026 1,164,379
USD 28,036,418 ILS 79,659,175 Morgan Stanley 7/2/2026 1,300,217
USD 1,558,420 CZK 32,481,658 Morgan Stanley 7/2/2026 28,132
USD 1,577,964 NZD 2,658,999 Morgan Stanley 7/2/2026 65,390
USD 754,710 NOK 7,002,228 Morgan Stanley 7/2/2026 47,093
USD 2,137,892 PLN 7,805,160 Morgan Stanley 7/2/2026 61,416
USD 1,054,668 CLP 942,514,890 Morgan Stanley 7/2/2026 32,523
USD 26,843,214 PLN 101,235,666 Morgan Stanley 8/4/2026 (87,926)
USD 9,942,501 NOK 98,333,647 Morgan Stanley 8/4/2026 9,969
USD 26,922,950 DKK 176,729,485 Morgan Stanley 8/4/2026 (158,026)
USD 226,420,198 CAD 321,150,786 Morgan Stanley 8/4/2026 (293,388)
USD 37,454,353 MXN 659,511,983 Morgan Stanley 8/4/2026 (180,066)
USD 42,220,892 IDR 759,680,514,727 Morgan Stanley 8/4/2026 (140,413)
USD 5,506,979 CAD 7,812,123 Morgan Stanley 8/4/2026 (7,921)
USD 975,181 SEK 9,469,375 Morgan Stanley 8/4/2026 (5,107)
USD 2,908,342 NOK 28,833,714 Morgan Stanley 8/4/2026 (4,108)
USD 4,989,674 HUF 1,562,188,500 Morgan Stanley 8/4/2026 (20,396)
USD 3,205,680 PLN 12,088,020 Morgan Stanley 8/4/2026 (10,026)
AUD 198,754,397 USD 137,331,835 Toronto Dominion 7/2/2026 365,022
CHF 53,239,814 USD 65,671,016 Toronto Dominion 7/2/2026 330,118
GBP 239,190,522 USD 315,755,408 Toronto Dominion 7/2/2026 1,709,184
HUF 4,972,749,778 USD 15,923,225 Toronto Dominion 7/2/2026 50,210
SEK 299,911,977 USD 30,782,948 Toronto Dominion 7/2/2026 205,616
USD 15,141,928 HUF 4,647,492,178 Toronto Dominion 7/2/2026 213,284
USD 32,269,200 SEK 299,911,977 Toronto Dominion 7/2/2026 1,280,635
USD 37,940,710 MXN 659,511,983 Toronto Dominion 7/2/2026 197,697
USD 3,812,345 JPY 605,462,876 Toronto Dominion 7/2/2026 86,993
USD 6,177,684 AUD 8,608,340 Toronto Dominion 7/2/2026 213,834
USD 1,061,403 HUF 325,257,600 Toronto Dominion 7/2/2026 16,612
USD 30,837,943 SEK 299,911,977 Toronto Dominion 8/4/2026 (209,539)
USD 137,243,091 AUD 198,754,397 Toronto Dominion 8/4/2026 (366,441)
USD 65,906,928 CHF 53,239,814 Toronto Dominion 8/4/2026 (347,073)
USD 15,898,803 HUF 4,972,749,778 Toronto Dominion 8/4/2026 (49,224)
USD 315,747,515 GBP 239,190,522 Toronto Dominion 8/4/2026 (1,712,863)
Total         $76,809,247
Total unrealized appreciation on forward foreign currency contracts         $93,955,039
Total unrealized depreciation on forward foreign currency contracts         $(17,145,792)

See Notes to Financial Statements
IDR Indonesian Rupiah
ILS Israeli New Shekel
JPY Japanese Yen
KRW South Korean won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish złoty
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
USD US dollar
Summary of investments by industry group
(% of net assets)
Banks 7.0%
Sovereign 2.2%
Financial Services 2.4%
Multi-National 2.1%
Utilities 1.5%
Insurance 0.6%
Real Estate Management & Development 0.1%
Transportation 0.5%
Automobiles & Components 0.6%
Telecommunications 0.4%
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Other 4.9%
Total 22.8%

Portfolio of Investments June 30, 2026
NURE
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.0%
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 99.0%
APARTMENTS - 44.2%
52,628 American Homes 4 Rent, Class A $ 1,764,091
9,370 AvalonBay Communities, Inc 1,768,025
15,162 Camden Property Trust 1,735,897
4,957 Centerspace 278,534
25,859 Equity Residential 1,756,602
6,142 Essex Property Trust, Inc 1,790,946
69,415 Independence Realty Trust, Inc 1,158,536
58,846 Invitation Homes, Inc 1,777,738
12,508 Mid-America Apartment Communities, Inc 1,737,861
6,468 NexPoint Residential Trust, Inc 180,587
44,464 UDR, Inc 1,775,003
TOTAL APARTMENTS 15,723,820
DIVERSIFIED - 1.0%
23,870 UMH Properties, Inc 361,392
TOTAL DIVERSIFIED 361,392
HOTELS - 25.9%
64,772 Apple Hospitality REIT, Inc 1,088,817
60,332 DiamondRock Hospitality Co 734,844
72,998 Host Hotels & Resorts, Inc 1,730,783
59,408 Park Hotels & Resorts, Inc 846,564
33,448 Pebblebrook Hotel Trust 649,226
44,181 RLJ Lodging Trust 523,545
14,732 Ryman Hospitality Properties, Inc 1,893,799
187,128 Service Properties Trust 316,246
30,889 Summit Hotel Properties, Inc 216,532
54,962 Sunstone Hotel Investors, Inc 629,315
27,216 Xenia Hotels & Resorts, Inc 554,118
TOTAL HOTELS 9,183,789
MANUFACTURED HOMES - 9.5%
27,181 Equity LifeStyle Properties, Inc 1,751,815
13,805 Sun Communities, Inc 1,655,358
TOTAL MANUFACTURED HOMES 3,407,173
SELF-STORAGE - 18.4%
41,946 CubeSmart 1,668,192
11,687 Extra Space Storage, Inc 1,698,121
20,952 National Storage Affiliates Trust 931,735
5,398 Public Storage 1,718,237
16,334 Smartstop Self Storage REIT, Inc 530,855
TOTAL SELF-STORAGE 6,547,140
TOTAL REAL ESTATE INVESTMENT TRUST COMMON STOCKS
(Cost $40,485,243) 35,223,314
TOTAL LONG-TERM INVESTMENTS
(Cost $40,485,243) 35,223,314
OTHER ASSETS & LIABILITIES, NET - 1.0% 348,900
NET ASSETS - 100% $ 35,572,214
REIT Real Estate Investment Trust

Portfolio of Investments June 30, 2026
NUIF
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 96.7%
COMMON STOCKS - 96.7%
ENERGY - 27.3%
3,419 Cheniere Energy, Inc $ 817,175
2,265 DT Midstream, Inc 332,366
16,560 Enbridge, Inc 897,718
12,960 Energy Transfer LP 247,795
16,000 Kinder Morgan, Inc 511,520
6,554 ONEOK, Inc 569,805
2,960 Pembina Pipeline Corp 136,900
2,760 Rockpoint Gas Storage, Inc, Class A 37,978
2,954 Targa Resources Corp 792,085
5,214 TC Energy Corp 345,636
12,720 Williams Cos, Inc 945,605
TOTAL ENERGY 5,634,583
INDUSTRIALS - 13.7%
2,101 Canadian National Railway Co 250,523
4,960 Canadian Pacific Kansas City Ltd 429,784
11,506 CSX Corp 546,880
3,120 GFL Environmental, Inc 114,785
695 Republic Services, Inc 148,091
1,743 Union Pacific Corp 474,096
2,160 Waste Connections, Inc 360,050
2,240 Waste Management, Inc 499,251
TOTAL INDUSTRIALS 2,823,460
REAL ESTATE - 0.6%
668 Digital Realty Trust, Inc 119,960
TOTAL REAL ESTATE 119,960
UTILITIES - 55.1%
13,280 Alliant Energy Corp 1,013,131
7,840 Ameren Corp 886,234
11,840 American Electric Power Co, Inc 1,619,830
14,619 CenterPoint Energy, Inc 643,821
560 Constellation Energy Corp 139,087
15,520 Entergy Corp 1,782,627
4,000 Evergy, Inc 345,720
1,680 IDACORP, Inc 254,184
17,526 NextEra Energy, Inc 1,538,257
21,098 NiSource, Inc 1,003,210
3,868 NRG Energy, Inc 564,960
800 Southern Co 76,568
1,360 Vistra Corp 215,737
16,160 Xcel Energy, Inc 1,297,648
TOTAL UTILITIES 11,381,014
TOTAL COMMON STOCKS
(Cost $19,475,390) 19,959,017
TOTAL LONG-TERM INVESTMENTS
(Cost $19,475,390) 19,959,017
OTHER ASSETS & LIABILITIES, NET - 3.3% 676,058
NET ASSETS - 100% $ 20,635,075

Statement of Assets and Liabilities
See Notes to Financial Statements

June 30, 2026 (Unaudited) NXUS NURE NUIF
ASSETS
Long-term investments, at value
†
$ 3,831,633,995 $ 35,223,314 $ 19,959,017
Cash — 99,594 675,996
Cash denominated in foreign currencies
^
246,951 — —
Cash collateral at brokers for investments in forward foreign currency contracts 18,442 — —
Segregated cash balance with authorized participant for deposit securities 2,044,257 — —
Unrealized appreciation on forward foreign currency contracts 93,955,039 — —
Receivables:
Dividends — 259,725 3,538
Interest 38,112,988 — —
Investments sold 432,654,889 — —
Reclaims 485,688 — —
Other 45,006 1,422 —
Total assets 4,399,197,255 35,584,055 20,638,551
LIABILITIES
Cash overdraft 76,273 — —
Unrealized depreciation on forward foreign currency contracts 17,145,792 — —
Payables:
Management fees 221,158 10,054 3,399
Collateral upon the receipt of in-kind securities from authorized participant 2,044,257 — —
Interest 874,076 — —
Investments purchased - regular settlement 505,045,621 — —
Variation margin on futures contracts — — —
Accrued expenses:
Professional fees 1,600 17 8
Trustees fees 37,172 347 69
Other 6,371 1,423 —
Total liabilities 525,452,320 11,841 3,476
Net assets $ 3,873,744,935 $ 35,572,214 $ 20,635,075
Shares outstanding 154,850,000 1,100,000 800,000
Net asset value ("NAV") per share $ 25.02 $ 32.34 $ 25.79
NET ASSETS CONSIST OF:
Paid-in capital 3,880,788,918 53,922,440 20,149,707
Total distributable earnings (loss) (7,043,983) (18,350,226) 485,368
Net assets $ 3,873,744,935 $ 35,572,214 $ 20,635,075
Authorized shares Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01
†
   Long-term investments, cost $ 3,946,780,233 $ 40,485,243 $ 19,475,390
^  Cash denominated in foreign currencies, cost $ 248,447 $ — $ —

Statement of Operations
See Notes to Financial Statements

Six Months Ended June 30, 2026 (Unaudited)
NXUS NURE NUIF
1
INVESTMENT INCOME
Dividends $ — $ 711,168 $ 4,395
Interest 55,523,115 — —
Tax withheld on income (290,218) — (624)
Total investment income 55,232,897 711,168 3,771
EXPENSES
Management fees 1,232,854 55,944 3,398
Professional fees 7,417 65 8
Trustees fees 83,076 678 69
Total expenses 1,323,347 56,687 3,475
Net investment income (loss) 53,909,550 654,481 296
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 151,023 (861,380) 1,445
In-kind redemptions (728,106) — —
Forward foreign currency contracts 24,835,187 — —
Foreign currency transactions 1,784,480 — —
Net realized gain (loss) 26,042,584 (861,380) 1,445
Change in unrealized appreciation (depreciation) on:
Investments (122,357,569) 5,520,082 483,627
Forward foreign currency contracts 90,243,690 — —
Foreign currency translations (880,191) — —
Net change in unrealized appreciation (depreciation) (32,994,070) 5,520,082 483,627
Net realized and unrealized gain (loss) (6,951,486) 4,658,702 485,072
Net increase (decrease) in net assets from operations $ 46,958,064 $ 5,313,183 $ 485,368
1
For the period June 17, 2026 (commencement of operations) through June 30, 2026.

Statement of Changes in Net Assets
See Notes to Financial Statements

NXUS NURE
Unaudited
Six Months
Ended
6/30/26
For the period
9/23/25
(commencement
of operations)
through
12/31/25
Unaudited
Six Months
Ended
6/30/26
Year Ended
12/31/25
OPERATIONS
Net investment income (loss) $ 53,909,550 $ 6,436,436 $ 654,481 $ 1,213,463
Net realized gain (loss) 26,042,584 (2,021,062) (861,380) (2,364,704)
Net change in unrealized appreciation (depreciation) (32,994,070) (5,873,896) 5,520,082 (2,274,220)
Net increase (decrease) in net assets from operations 46,958,064 (1,458,522) 5,313,183 (3,425,461)
Dividends (45,691,590) (6,851,935) (749,210) (1,213,463)
Return of capital – – – (411,477)
Total distributions (45,691,590) (6,851,935) (749,210) (1,624,940)
FUND SHARE TRANSACTIONS
Subscriptions 1,452,327,567 2,544,245,096 – –
Redemptions (115,782,594) (1,151) – (14,890,582)
Net increase (decrease) from Fund share transactions 1,336,544,973 2,544,243,945 – (14,890,582)
Net increase (decrease) in net assets 1,337,811,447 2,535,933,488 4,563,973 (19,940,983)
Net assets at the beginning of period 2,535,933,488 – 31,008,241 50,949,224
Net assets at the end of period $ 3,873,744,935 $ 2,535,933,488 $ 35,572,214 $ 31,008,241

See Notes to Financial Statements

NUIF
Unaudited
For the period
6/17/26
(commencement
of operations)
through 6/30/26
OPERATIONS
Net investment income (loss) $ 296
Net realized gain (loss) 1,445
Net change in unrealized appreciation (depreciation) 483,627
Net increase (decrease) in net assets from operations 485,368
FUND SHARE TRANSACTIONS
Subscriptions 20,149,707
Net increase (decrease) from Fund share transactions 20,149,707
Net increase (decrease) in net assets 20,635,075
Net assets at the beginning of period –
Net assets at the end of period $ 20,635,075

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Market
Price,
End of
Period
NXUS
6/30/26
(d)
$ 25.01 $ 0.38 $ (0.05) $ 0.33 $ (0.32) $ — $ — $ (0.32) $ 25.02 $ 25.06
12/31/25
(f)
25.00 0.19 (0.08) 0.11 (0.10) — — (0.10) 25.01 25.04
NURE
6/30/26
(d)
28.19 0.60 4.23 4.83 (0.68) — — (0.68) 32.34 32.34
12/31/25
31.84 0.91 (3.28) (2.37) (0.97) — (0.31) (1.28) 28.19 28.16
12/31/24
30.88 0.87 1.21 2.08 (0.89) — (0.23) (1.12) 31.84 31.80
12/31/23
28.43 0.75 2.85 3.60 (0.80) — (0.35) (1.15) 30.88 30.88
12/31/22
40.68 0.54 (11.99) (11.45) (0.59) — (0.21) (0.80) 28.43 28.42
12/31/21
26.98 0.46 13.79 14.25 (0.39) — (0.16) (0.55) 40.68 40.74
NUIF
6/30/26
(d),(g)
25.00 —
(h)
0.79 0.79 — — — — 25.79 25.82
(a)
Based on average shares outstanding.
(b)
Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the closing market price per share over the period, including the assumed reinvestment of distributions, if any, at the closing market price per share on each ex-dividend payment date during the period. Since shares of the Fund did not trade in the secondary market until after the Fund’s commencement of operations, for the period from the commencement of operations to the first day of market trading, the NAV is used as a proxy for the market price to calculate market price returns. Total returns are not annualized.
(c)
Does not include in-kind transactions.
(d)
Unaudited
(e)
Annualized.
(f)
For the period September 23, 2025 (commencement of operations) through December 31, 2025.
(g)
For the period June 17, 2026 (commencement of operations) through June 30, 2026.
(h)
Value rounded to zero.

See Notes to Financial Statements

Ratios and Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Market
Price
(b)
Net Assets,
End of Period
(000) Expenses
Net Investment
Income (Loss)
Portfolio
Turnover
Rate
(c)
1.31% 1.37% $ 3,873,745 0.07%
(e)
3.05%
(e)
10%
0.43 0.55 2,535,933 0.08
(e)
2.85
(e)
2
17.41 17.54 35,572 0.35
(e)
4.07
(e)
8
(7.53) (7.49) 31,008 0.36 3.04 14
6.83 6.69 50,949 0.35 2.76 29
12.99 13.03 49,411 0.36 2.56 17
(28.37) (28.49) 66,810 0.35 1.56 18
53.19 53.42 117,978 0.35 1.31 11
3.14 3.26 20,635 0.57
(e)
0.05
(e)
1

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information:
Nushares ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment
Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen International Aggregate Bond ETF (NXUS), Nuveen Short-
Term REIT ETF (NURE) and Nuveen U.S. Infrastructure ETF (NUIF) (each a “Fund” and collectively, the “Funds”), among others. The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of NXUS are listed and traded on the NYSE Arca, shares NURE are listed and traded on the Cboe BZX Exchange, Inc. and shares of NUIF are listed and traded on the NASDAQ Stock Market LLC. The NYSE Arca, Cboe BZX
Exchange, Inc and NASDAQ Stock Market LLC are each an “Exchange”.
Current Fiscal Period
: The end of the reporting period for the Funds is June 30, 2026, and the period covered by these Notes to Financial
Statements for NXUS and NURE is the six months ended June 30, 2026 while the period for NUIF is the period June 17, 2026 (commencement of operations) through June 30, 2026 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has
overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has entered into sub-advisory agreements with Nuveen Asset
Management (“NAM”) and Teachers Advisors, LLC (“TAL”) (each a “Sub-Adviser”) and collectively, the “Sub-Advisers”) each an affiliate of the
Adviser. NAM is responsible for managing the investment portfolio of NXUS and NUIF. TAL is responsible for managing the investment portfolio of
NURE.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of
America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The net asset value ("NAV") for financial reporting purposes may differ from the NAV for processing security and creation unit transactions. The NAV for financial reporting purposes includes security and creation unit transactions through the date of the report. Total return is computed based on the NAV used for processing security and creation unit transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
The tax character of Fund distributions for a fiscal year is dependent upon the amount and tax character of distributions received from securities held in the Funds’ portfolio. Distributions received from certain securities in which the Fund invests, most notably real estate investment trust (REIT)
securities, may be characterized for tax purposes as ordinary income, long-term capital gain and/or a return of capital. The issuer of a security reports the tax character of its distributions only once per year, generally during the first two months of the calendar year for the previous year. The distribution is included in the Funds’ ordinary income until such time the Fund is notified by the issuer of the actual tax character. Dividend income, net realized gains, (loss) and unrealized appreciation (depreciation) recognized on the Statement of Operations reflect the amounts of income, capital gain, and/or return of capital as reported by the issuers of such securities for distributions during the prior fiscal period.
Foreign Currency Transactions and Translation:
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Some markets in which the Funds invest impose capital controls, repatriation limits and/or transaction fees, for example, on the amount of foreign currency that may be converted to U.S. dollars. These restrictions, in some markets where foreign exchange restrictions are imposed, may be reflected in non-deliverable forward rates (NDF), or prevailing “offshore” rates that apply to non-local investors. Accordingly, the Fund may apply
NDF rates, or another alternative exchange rate believed by the Adviser to be more reflective of the rates at which the Funds may transact, where applicable, to convert the value of non-U.S. dollar denominated securities to U.S. dollars. The U.S. dollar market value of such securities held in markets where NDF rates exist may be lower than the U.S. dollar market value of securities using prevailing local or “onshore” foreign currency exchange rates.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the end of trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind ("PIK") interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Segment Reporting:
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-
term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as
“total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2025-11)
: In December 2025, the FASB issued Accounting Standard Updated ("ASU") No. 2025-11,
Interim Reporting (Topic 270) Narrow Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S.

Notes to Financial Statements
(continued)
NURE
Level 1
Level 2
Level 3
Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks
$ 35,223,314
$ –
$ –
$ 35,223,314
$ 35,223,314
$ –
$ –
$ 35,223,314
a
NUIF
Level 1
Level 2
Level 3
Total
Long-Term Investments:
Common Stocks
$ 19,959,017
$ –
$ –
$ 19,959,017
$ 19,959,017
$ –
$ –
$ 19,959,017
a
dollars at the prevailing rates of exchange on the valuation date. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the current fiscal period, based on the inputs used to value them:
* Represents net unrealized appreciation (depreciation).
4. Portfolio Securities
Securities Lending:
The Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements
NXUS
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 889,156,498 $ – $ 889,156,498
Sovereign Debt – 616,615,121 – 616,615,121
Emerging Market Debt and Foreign Corporate Bonds – 2,240,674,430 – 2,240,674,430
Investment Companies 85,187,946 – – 85,187,946
$ 85,187,946 $ 3,823,255,296 $ – $ 3,908,443,242
a
Investments in Derivatives:
Forward Foreign Currency Contracts* – 76,809,247 – 76,809,247
$ – $ 76,809,247 $ – $ 76,809,247

of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current fiscal period, the Fund did not have any securities out on loan.
Purchases and Sales:
Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:
In-kind transactions during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Forward Foreign Currency Contracts:
During the current fiscal period, NXUS used forward foreign currency contracts to partially hedge its exposure to non-U.S. dollar denominated positions.
A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statement of Assets and Liabilities. The Funds realizes gains and losses at the time the forward contracts are closed and are included on the Statement of Operations. Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statement of Assets and Liabilities.
The average notional amount of forward contracts outstanding during the current fiscal period was as follows:
Purchases Sales
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government
Sales
NXUS $ 713,530,692 $ 397,735,931
NURE 3,697,429 2,890,984
NUIF 185,208 111,496
Fund
In-Kind
Purchases
In-Kind
Sales
NXUS $ 1,206,613,739 $ 72,746,762
NURE — —
NUIF 19,599,532 —

Notes to Financial Statements
(continued)
The following table presents the forward foreign currency contracts subject to netting agreements and the collateral delivered related to those forward foreign currency contracts as of the end of the reporting period.
As of the end of the current fiscal period, NXUS invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Each Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof
(“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen
Securities, LLC, the Funds' distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.
Fund
Average Notional
Amount of
Forward
Contracts
Outstanding*
NXUS $ 9,778,919,941
*
The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund Counterparty
Gross Unrealized
Appreciation on
Forward Foreign
Currency Contracts*
Gross Unrealized
(Depreciation) on
Forward Foreign
Currency Contracts* Net Unrealized
Collateral
Pledged to (from)
Counterparty Net Exposure
NXUS ANZ Banking Group Ltd $ 4,325,933 $ (3,379,417) $ 946,516 $ — $ 946,516
NXUS Barclays Capital 35,097,855 (9,529,618) 25,568,237 — 25,568,237
NXUS Citigroup 40,856,904 (634,763) 40,222,141 18,442 40,240,583
NXUS Morgan Stanley 9,005,142 (916,855) 8,088,287 — 8,088,287
NXUS Toronto Dominion 4,669,205 (2,685,139) 1,984,066 — 1,984,066
*  Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Funds’ Portfolio of Investments.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
NXUS
Forward foreign currency
contracts
Foreign currency
exchange rate
Unrealized appreciation on
forward contracts
$ 93,955,039 Unrealized depreciation on
forward contracts
$ (17,145,792)
1 1 1 1 1 1 1 1
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
NXUS
Forward foreign currency contracts Foreign currency exchange rate $ 24,835,187 $ 90,243,690

Creation Units are purchased and redeemed in-kind for a designated portfolio of securities and/or a specified amount of cash, as determined by each Fund's investment approach. Creation Units may be delivered in advance of receipt by a Fund of all or a portion of the designated portfolio securities. In these instances the Authorized Participants must deposit cash collateral in an amount equal to the sum of the (i) cash component, (ii)
all applicable fees and (iii) an amount of cash equal to a percentage of the market value of the undelivered securities, as defined in the participation agreement. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.
Transactions in Fund shares during the current and prior period were as follows:
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
NXUS NURE
Six Months Ended
6/30/26
For the period
9/23/25
(commencement of
operations)
through 12/31/25
Six Months Ended
6/30/26
Year Ended
12/31/25
Shares Value Shares Value Shares Value Shares Value
Subscriptions 58,100,000 $1,452,327,567 101,400,000 $2,544,245,096 – $– – $–
Redemptions (4,650,000) (115,782,594) – (1,151) – – (500,000) (14,890,582)
Net increase (decrease) 53,450,000 $1,336,544,973 101,400,000 $2,544,243,945 – $– (500,000) $(14,890,582)
NUIF
For the period
6/17/26
(commencement of
operations)
through 6/30/26
Shares Value
Subscriptions 800,000 $20,149,707
Redemptions – –
Net increase (decrease) 800,000 $20,149,707
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NXUS $ 4,033,289,590 $ 11,220,278 $ (136,066,626) $ (124,846,348)
NURE 41,190,338 1,208,656 (7,175,680) (5,967,024)
NUIF 19,475,390 536,971 (53,344) 483,627

Notes to Financial Statements
(continued)
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for its investment advisory services to the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser. The Adviser is responsible for substantially all other expenses of the Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.
The annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the
Sub-Advisers or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds did not engage in cross-trades pursuant to these procedures.
9. Subsequent Events
Sub-Adviser Merger:
At the close of business on July 31, 2026, TAL merged into NAM. In connection with this merger, effective August 1, 2026
NAM became the sub-adviser to NURE.
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NXUS
$ — $ — $ (2,644,820) $ — $ (5,665,637) $ — $ (8,310,457)
NURE
— — (11,487,106) (11,427,093) — — (22,914,199)
NUIF
— — — — — — —
Fund
Short-Term Long-Term Total
NXUS
$ — $ — $ —
NURE
3,970,005 7,457,088 11,427,093
NUIF
— — —
Fund Management Fee
NXUS 0.07%
NURE 0.35
NUIF 0.55

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Funds do not pay any remuneration to their officers, but the Funds do reimburse Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, for an allocable portion of Nuveen Fund Advisors, LLC’s cost of the compensation for the Funds’ Chief Compliance Officer. The aggregate remuneration paid to the trustees (all of whom are independent) and to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, by each Fund is reported as “Trustees fees” and “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen International Aggregate Bond ETF

Nuveen Short-Term REIT ETF

(collectively, the “Funds”)

I. The Approval Process

At an in-person meeting held on April 28 and 29, 2026 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nushares ETF Trust (the “Trust”) approved, for Nuveen Short-Term REIT ETF (the “Short-Term REIT Fund”), the renewal of the investment management agreement (an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”). Similarly, the Board approved the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) with Teachers Advisors, LLC (“TAL” or the “Sub-Adviser”), pursuant to which TAL served as the sub-adviser to such Fund. At the time of the Meeting, prior to the Restructuring (as defined below), the Nuveen fund complex consisted of the group of funds advised by NFAL (the “NFAL Funds”), including the Funds, and the group of funds advised by TAL (such funds, the “TC Funds”; the NFAL Funds and the TC Funds are collectively referred to as the “Nuveen funds” or the “funds”). TAL and NFAL were affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL was an indirect wholly owned subsidiary of TIAA.

The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Investment Management Agreement and Sub-Advisory Agreement (each, an “Advisory Agreement”) on behalf of the Short-Term REIT Fund. The Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund Adviser.” The Advisory Agreements of Nuveen International Aggregate Bond ETF (the “International Aggregate Bond Fund”), including an Investment Management Agreement with NFAL and investment sub-advisory agreement with Nuveen Asset Management, LLC (“NAM”; such investment sub-advisory agreement is the “NAM Sub-Advisory Agreement”), were not up for renewal at the Meeting, and accordingly, the renewal discussion in this Section I would not be applicable to such Fund. TAL was an affiliate of NAM, and NAM is an affiliate of NFAL.

In accordance with applicable law, following up to an initial two-year period, the Board considers the approval of the continuance of each investment management agreement and investment sub-advisory agreement on behalf of the applicable fund on an annual basis. With respect to the Short-Term REIT Fund, in considering the continuance of each Advisory Agreement, the Board considered information received by it throughout the year as well as materials prepared specifically at the Board’s request for the Board’s evaluation of the Advisory Agreements at the Meeting. The Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board and its committees meet regularly throughout the year, including in executive sessions, providing the Board Members with the opportunity to assess the quality and scope of the various services provided by a Fund Adviser during the year through the written materials, oral presentations and discussions with senior management. The information provided to the Board and/or its committees at these meetings covered a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements, including, but not limited to: (a) the investment performance of the Nuveen funds over various periods and the reasons for any outperformance or underperformance relative to peers and/or benchmarks or other performance metrics (as applicable); (b) strategic priorities for the business of the Adviser, including significant developments impacting a Fund Adviser; (c) product initiatives for various funds; (d) compliance, regulatory and risk management reports, including any initiatives in seeking to strengthen compliance capabilities and controls and to meet regulatory requirements, compliance policies and procedures; (e) other payments to intermediaries, including Rule 12b-1 fees (as applicable); (f) reports on the valuation of securities; (g) periodic investment team presentations; (h) evaluations on fund expenses; (i) trading practices and execution quality of portfolio transactions; and (j) management of distributions.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements for the Short-Term REIT Fund. The materials provided in conjunction with the Meeting included, among other things, (a) a description of the nature, extent and quality of services provided by the Fund Advisers; (b) a review of the Sub-Adviser and/or investment team (as applicable); (c) fund performance over various periods with a focus on funds considered to have met certain challenged performance measurements; (d) the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; (e) a list of management fees and sub-advisory fee schedules and unitary ETF fees; (f) an analysis of advisory fees compared to fees assessed to other types of clients; (g) a review of temporary and/or permanent expense caps and fee waivers (as applicable); (h) a description of portfolio manager compensation; (i) certain profitability and/or financial data; (j) a summary of the investments made in 2025 by the Adviser and/or its affiliates in technology enhancements; and (k) a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of the Short-Term REIT Fund to those of a peer universe and also to a peer group of funds, as well as a description of Broadridge’s methodology in compiling the expense universe and expense group, as applicable.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the Board and its committees in overseeing the applicable Nuveen funds and working with the respective Fund Advisers in their review of the applicable Advisory Agreements.

As part of their review, the Board Members and independent legal counsel met in executive session on April 17, 2026 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the applicable Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information and received the responses to

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

these follow-up questions and requests. In addition to the April Executive Session, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the materials, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members had the benefit of independent legal counsel during the annual review process as well as throughout the year and met with independent legal counsel at various executive sessions without the presence of any Fund Adviser management. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the applicable Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the Short-Term REIT Fund for an additional one-year period until May 1, 2027. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’ advisory arrangements and oversight of the funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements on behalf of the Short-Term REIT Fund is set forth below.

In addition, as noted above, after an initial period of up to two years, the 1940 Act requires the Board to review advisory agreements on an annual basis. In connection with the annual review, management and the Board proposed to reset the annual review schedule for the advisory agreements to permit the agreements to continue for a one-year period until August 1st following the renewal as opposed to the current May 1st deadline. To implement the new review schedule, at its in-person meeting held on May 27-28, 2026 (the “May Meeting”), the Board approved the continuance of the respective Investment Management Agreement on behalf of each Fund and the NAM Sub-Advisory Agreement on behalf of the International Aggregate Bond Fund through July 31, 2027. A discussion of the Board’s approval at the May Meeting of the continuance of such Advisory Agreements is set forth in Section II below.

At the May Meeting, in addition to revising the renewal schedule, management also proposed an internal restructuring (the “Restructuring”) pursuant to which TAL would be merged into NAM, anticipated to be effective on or about August 1, 2026. In connection with the Restructuring, it was proposed, in relevant part, for the Nuveen funds currently sub-advised by TAL (including the Short-Term REIT Fund), that NAM would serve as the sub-adviser to such funds pursuant to a new sub-advisory agreement with NAM on behalf of the applicable funds. At the May Meeting, the Board approved a new sub-advisory agreement with NAM on behalf of the Short-Term REIT Fund (the “New Sub-Advisory Agreement”) to continue through July 31, 2027. A discussion of the Board’s approval at the May Meeting of the New Sub-Advisory Agreement is set forth in Section II below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the applicable Advisory Agreements at the Meeting, the Board Members received and considered information regarding the nature, extent and quality of the respective Fund Adviser’s services provided to the Short-Term REIT Fund. With this approach, they considered the roles of the Adviser and the Sub-Adviser in providing services to such Fund.

The Board considered that the Adviser provides a wide array of management, oversight and other services necessary to manage and operate the funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. In its review of the services provided by the Adviser and its affiliates, the Board considered a description of the staffing levels of the investment and non-investment personnel; the experience and qualifications of key personnel; succession planning and staffing in seeking to help ensure the continuation of services and avoid business disruptions as a result of retirements or departures; business continuity functions which seek to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions; ongoing investments in the infrastructure and technology in enhancing the services provided to the applicable Nuveen funds; certain financial data of the Adviser and/or TIAA in assessing the financial stability and condition of the Adviser to continue to provide a high level of quality services to the applicable Nuveen funds; and portfolio manager compensation structure in seeking to attract and retain high quality talent.

In its evaluation, the Board considered that the Adviser is responsible for providing investment advisory services and does so indirectly through a sub-adviser. In this regard, the Short Term-REIT Fund utilized the Sub-Adviser and its investment team to manage the portfolio of the Fund subject to the supervision of the Adviser. In evaluating the investment advisory services, the Board and/or its investment committee considered the Adviser’s role, among other things, in monitoring and reporting to the Board on fund performance, market conditions and investment team matters; setting and evaluating investment strategies, including changes to mandates, policies and benchmarks; monitoring and overseeing the performance and investment capabilities of the Sub-Adviser and/or investment teams and recommending changes thereto as appropriate; monitoring compliance with portfolio guidelines; monitoring and analyzing the trade execution of the funds’ portfolios; and managing valuation matters. As the Short-Term REIT Fund is an exchange-traded fund (an “ETF”), such services also include, but are not limited to, performance monitoring and assessment, evaluating tax efficiencies consistent with portfolio management, reviewing tracking error and analyzing secondary market dynamics.

The Board considered the division of responsibilities between the Adviser and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel, as noted, generally were responsible for the management of the Short-Term REIT Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser which included, among other things, a summary of changes (if any) in

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the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreement.

In addition to the portfolio management services provided to the Nuveen funds, the Board considered the comprehensive package of non-management services the Adviser and its various teams and affiliates provide to manage and operate the applicable funds, including compliance, regulatory, administrative and other services which have expanded over the years as a result of market, regulatory and other developments. Such services include, but are not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; regulatory and regulatory advocacy services, including monitoring regulatory developments that may impact the fund(s), responding to regulatory inquiries and examinations and fulfilling regulatory filing requirements; Board and committee support services, including organizing meetings and coordinating site visits and presentations with affiliated and/or external investment teams and providing reports on a wide range of topics relating to the operations and management of the funds, including strategic initiatives and priorities, fund performance, trade execution, securities lending (as applicable), compliance matters, valuation matters, liquidity and derivatives risk management; oversight services, including establishing and coordinating the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); and legal support services.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the Short-Term REIT Fund under each applicable Advisory Agreement.

B. The Investment Performance of the Short-Term REIT Fund and Fund Advisers

The Board, directly or through its Investment Committee, which is comprised of all Board Members, provides oversight of the investment performance process. In evaluating the quality of the services provided by the Fund Advisers, the Board and/or its Investment Committee monitors Fund performance on an ongoing basis, which includes quarterly performance reporting at each of its quarterly meetings with an annual performance review at its February 10-12, 2026 meeting (the “February Meeting”). At the February Meeting, the Board and/or its Investment Committee considered, among other things, the performance of the Short-Term REIT Fund over the quarter, one-, three- and five-year periods ended December 31, 2025 on an absolute basis and as compared to a benchmark for the prescribed periods. Prior to the Meeting, the Board also received updated Fund performance over various periods ended March 31, 2026. The Board considered, in particular, the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts.

In evaluating performance, the Board considered some of the limitations of the performance data including, in particular, that differences between a Nuveen fund and its benchmark (such as with respect to the investment objectives and strategies) may lead to significantly different results. In addition, the Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. The Board also considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance of the periods reviewed by the Board.

With respect to the ETFs, the Board considered that certain ETFs (the “Index ETFs”) are designed to track the performance of a specified index (the “Underlying Index”) and others are actively managed. In this regard, the Board considered that the Short-Term REIT Fund is an Index ETF.

With respect to relative benchmark performance for the Index ETFs, the Board considered, among other things, the Index ETF’s performance in comparison to the performance of its Underlying Index, the performance of the Underlying Index compared to its base index from which it was derived over the one-, three- and five-year periods ended December 31, 2025 (or such shorter periods for funds that did not exist during those time frames) and each Index ETF’s tracking error and correlation data over various periods. However, given that the Index ETFs seek to track an Underlying Index, the Board considered the extent to which such an Index ETF tracked its Underlying Index and correlation data to be of greater relevance in assessing fund performance and, therefore, placed more emphasis on the tracking error and correlation data.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. From year to year, the Board may place different emphasis on particular performance information given changing circumstances in market and economic conditions. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records over various time periods in its discussions with management. Depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or peer group, as applicable, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified as experiencing performance issues, the Board seeks to discuss with the Adviser the reasons for the underperformance and any recommendations to improve performance and to monitor such funds more closely until performance improves.

With respect to the Short-Term REIT Fund, additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above are set forth below in Section I.F.

With respect to the Short-Term REIT Fund, on the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

With respect to the Short-Term REIT Fund, as part of the annual review, the Board Members considered, among other things, the management fee schedule agreed to by the Adviser for the Fund. In addition to the management fee arrangements, the Board Members considered such Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the Fund.

The Board also considered comparative fee and expense information prepared by Broadridge, an independent third-party provider of fund data. More specifically, the Board Members generally considered, among other things, the Short-Term REIT Fund’s management fee rate and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”). The Short-Term REIT Fund pays a unitary fee and therefore, the Board reviewed, among other things, the unitary fee compared to the contractual and actual management fees of the respective Expense Group and Expense Universe. In addition, the Board reviewed such Fund’s net total expense ratio compared to the net total expense ratio of the respective Expense Group and Expense Universe. In its review of such comparative fee and expense data, the Board considered, among other things, a fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the most desirable quartile ranking and the fourth quartile representing the least desirable ranking. The Board considered, in particular, each fund with a net total expense ratio that met certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio.

In evaluating the fees and expenses of the Nuveen funds and comparative rankings, the Board considered some of the limitations which may reduce some of the value of the comparative data. In particular, the Board considered the methodology employed by Broadridge to establish its Expense Universe and Expense Group. In addition, the Board considered that the fee and expense information in the Broadridge report for each fund reflected information for a specific period and that historic asset levels and expenses may differ from current levels, particularly in a period of market volatility.

The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these differences into account in considering the comparative peer data.

The Board further considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the Short-Term REIT Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Fund.

With respect to the Short-Term REIT Fund, the Board, as noted, considered that the Fund pays the Adviser a single, all-inclusive (or unitary) management fee for providing or paying for all services necessary for the management and operation of the Fund, subject to certain exceptions. Given the Adviser pays the Fund’s expenses subject to certain exceptions under the unitary management fee arrangement, the Board considered the expense ratios were the more relevant comparative data point. The Board further considered the expenses of the Fund paid by the Adviser for the 2025 calendar year. The Board considered that the unitary fee structure is beneficial to Fund shareholders because it discloses to shareholders the costs of owning Fund shares, shifts the risk to the Adviser of increased costs of operating such Fund and provides a direct incentive to minimize administrative inefficiencies.

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Additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above is set forth in Section I.F below. With respect to the Short-Term REIT Fund, based on its review of the information provided, the Board determined that such Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also requested and received information concerning the advisory fees and services provided to other clients of the Adviser, affiliated sub-advisers and/or advisory affiliates which may include, among others: separately managed accounts (“SMAs”), foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts (as applicable). The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the open-end funds compared to the management fee of the applicable fund. The Board considered, among other things, that differences in the breadth of services provided to the funds compared to other types of clients (including the differences in the level of advisory services required of passively managed funds compared to actively managed funds); the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the differences in regulatory, disclosure and governance requirements applicable to funds and the infrastructure and activities necessary to support such requirements; the establishment and maintenance of servicing relationships with various service providers for the funds; the differences in investment policies and strategies, investor profiles and account sizes; and other factors all may contribute to the variations in relative fee rates. The Board, however, considered that there were no comparable clients for the Nuveen ETFs. Further, the Board considered the differences in risks the Adviser incurs, including entrepreneurial, legal and regulatory risks when sponsoring and managing funds compared to serving as adviser to other types of clients or sub-adviser to other funds.

With respect to the Sub-Adviser, the Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates.

The Board concluded that the varying levels of fees were reasonable given the foregoing.

3.	Profitability of Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed the affiliated sub-advisers) from its relationship with the Short-Term REIT Fund, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser (as well as the Adviser and TAL on a combined basis) attributable to servicing all applicable funds for 2025 and 2024; (c) certain profitability data of both the Adviser and TAL on a combined basis derived from the type of fund in the aggregate (i.e., from the closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2025 and 2024; and (d) certain profitability data of both the Adviser and TAL on a combined basis provided by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered estimated profitability data at the per fund level for the Adviser.

In reviewing the profitability data, the Board Members recognized the subjective nature and difficulty in calculating profitability, particularly on a per fund level. The Board considered that the information is not audited and is based on cost allocation methodologies seeking to allocate various expenses throughout the complex and among the various advisory products. The Board Members considered the allocation methodology used to prepare the profitability data but considered that other valid and reasonable methodologies also could be used and could lead to significantly different profit and loss results.

Further, the Board considered Nuveen’s estimated profitability (pre- and post-distribution margins and pre-tax) from its services to the funds compared to the profitability margins of certain peers. The Board Members, however, considered the inherent limitations of the comparative data given that profitability data is only available from peers which publish publicly available information and may be affected by numerous factors including, among other things, the types of funds a peer manages, its business mix, cost of capital, the assumptions and allocation methodology used in developing its profitability data, and fee waivers and expense reimbursements by the peer(s).

Aside from the foregoing profitability data, the Board also considered the financial condition of TIAA. The Board Members considered certain financial data of TIAA as of December 31, 2025 and 2024. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated sub-advisers) level of profitability from its relationship with the Short-Term REIT Fund was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale as a fund and/or the complex grows larger. The Board considered the difficulty in measuring economies of scale with any precision but considered the various means the Fund Advisers employ to help share the benefits of economies of scale with the respective funds and their shareholders.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

The Board considered the Short-Term REIT Fund’s advisory fee schedule. As noted above, the Board considered that such Fund pays a unitary fee and as a result, any reduction in fixed costs associated with the management of the Fund would benefit the Adviser. However, the Board Members considered that the unitary fee schedule provides shareholders with a level of certainty of the expenses of the Nuveen ETFs. The Board Members considered that the unitary fees generally provide inherent economies of scale because the Nuveen ETF would maintain a relatively fixed fee over the annual contract period even if the particular fund’s assets declined and/or operating costs rose.

In addition, the Board considered the Adviser’s and/or affiliates’ ongoing investments in their business, including investments in various technology initiatives from which the fund complex may benefit as well as ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

The Board further considered that the scope of services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. These benefits include, among other things, fees paid to affiliates of the Adviser for services as noted below, the sharing of personnel and investment-related infrastructure with other clients of the Adviser, the use of affiliated sub-advisers in which case all the advisory revenue generated from such funds remains within Nuveen, and the use of certain funds as investment options for other products offered by the Adviser and/or its affiliates (such as life insurance separate account products, fund of funds or 529 education savings plans).

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated.

In addition, the Board Members considered that the Adviser and the Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients but such costs are reimbursed to the funds.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and non-profit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Short Term REIT Fund were reasonable in light of the services provided.

F. Additional Fund-Specific Factors

With respect to the Short-Term REIT Fund, set forth below are (i) additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above; and (ii) additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above.

Nuveen Short-Term REIT ETF

Relative Net Performance

••The Board considered, among other things, the performance of the Fund for the one-, three- and five-year periods ended December 31, 2025 on an absolute basis and relative return basis compared to its Underlying Index as well as its tracking error compared to its Underlying Index as of December 31, 2025 and as of each month end for the 2025 calendar year. Given the Fund’s investment objective as an Index ETF, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered management’s assessment that the Fund had performed in line with expectations during the quarter and trailing one-year period ended December 31, 2025.

Comparative Fees and Expenses
	Expense Group	Expense Universe
Actual Management Fee Rate	Second Quartile	Second Quartile
Net Total Expense Ratio	Second Quartile	Second Quartile

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G. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. With respect to the Short-Term REIT Fund, the Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to such Fund and that the Advisory Agreements be renewed for an additional one-year period.

II. Subsequent Approvals of Advisory Agreements

As noted above, the 1940 Act provides, in general terms, that an advisory and sub-advisory agreement may continue in effect for a period of more than two years only so long as the board, including a majority of the disinterested trustees, approves its continuance. During the annual review, management and the Board proposed to reset the annual review schedule for the advisory and sub-advisory agreements of the Nuveen funds to permit the agreements to continue for a one-year period until August 1st the following year as opposed to the existing May 1st annual deadline. In addition to the new review schedule, management also proposed the internal Restructuring pursuant to which TAL would be merged into NAM. In conjunction with the Restructuring, it was proposed that NFAL would become investment adviser to the TC Funds and NAM would become sub-adviser to the TC Funds as well as other existing funds currently sub-advised by TAL, including the Short-Term REIT Fund.

At its May Meeting, with respect to the Funds, the Board approved the Investment Management Agreements with certain minor changes as appropriate to reflect the Restructuring to continue through July 31, 2027. In addition, the Board approved the New Sub-Advisory Agreement on behalf of the Short-Term REIT Fund and the NAM Sub-Advisory Agreement on behalf of the International Aggregate Bond Fund, in each case, to continue through July 31, 2027. As part of its review of the foregoing arrangements, the Board, through independent legal counsel, requested and received information regarding, among other things, the proposed renewal of the Investment Management Agreements and NAM Sub-Advisory Agreement and the Restructuring, and the impact of the Restructuring on the provision of services and the related New Sub-Advisory Agreement.

In their review, the Board Members considered, with respect to the Short-Term REIT Fund, that they had recently completed their annual review of the Advisory Agreements at the Meeting and many of the factors considered at the annual review were applicable to their evaluation of the continuance of the Investment Management Agreement and approval of the New Sub-Advisory Agreement for such Fund. Similarly, with respect to the International Aggregate Bond Fund, the Board recently approved its Advisory Agreements, including its Investment Management Agreement and the NAM Sub-Advisory Agreement, at a meeting of the Board held on August 4-6, 2025. Accordingly, in evaluating the respective advisory and sub-advisory agreements, the Board Members relied upon their knowledge and experience with the Adviser, TAL and NAM and considered the information received and their evaluations and conclusions drawn at the annual review. The Board considered management’s representation that the information and materials provided in connection with the annual review of Advisory Agreements at the Meeting remained unchanged in all material respects. Further, with respect to the continuance of the respective Investment Management Agreement for each Fund and the NAM Sub-Advisory Agreement for the International Aggregate Bond Fund, the Board considered the terms of such agreements with certain minor changes as appropriate to reflect the Restructuring.

The Board Members also received materials which, among other things, outlined the Restructuring, any anticipated changes in the services provided to the Nuveen funds, any anticipated changes to the fees charged to the Funds under the current Advisory Agreements, any benefits to the Nuveen funds and Adviser as a result of the Restructuring, any material conflicts of interest that may arise for the Adviser as a result of the Restructuring, the terms of the New Sub-Advisory Agreement applicable to the Short-Term REIT Fund and any costs associated with the Restructuring.

In evaluating the services to be provided following the Restructuring, the Board considered that the Restructuring was not anticipated to result in (a) any changes to the services provided to the Funds; (b) any changes to the personnel who provide portfolio management services to the Funds; (c) any changes to the investment philosophy, strategies, process or guidelines of the Funds; (d) any changes to the investment, analyst, trading, operational, administrative, legal or compliance resources currently being used with respect to the Funds; (e) any adverse changes to the nature, level or quality of actual investment advisory and other services provided to the Funds under the current agreements; or (f) any changes to the fees charged to the Funds under the current agreements. The Board further considered that there were no anticipated changes to the senior leadership responsible for the overseeing and providing of advisory and/or sub-advisory services to the Fund previously sub-advised by TAL (i.e., the Short-Term REIT Fund). The Board considered that there is no anticipated change to the personnel providing services to the Funds as the compliance, operational and portfolio management teams of Nuveen were already consolidated in all material respects with respect to the management of the funds whether a fund was advised by TAL or NFAL. After consideration of the foregoing, the Board Members considered that there would be no diminution of the nature, quality or extent of services provided to the Funds. The Board also considered the terms of the New Sub-Advisory Agreement and the fees paid thereunder to NAM. The Board considered that the fee rates would not change under the New Sub-Advisory Agreement and that NFAL would be responsible to pay NAM as the sub-adviser to the Short-Term REIT Fund under the New Sub-Advisory Agreement.

In addition, the Board considered the various benefits that the funds may derive from the Restructuring, including from enhanced operational efficiencies and streamlined processes, and a simplified and more transparent advisory relationship pursuant to which the funds would work with a single advisory entity helping to make oversight and governance more efficient. The Board considered that the Adviser and its affiliates may also benefit through more operational efficiencies and reduced redundancies and the consolidation of certain services and systems which may lead to cost savings. Other than the benefits noted, the Board considered that management does not believe there are any material conflicts of interest that may arise for Nuveen with respect to the funds as a result of the Restructuring. The Board considered that the costs of the Restructuring would be borne by Nuveen.

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Investment Management Agreement and, with respect to the International Aggregate Bond Fund, the NAM Sub-Advisory Agreement, were reasonable, that the fees of each of the Adviser and applicable sub-adviser (i.e., NAM) were reasonable in light of the services provided to each Fund and that each of the foregoing be renewed for an additional one-year period through July 31, 2027. Similarly, with respect to the Short-Term

7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

REIT Fund, the Board Members concluded that the terms of the New Sub-Advisory Agreement were reasonable, that the fees of the applicable sub-adviser (i.e., NAM) were reasonable in light of the services provided to the Fund and that the New Sub-Advisory Agreement be approved for a one-year period through July 31, 2027.

8

Nuveen U.S. Infrastructure ETF

(the “Fund”)

The Approval Process

At the meeting held on May 27-28, 2026 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nushares ETF Trust (the “Trust”), which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)), considered and approved for the Fund, a series of the Trust, the investment management agreement (the “Investment Management Agreement”) pursuant to which Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”) would serve as investment adviser to the Fund and the investment sub-advisory agreement (the “Sub-Advisory Agreement”) pursuant to which Nuveen Asset Management, LLC (“NAM” or the “Sub-Adviser”) would serve as investment sub-adviser to the Fund. The Adviser and the Sub-Adviser are each hereafter a “Fund Adviser.” The Investment Management Agreement and the Sub-Advisory Agreement are each hereafter an “Advisory Agreement” and collectively, the “Advisory Agreements.” The references to the Board and the Board Members are interchangeable.

To assist the Board in its evaluation of an Advisory Agreement with a Fund Adviser at the Meeting, the Board Members had received, in adequate time in advance of the Meeting and/or at prior meetings, materials which outlined, among other things:

•	the nature, extent and quality of the services expected to be provided by the Fund Adviser;

•	the organization of the Fund Adviser, including the responsibilities of various departments and key personnel;

•	the expertise and background of the Fund Adviser;

•	certain performance-related information (as described below);

•	certain profitability-related information (as described below);

•	the proposed unitary fee structure for the Fund, including comparisons of the Fund’s proposed unitary fee with the net expense ratios of comparable funds; and

•	the soft dollar practices of the Fund Adviser, if any.

At the Meeting and/or at prior meetings, the Adviser made presentations to and responded to questions from the Board. During the Meeting and/ or at prior meetings, the Board Members also met privately with their legal counsel to, among other things, review the Board’s duties under the 1940 Act, the general principles of state law in reviewing and approving advisory contracts, the standards used by courts in determining whether investment company boards of directors have fulfilled their duties, factors to be considered in voting on advisory contracts and an adviser’s fiduciary duty with respect to advisory agreements and compensation. It is with this background that the Board Members considered the Advisory Agreements. As outlined in more detail below, the Board Members considered various factors they believed relevant with respect to the Fund. Each Board Member may have accorded different weight to the various factors and information discussed below in reaching his or her conclusions with respect to the Fund’s Advisory Agreements. As applicable, the Board Members also considered information they had received in their capacity as trustees or directors of other registered investment companies advised by the Fund Advisers. At the time of the Meeting, the Nuveen fund complex consisted of the group of funds advised by NFAL and the group of funds advised by Teachers Advisors, LLC (“TAL” and collectively, the “Nuveen funds” or “funds”). TAL and NFAL were affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL was an indirect wholly owned subsidiary of TIAA. The Sub-Adviser is also an affiliate of NFAL. In connection with an internal restructuring pursuant to which TAL was merged into NAM, NFAL became the investment adviser on behalf of the Nuveen funds previously advised by TAL.

A. Nature, Extent and Quality of Services

The Board Members considered the nature, extent and quality of the services expected to be provided to the Fund by the Fund Advisers. Given that the Adviser and the Sub-Adviser already serve as adviser and sub-adviser, respectively, to other Nuveen funds overseen by the Board Members, the Board has a good understanding of each such Fund Adviser’s organization, operations, personnel and services. As the Board meets regularly throughout the year to oversee the funds in the fund complex, including funds currently advised or sub-advised, as applicable, by the Fund Advisers, Board Members may have, in part, relied upon their knowledge from their meetings and any other interactions throughout the year with the respective Fund Adviser in evaluating the Advisory Agreements.

The Board Members considered information about the structure, investment objective, investment strategy and other characteristics of the Fund and considered that the Fund would be an actively managed exchange-traded fund (“ETF”).

At the Meeting and/or at prior meetings, the Board has considered that the Adviser provides a wide array of management, oversight and other services necessary to manage and operate the applicable funds. The Board has considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. In its review of the services provided by the Adviser and its affiliates, the Board has considered a description of the staffing levels of the investment and non-investment personnel; the experience and qualifications of key personnel; succession planning and staffing in seeking to help ensure the continuation of services and avoid business disruptions as a result of retirements or departures; business continuity functions which seek to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions; ongoing investments in the infrastructure and technology in enhancing the services provided to the applicable Nuveen funds; certain financial data of the Adviser and/or TIAA in assessing the financial stability and condition of the Adviser to continue to provide a high level of quality services to the applicable Nuveen funds; and portfolio manager compensation structure in seeking to attract and retain high quality talent.

9

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

The Board has considered that the Adviser is responsible for providing investment advisory services to the funds and does so indirectly through a sub-adviser. In evaluating the investment advisory services, the Board and/or its investment committee have considered the Adviser’s role, among other things, in monitoring and reporting to the Board on fund performance, market conditions and investment team matters; setting and evaluating investment strategies, including changes to mandates, policies and benchmarks; monitoring and overseeing the performance and investment capabilities of the applicable sub-adviser and/or investment teams and recommending changes thereto as appropriate; monitoring compliance with portfolio guidelines; monitoring and analyzing the trade execution of the funds’ portfolios; and managing valuation matters. With respect to Nuveen ETFs, services also include, but are not limited to, evaluating tax efficiencies consistent with portfolio management and analyzing secondary market dynamics.

The Board Members considered that the Adviser would oversee the Sub-Adviser, which was generally expected to provide portfolio advisory services to the Fund. In addition, the Board Members considered the experience and expertise of the applicable investment team expected to manage the Fund.

In addition to the portfolio management services provided to the funds, the Board has considered the comprehensive package of non-management services the Adviser and its various teams and affiliates provide to manage and operate the funds, including compliance, regulatory, administrative and other services which have expanded over the years as a result of market, regulatory and other developments. Such services include, but are not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; regulatory and regulatory advocacy services, including monitoring regulatory developments that may impact the fund(s), responding to regulatory inquiries and examinations and fulfilling regulatory filing requirements; Board and committee support services, including organizing meetings and coordinating site visits and presentations with affiliated and/or external investment teams and providing reports on a wide range of topics relating to the operations and management of the funds, including strategic initiatives and priorities, fund performance, trade execution, securities lending (as applicable), compliance matters, valuation matters, liquidity and derivatives risk management; oversight services, including establishing and coordinating the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); and legal support services.

Aside from the services provided, the Board has considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board has considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board has considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board has considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services. The Board has also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services expected to be provided to the Fund under each Advisory Agreement.

B. Investment Performance

The Fund was new and, therefore, did not have its own performance history. The Board Members, however, were familiar with the performance records of other Nuveen funds advised by the Adviser and sub-advised by the Sub-Adviser.

The Board Members considered that the portfolio managers expected to manage the Fund also served as portfolio managers to another Nuveen fund (the “Other Fund”). Although the Fund’s strategy will differ from that of the Other Fund, the Adviser anticipated that there would be some overlap in U.S. holdings between the Fund and the Other Fund. The Board Members considered certain historical performance-related data pertaining to the Other Fund. Further, the Board Members considered certain historical performance-related data pertaining to various unaffiliated ETFs that, based on information provided by the Adviser, were generally comparable in certain respects to the Fund (the “Comparable ETFs”).

C. Fees, Expenses and Profitability

1.	Fees and Expenses

In evaluating the management fees and expenses that the Fund was expected to bear, the Board Members considered that the Fund would pay the Adviser a single, all-inclusive (or unitary) management fee for providing or paying for all services necessary for the management and operation of the Fund, subject to certain exceptions. Unlike the typical fee arrangements of other funds in which the funds pay a variety of fees and expenses such as investment advisory fees, transfer agency fees, audit fees, custodian fees and other expenses, the Nuveen ETFs pay the Adviser a unitary fee, and the Adviser is responsible for providing such services or arranging and supervising third parties to provide such services (subject to the certain exceptions). In this regard, the Board Members were provided with an estimate of the Fund’s anticipated operating expenses as well as a description of the expenses excluded from the unitary fee. In considering the proposed unitary fee structure, the Board Members considered that a unitary fee structure is beneficial to fund shareholders because it discloses to shareholders the costs of owning fund shares, shifts the risk to the Adviser of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies.

10

In their review, because the Fund will pay a unitary fee, the Board Members considered, among other things, the Fund’s proposed unitary fee compared to the net expense ratio of the Other Fund as well as the net expense ratios of the ETFs comprising the Comparable ETFs, and certain related data provided by the Adviser. Further, the Board Members considered the proposed sub-advisory fee for the Fund, which will be paid by the Adviser out of its unitary fee.

Based on their review of the fee and expense information provided, the Board Members determined that the Fund’s proposed management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services expected to be provided to the Fund.

2.	Comparisons with the Fees of Other Clients

At the Meeting and/or at prior meetings, the Board has considered that the Adviser, affiliated sub-advisers and/or advisory affiliates provide services to, in addition to the Nuveen funds, other clients, which may include, among others: separately managed accounts (“SMAs”), foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts (as applicable). The Board has considered certain fee data for these other types of clients managed in a similar manner to certain of the open-end funds compared to the management fee of the applicable fund. The Board has considered, among other things, that differences in the breadth of services provided to the funds compared to other types of clients (including the differences in the level of advisory services required of passively managed funds compared to actively managed funds); the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the differences in regulatory, disclosure and governance requirements applicable to funds and the infrastructure and activities necessary to support such requirements; the establishment and maintenance of servicing relationships with various service providers for the funds; the differences in investment policies and strategies, investor profiles and account sizes; and other factors all may contribute to the variations in relative fee rates. The Board, however, has considered that there are no comparable clients for the Nuveen ETFs. Further, the Board has considered the differences in risks the Adviser incurs, including entrepreneurial, legal and regulatory risks when sponsoring and managing funds compared to serving as adviser to other types of clients or sub-adviser to other funds.

With respect to the Sub-Adviser, the Board has further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates.

The Board has concluded that the varying levels of fees are reasonable given the foregoing.

3.	Profitability of the Fund Advisers

At the Meeting and/or at prior meetings, the Board Members have considered various profitability data relating to the Fund Advisers’ services to the Nuveen funds. In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed its affiliated sub-advisers) from its relationship with the funds, the Board Members have considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser (as well as the Adviser and TAL on a combined basis) attributable to servicing all applicable funds for 2025 and 2024; (c) certain profitability data of both the Adviser and TAL on a combined basis derived from the type of fund in the aggregate (i.e., from the closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2025 and 2024; and (d) certain profitability data of both the Adviser and TAL on a combined basis provided by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds).

In reviewing the profitability data, the Board Members have recognized the subjective nature and difficulty in calculating profitability, particularly on a per fund level. The Board has considered that the information is not audited and is based on cost allocation methodologies seeking to allocate various expenses throughout the complex and among the various advisory products. The Board Members have considered the allocation methodology used to prepare the profitability data but considered that other valid and reasonable methodologies also could be used and could lead to significantly different profit and loss results.

Further, the Board has considered Nuveen’s estimated profitability (pre- and post-distribution margins and pre-tax) from its services to the funds compared to the profitability margins of certain peers. The Board Members, however, have considered the inherent limitations of the comparative data given that profitability data is only available from peers which publish publicly available information and may be affected by numerous factors including, among other things, the types of funds a peer manages, its business mix, cost of capital, the assumptions and allocation methodology used in developing its profitability data, and fee waivers and expense reimbursements by the peer(s).

Aside from the foregoing profitability data, the Board has also considered the financial condition of TIAA. The Board Members have considered certain financial data of TIAA as of December 31, 2025 and 2024. The Board has considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility.

In evaluating the reasonableness of the compensation, the Board Members have also considered the indirect benefits the Adviser or Sub-Adviser may receive that are directly attributable to the management of the applicable funds as discussed in further detail below.

The Board considered certain information regarding the expected profitability of the Fund for its first year of operations, including currently estimated pre- and post-distribution margins.

11

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether the Fund could be expected to benefit from any economies of scale. The Board has considered the difficulty in measuring economies of scale with any precision but has considered the various means the Fund Advisers employ to help share the benefits of economies of scale with the respective funds and their shareholders.

The Board considered the Fund’s advisory fee schedule. The Board has considered that the Nuveen ETFs (including the Fund) pay a unitary fee and as a result, any reduction in fixed costs associated with the management of these funds would benefit the Adviser. However, the Board Members have considered that the unitary fee schedule provides shareholders with a level of certainty of the expenses of the Nuveen ETFs. The Board Members have considered that the unitary fees generally provide inherent economies of scale because the Nuveen ETF would maintain a relatively fixed fee over a given time period even if the particular fund’s assets declined and/or operating costs rose.

In addition, the Board has considered the Adviser’s and/or affiliates’ ongoing investments in their business, including investments in various technology initiatives from which the fund complex may benefit as well as ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

The Board has further considered that the scope of services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders.

Based on its review, the Board was satisfied that the proposed fee arrangements were expected to appropriately share any economies of scale with the Fund’s shareholders.

E. Indirect Benefits

At the Meeting and/or prior meetings, the Board Members have received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. These benefits include, among other things, fees paid to affiliates of the Adviser for services as noted below, the sharing of personnel and investment-related infrastructure with other clients of the Adviser, the use of affiliated sub-advisers in which case all the advisory revenue generated from such funds remains within Nuveen, and the use of certain funds as investment options for other products offered by the Adviser and/or its affiliates (such as life insurance separate account products, fund of funds or 529 education savings plans).

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members have considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated.

In addition, the Board Members have considered that the Adviser and the Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients but such costs are reimbursed to the funds.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and non-profit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits expected to be received by a Fund Adviser as a result of its relationship with the Fund were reasonable in light of the services expected to be provided.

F. Approval

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of the Investment Management Agreement and Sub-Advisory Agreement were reasonable, that the Fund Advisers’ fees were reasonable in light of the services expected to be provided to the Fund, and that the Investment Management Agreement and Sub-Advisory Agreement should be and were approved on behalf of the Fund.

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Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nushares ETF Trust

Date: September 3, 2026	By:	/s/ Briton Ryan
Briton Ryan
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 3, 2026	By:	/s/ Briton Ryan
Briton Ryan
Chief Administrative Officer
(principal executive officer)

Date: September 3, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)